As filed with the Securities and Exchange Commission on April 30, 2008

Securities Act registration no.  33-54822

Investment Company Act file no.  811-7360

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-effective amendment no. 29	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment no. 30	☒

Monetta Trust

(Registrant)

1776-A South Naperville Road, Suite 100

Wheaton, Illinois 60187

Telephone number: (630) 462-9800

Robert S. Bacarella	Arthur Don
Monetta Trust	Seyfarth Shaw LLP
1776-A South Naperville Road, Suite 100	131 South Dearborn Street, Suite 2400
Wheaton, Illinois 60187-8133	Chicago, Illinois 60603-5577

(Agents for Service)

Amending Parts A, B and C and filing Exhibits.

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to rule 485(b)

__X__on April 30, 2008 pursuant to rule 485(b)

_____ 60 days after filing pursuant to rule 485(a)(1)

_____ on __________ pursuant to rule 485(a)(1)

_____ 75 days after filing pursuant to rule 485(a)(2)

_____ on __________ pursuant to rule 485(a)(2)

If appropriate, check the following box:

   _____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monetta Family of Mutual Funds No-Load
Monetta Fund Monetta Trust  Young Investor Fund Mid-Cap Equity Fund Intermediate Bond Fund Government Money Market Fund

Prospectus April 30, 2008
1-800-MONETTA www.monetta.com

The Securities and Exchange Commission has not approved or disapproved of these securities, or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.


Funds’ Summary

1

Funds’ Goals and Principal Strategies

1

Principal Risks of Investing in the Funds

3

Performance

5

Fees and Expenses

8

Investment Objectives and Strategies

9

Investment Risks and Considerations

12

Management

16

Other Information

18

Shareholder Manual

21

Financial Highlights

35

              Privacy Notice

41

FUND SUMMARY


Monetta Young Investor Fund, ("Young Investor"), Monetta Mid-Cap Equity Fund ("Mid-Cap Equity Fund"), Monetta Intermediate Bond Fund ("Intermediate Bond Fund"), and Monetta Government Money Market Fund ("Government Money Market Fund") are series of Monetta Trust (the "Trust").  Monetta Fund, Inc. ("Monetta Fund") and each of the Trust series are collectively referred to as the "Funds." All Funds are advised by Monetta Financial Services, Inc. (the “Adviser”).

Monetta Fund and Mid-Cap Equity Fund ("Growth Funds") are designed for long-term investors who seek growth of capital and who can tolerate the volatility and risks associated with common stock investments.  The Young Investor Fund is designed for long-term investors, including young investors, who seek growth of capital by investing approximately 50% of its net assets in exchange traded funds (ETF’s) and other funds seeking to track the Standard & Poor’s 500 Index (“Index”) and the balance of the Young Investor Fund’s assets in common stocks of individual companies that produce products or provide services that are recognized by children and teenagers.  The Index is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.  In selecting investments for these Funds, emphasis is placed on stocks believed by the portfolio managers to have above average growth potential, with improving earnings per share growth, a history of growth and sound management and a strong balance sheet.  A "bottom up" approach is used in choosing investments.  That is to say, the portfolio managers look for companies with earnings growth potential one at a time.

Intermediate Bond Fund and Government Money Market Fund ("Fixed Income Funds") are designed for long-term investors who primarily seek current income associated with debt securities.  The portfolio managers consider economic factors such as the effect of interest rates on the Fixed Income Funds' investments and then apply a "bottom up" approach in choosing investments.  The managers look for income-producing securities that meet the investment criteria, taking into account the effect the investments would have on total return, credit risk and average maturity of the portfolio.

The following table sets forth in more detail the primary goals and strategies for each of the Funds.

FUND	PRINCIPAL STRATEGIES
Monetta Fund Goal: Seeks long-term capital growth.

Under normal market conditions, the Fund invests (at the time of investment) at least 65% of its net assets in common stocks of companies of all market capitalization ranges.  Based on market conditions, the Fund may be over-weighted in investments in issuers operating in volatile industry sectors relative to its benchmark.

Young Investor Fund Goal: Seeks long-term capital growth.

Under normal market conditions, invests (at the time of investment) approximately 50% of its net assets, plus the amount of any borrowings for investment purposes, in ETF’s and other funds seeking to track the Index.  The balance of the Fund may be invested directly in common stocks of companies of all market capitalization ranges and are diversified among industries and market sectors.  However, the Adviser will primarily seek to invest in common stocks that the Adviser believes provide long-term growth potential suitable for long-term investors, including young investors, and which provide an opportunity to teach young investors the fundamentals of investing.  The Fund seeks to invest in companies that produce products or provide services that the Adviser believes


1

FUND 	PRINCIPAL STRATEGIES (Cont’d)
Young Investor Fund Cont’d

children or teenagers use, are aware of, or have an interest in, and will generally focus on the common stock of well-recognized companies with large market capitalization.  Examples of these types of industries and market sectors include, but are not limited to, apparel and footwear, entertainment, retail, computer and electronics, restaurants and personal care products.   The Fund may invest up to 10% of its net assets in foreign stocks, primarily through American Depository Receipts.  The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures).

The Fund also has an educational objective.  It seeks to teach children and teenagers about investing, basic economic principles and personal finance through a variety of educational materials.  The materials are provided by the Adviser and distributed to shareholders on a regular basis.

Mid-Cap Equity Fund Goal: Seeks long-term capital growth.

Under normal market conditions, the fund invests (at the time of investment) at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with market capitalization between $1 billion and $10 billion.  Based on market conditions, the fund may be over-weighted in investments in issuers operating in volatile industry sectors relative to its benchmark.

Intermediate Bond Fund Goal: Seeks high current income consistent with preservation of capital.

Under normal market conditions, the fund invests (at the time of investment) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds, which include a variety of debt securities including corporate bonds and notes, government securities, taxable municipal obligations and securities backed by mortgages or other assets.  In addition, the fund expects that the dollar-weighted average maturity of its portfolio will be between 3 and 10 years.  At least 70% of total assets (at the time of investment) must be invested in U.S. Government securities or securities rated in the three highest investment grade categories by Moody's or S&P.  The fund may invest up to 25% of its assets (at the time of investment) in straight-debt securities of foreign issuers payable in U. S. dollars.

Government Money Market Fund Goal: Seeks maximum current income with safety of capital and maintenance of liquidity.	Invests only in securities issued or guaranteed by the U.S. Government or its agencies maturing in less than thirteen months.
The Funds’ will mail a notice to their respective shareholders at least sixty (60) days prior to any fund changing its name or name policy.


2

FUND RISKS

No investment is suitable for everyone.  The principal risk of investing in each fund is that returns may vary and you may lose some or all of the money you invest.  The value of a fund's portfolio could decrease if the stock market goes down or if the value of an individual stock in a portfolio decreases.  If the value of a fund's portfolio decreases, the fund's net asset value (NAV) would also decrease, which means if you sold your shares, you would receive less money.  The other risks inherent in each fund depend primarily upon the types of securities in each fund's portfolio, as well as on market conditions.  There is no guarantee that a fund will achieve its objective.

An investment in any fund is not a bank deposit and not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Monetta Fund, Young Investor Fund and Mid-Cap Equity Fund primarily invest in growth companies.  Growth companies are expected to increase their earnings at a certain rate.  When these expectations are not met, stock value can decline even if there is an increase in earnings.  In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

FUND	PRINCIPAL RISKS OF INVESTING IN THE FUNDS
Monetta Fund

The principle risk of investing in the Fund is that returns may vary and you could lose money.  The value of the Fund’s portfolio could decrease if the stock market goes down or if the value of an individual stock in the portfolio decreases.  The Fund may invest in more volatile sectors, which could result in a disproportionate return of loss compared to its benchmarks.  If the value of the Fund’s portfolio decreases, the Fund’s net asset value (NAV) would also decrease, which means if you sold your shares you would receive less money.  Common stocks tend to be more volatile than other investment choices.  The Fund may invest in smaller companies, and small-cap stocks may be more volatile and risky than large-cap stocks.  Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Young Investor Fund

Because the Fund plans, under normal market conditions, to invest approximately 50% of its assets in ETF’s and other funds which seek to track the Index (the “underlying funds”), the value of your investment will fluctuate in response to the performance of the Index and the underlying funds. The Index is largely made up of large-capitalization stocks.  Typically, large-capitalization stocks tend to be less volatile than small- and mid-capitalization stocks, but more volatile than other investment choices.  Because any underlying ETF or fund that seeks to track the Index will be invested in these large-capitalization stocks, those underlying funds, and subsequently, the Fund, will be subject to these risks.

The common stock portion of the Fund is primarily invested in growth companies. Growth companies are expected to increase their earnings at a certain rate.  When these expectations are not met, stock value can decline even if there is an increase in earnings.  In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.  The consumer industries in which the Fund intends to invest a portion of its assets can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.


3


FUND	PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Cont’d)
Young Investor Fund Cont’d

In certain circumstances, the Fund may invest in smaller companies, and small-cap stocks may be more volatile and risky than large-cap stocks.  Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Each underlying fund in which the Fund invests will have its own fees and expenses associated with it, and the Fund, and therefore the Fund’s shareholders, will bear its proportionate share of those fees and expenses.  In addition to the underlying funds’ fees and expenses, the Fund also has its own fees and expenses which will be borne proportionately by its shareholders.  For this reason, an investment in the Fund will be indirectly subject to higher expenses than if the investor were to invest directly in the underlying fund.  If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) would also decrease, which means if you sold your shares, you would receive less money.  The other risks inherent in the Fund depend primarily upon the types of securities in the Fund's portfolio, as well as on market conditions.  There is no guarantee that the Fund will achieve its objective.

Mid-Cap Equity Fund

This fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to its benchmarks.  Common stocks tend to be more volatile than other investment choices.  The fund invests in mid-size companies and mid-cap stocks may be more volatile and risky than large-cap stocks.

Intermediate Bond Fund

The fund invests in a variety of fixed income securities; a fundamental risk is that the value of these securities will fall if interest rates rise, which will cause the fund's net asset value (NAV) to also decline.  This is often referred to as "maturity risk."  In addition, there is credit risk associated with the securities that the fund invests in, if an issuer is unable to make principal and interest payments when due.  The fund may also face "prepayment risks," which occurs when falling interest rates lead issuers to prepay their bonds more quickly than usual so that they can re-issue bonds at a lower rate.  Risks of investing in foreign securities include less public information with respect to issuers of securities, different securities regulation and different accounting, auditing and financial reporting standards.

Government Money Market Fund

Although the fund invests only in securities issued by the U.S. Government, its agencies or instrumentalities, not all such securities are backed by the full faith and credit guarantee of the U.S. Government.  Your investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


4

Except for the Government Money Market Fund and the Young Investor Fund, all of the Funds have above-average trading activity, represented by high portfolio turnover rates.  This above-average activity increases brokerage commission expenses for the Funds, and may affect the Funds' performance by reducing investment returns and increasing the amount of any capital gains taxes paid by the Funds' shareholders

An investment in the Funds is not a bank deposit and not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following information illustrates how each of the Funds' performance has varied over time and the risk associated with investing in each fund.  The bar charts depict the change in performance from year-to-year during the period indicated.  The tables compare each fund's average annual returns for the periods indicated to broad-based securities market indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Funds' past performance (before and after taxes) does not necessarily indicate how they will perform in the future.


Best Quarter: 4th 1999, 47.66%; Worst Quarter: 3rd 1998, - 23.50%.
Average Annual Total Returns	1 Year	5 Years	10 Years
Monetta Fund*
Return Before Taxes	27.77%	15.92%	4.97%
Return After Taxes on Distributions	27.77%	15.90%	7.33%
Return After Taxes on Distributions and Sale of Fund Shares	18.05%	14.03%	7.11%
S&P 500 Index**	5.49%	12.82%	5.91%

*The above performance data for the Fund includes performance for the Fund, which operated under a small-cap investment focus from inception through 12/31/02.

**Reflects no deduction for fees, expenses or taxes.  The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


5


Best Quarter: 2nd 2007, 3.87%; Worst Quarter: 4th 2007, -2.76%.
Average Annual Total Returns	1 Year	Since Inception 12/12/2006
Monetta Young Investor Fund
Return Before Taxes	5.16%	4.56%
Return After Taxes on Distributions	4.97%	4.29%
Return After Taxes on Distributions and Sale of Fund Shares	3.36%	3.72%
S&P 500 Index*	5.49%	6.10%
*Reflects no deduction for fees, expenses or taxes. The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Best Quarter: 4th 1999, 44.55%; Worst Quarter: 1st 2001, -41.02%.
Average Annual Total Returns	1 Year	5 Years	10 Years
Monetta Mid-Cap Equity Fund
Return Before Taxes	12.56%	14.18%	0.65%
Return After Taxes on Distributions	12.56%	14.17%	-0.94%
Return After Taxes on Distributions and Sale of Fund Shares	8.16%	12.46%	-0.25%
S&P Mid-Cap 400 Index*	7.98%	16.20%	11.20%
*Reflects no deduction for fees, expenses or taxes. The S&P Mid-Cap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.


6


Best Quarter: 3rd 1998, 4.30%; Worst Quarter: 4th 2001, -3.94%.
Average Annual Total Returns	1 Year	5 Years	10 Years
Monetta Intermediate Bond Fund
Return Before Taxes	6.02%	3.34%	4.82%*
Return After Taxes on Distributions	4.57%	2.02%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares	3.89%	2.12%	2.97%
Lehman Bros. Interm. Gov’t / Credit Bond Index**	7.39%	4.06%	5.76%

*Total returns are net of a portion or all of the advisory fees waived by the Adviser.  Effective July 1, 2001, the Adviser elected not to waive any portion of the management fee.

**Reflects no deduction for fees, expenses or taxes.  The Lehman Brothers Intermediate Government/Credit Bond Index is a market value weighted performance benchmark which includes virtually every major U.S. government and investment-grade rated corporate bond with 1-10 years remaining until maturity

Best Quarter: 4th 2000, 1.60%; Worst Quarter: 4th 2003, 0.12%.
Average Annual Total Returns*	1 Year	5 Years	10 Years
Monetta Government Money Market Fund	4.88%*	2.65%*	3.42%*
* Total returns are net of all advisory fees waived by the Advisor.
For the Money Market Fund’s most recent 7-day SEC yield, you may call us at 1-800-MONETTA.


7

FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. Shareholder Fees (fees paid directly from your investment):

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None
*If you request payment of redemption proceeds by wire, you must pay the cost of the wire (currently $15.00). **For telephone exchanges, the Transfer Agent will charge a $5.00 fee to your account.


Annual Fund Operating Expenses (expenses that are deducted from fund assets)
	Monetta Fund	Young Investor Fund	Mid-Cap Equity Fund	Intermediate Bond Fund	Gov’t. Money Market Fund
Management Fees	0.95%	0.55%	0.75%	0.35%	0.25%
Distribution and Service (12b-1) Fees	N/A	0.25%	0.25%	0.25%	0.10%
Other Expenses	0.67%	15.71%(a)	1.19%	1.11%	0.69%
Acquired Fund Fees & Expenses	(b)	0.07%(b)	(b)	(b)	N/A
Total Annual Operating Expenses	1.62%	16.58%(a)	2.19%	1.71%	1.04%
Less Fee Waiver or Expense Reimbursement	(0.01)%	(15.51)%(a)	(0.05)%	(0.05)%	(0.74)%(c)
Net Expenses (d)	1.61%	1.07%(a)	2.14%	1.66%	0.30%

(a) The Adviser is contractually committed to waive fees and/or reimburse the expenses for the Young Investor Fund to the extent necessary to cap total annual fund operating expenses at a total of 1.00% through December 31, 2010; after that date, there is no assurance that expenses will be capped.

 (b)  Should the Adviser elect not to renew the fee waiver and reimbursement agreement with the Trust (with respect to the Government Money Market Fund) after December 31, 2009, it is assumed that the expenses incurred indirectly by the Funds, as a result of their investment in the Monetta Gov’t Money Market Fund, will not exceed 0.005% annually.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds and/or ETFs (“Acquired Fund(s)”). The 0.07% fees for the Young Investor Fund represents the Fund’s pro rata portion of the cumulative expenses charged by the Acquired Funds and is not a direct cost paid by Fund shareholders.

(c)  As of April 30, 2008, the Adviser and the Trust entered into a contractual arrangement whereby the Adviser has agreed to waive its management fees, reimburse the Government Money Market Fund for its distribution fees, and reimburse certain of the Government Money Market Fund’s expenses as necessary to cap the Government Money Market Fund’s Net Expenses at 0.50% of the Government Money Market Fund’s average daily net assets.  That waiver and reimbursement agreement shall continue in effect through December 31, 2009, and may be renewed for subsequent periods.  In fiscal year 2007, the Adviser voluntarily waived the entire management fee, voluntarily reimbursed the Government Money Market Fund’s distribution fees, and reimbursed certain operating expenses of the Government Money Market Fund.  The line items “Less Fee Waiver or Expense Reimbursement” and “Net Expenses” in the chart above reflect those voluntary actions of the Adviser.

(d) Funds operating expenses may not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include Acquired Funds' fees and expenses.


8

 Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that you reinvest your dividends and distributions, and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


	One Year	Three Years	Five Years	Ten Years
Monetta Fund	$165	$511	$881	$1,924
Monetta Young Investor Fund*	$1,573	$4,219	N/A	N/A
Monetta Mid-Cap Equity Fund	$222	$685	$1,174	$2,525
Monetta Intermediate Bond Fund	$174	$538	$928	$2,022
Monetta Government Money Market Fund	$106	$331	$574	$1,273

*The Adviser is contractually committed to cap total annual fund operating expenses for the Young Investor Fund at 1.00% through December 31, 2010.  As a result of this commitment, the Fund’s expense example would be $102 and $319 for One Year and Three Years, respectively.

INVESTMENT OBJECTIVES AND STRATEGIES

The Funds' investment objectives differ principally in the types of securities selected for investment and the importance each fund places on growth potential, current income and preservation of capital as considerations in selecting investments.

The Monetta Fund and Mid-Cap Equity Fund seek long-term capital growth by investing in common stocks believed to have above-average appreciation potential.  The Funds differ from each other with respect to the market capitalizations of the companies in which they invest.

The Monetta Young Investor Fund seeks long-term capital growth by investing approximately 50% of its net assets in ETF’s and other funds that seek to track the S&P 500 Index. The Index is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.  The balance of the Fund’s assets may be invested in common stocks of companies that produce products or provide services that are recognized by children and teenagers and believed to have above-average appreciation potential.  The Fund may invest up to 10% of its assets in foreign stocks primarily through American Depository Receipts (ADR’s).  The individual stocks may be invested in companies of any size, ranging from small-cap companies to large-cap companies.  When selecting individual companies, the Fund will favor companies that produce products or provide services that are directly or indirectly related to, and are recognized by children and teenagers.

Each fund's investment approach emphasizes a competitive return in rising markets and preservation of capital in declining markets in an attempt to generate long-term capital growth over a complete business cycle (approximately 3 to 5 years) when compared to the broader stock market indices.  The Adviser's emphasis is on common stocks with improving earnings per share growth, a history of growth and sound management, and a strong balance sheet.

In their investments in equity securities, the Monetta Fund, Young Investor Fund and Mid-Cap Equity Fund, each pursue a selling discipline to preserve capital gains and limit losses.  A security will not be sold purely on price appreciation or decline.  A security will normally be sold if it becomes less attractive compared to a new stock idea, or company fundamentals deteriorate with little perceived prospect for improvement within a reasonable time frame.  The actual timing of the sale of a security may be affected by liquidity constraints or other factors affecting the market for that security.  This selling discipline may result in higher than average portfolio turnover, which may be exacerbated by extraordinary market conditions.


9

The securities in which each fund invests will be listed on a national securities exchange or traded on an over-the-counter market.

The Funds will mail a notice to their respective shareholders at least sixty (60) days prior to any series of the Trust changing its name or name policy.

• Monetta Fund

The Fund's investment objective, under normal market conditions, is to provide its shareholders with capital appreciation by investing the Fund's assets in equity securities (common stocks) believed to have growth potential.  Under normal market conditions, the Fund generally invests (at the time of investment) at least 65% of its net assets in common stocks of companies of all market capitalization ranges.

• Young Investor Fund


The Young Investor Fund invests approximately 50% of its net assets in ETF’s and other funds that seek to track the S&P 500 Index. The balance of the Fund’s assets may be invested in common stocks of companies that produce products or provide services that are recognized by children and teenagers and believed to have above-average appreciation potential.  The Fund may invest up to 10% of its assets in foreign stocks primarily through American Depository Receipts (ADR’s).  The individual stocks may be invested in companies of any size, ranging from small-cap companies to large-cap companies.  When selecting individual companies, the Fund will favor companies that produce products or provide services that are directly or indirectly related to, and are recognized by children and teenagers.


The Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.  The Fund is neither sponsored by nor affiliated with Standard and Poor’s.  The Fund seeks to remain invested in the Index even when the Index is declining. Under normal market conditions, the Fund seeks to exceed the total return of the Index by investing the remaining assets in individual stocks that the portfolio manager believes to have above average growth potential.

The Fund's investment approach emphasizes a competitive return in rising markets and preservation of capital in declining markets in an attempt to generate long-term capital growth over a complete business cycle (approximately 3 to 5 years) when compared to the broader stock market indices.  The Adviser's emphasis is on a combination of other funds that seek to track the Index and common stocks with a history of growth, an experienced management team and a strong balance sheet.

In its investments in equity securities, the Young Investor Fund pursues a selling discipline to preserve capital gains and limit losses.  A security will not be sold purely on price appreciation or decline.  A security will normally be sold if it becomes less attractive compared to a new stock idea, or company fundamentals deteriorate with little perceived prospect for improvement within a reasonable time frame.  The actual timing of the sale of a security may be affected by liquidity constraints or other factors affecting the market for that security.  This selling discipline could result in higher than average portfolio turnover.

• Mid-Cap Equity Fund

The Mid-Cap Equity Fund typically invests in medium-sized companies within the range of companies included in the S&P Mid-Cap 400 Index.  The capitalization range for the S&P Mid-Cap 400 Index is between $200 million and $9 billion.  Under normal market conditions, the fund invests (at the time of investment) at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of mid-cap companies ranging between $1 billion and $10 billion.

• Intermediate Bond Fund

The Intermediate Bond Fund seeks a high level of current income, consistent with the preservation of capital, by investing primarily in marketable debt securities.

10

Under normal market conditions, the fund invests (at the time of investment) at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, which include a variety of debt securities, including corporate bonds and notes, government securities, taxable municipal obligations and securities backed by mortgages or other assets.  The fund expects that the dollar-weighted average life of its portfolio will be between 3 and 10 years.

Under normal market conditions, the Intermediate Bond Fund invests at least 70% of the value of its total assets (taken at market value at the time of investment) in the following:

(1)

Marketable straight-debt securities of domestic issuers and, of foreign issuers payable in U.S. dollars, rated at the time of purchase within the three highest grades assigned by Moody's or by S&P.  Securities by foreign issuers are limited to 25% of the fund's net assets at the time of investment.  A foreign issuer is a company organized under the laws of a foreign country that has its principal trading market for its security in a foreign country;

(2)  Taxable municipal securities of states, territories and possessions of the United States;

(3)

Securities issued or guaranteed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities;

(4)

Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated A or better by Moody's or by S&P;

(5)

Variable rate demand notes, if unrated, determined by the Adviser to be of credit quality comparable to the commercial paper in which the fund may invest; or

(6)

Bank obligations, including repurchase agreements,* of banks having total assets in excess of $500 million.

*A repurchase agreement is a sale of securities to a fund in which the seller (a bank or broker-dealer believed by the Adviser to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time.

• Government Money Market Fund

The Government Money Market Fund seeks maximum current income consistent with safety of capital and maintenance of liquidity.  The fund invests only in U. S. Government securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U. S. Government securities.

U. S. Government securities in which the fund is permitted to invest include:

(1)

Securities issued by the U. S. Treasury such as bills, notes, bonds and other debt securities;

(2)

Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U. S. Government that are backed by the full faith and credit guarantee of the U. S. Government;

(3)

Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U. S. Government that are not backed by the full faith and credit guarantee of the U. S. Government; and

(4)

Repurchase agreements for securities listed in (1), (2), and (3) above, regardless of the maturities of such underlying securities.

The fund is a money market fund and follows procedures, described in the Statement of Additional Information, designed to stabilize its net asset value per share at $1.00.  In order to help maintain the stable $1.00 net asset value, the average days to maturity of the securities cannot be greater than 90 days.

The Funds' investment restrictions are detailed in the Statement of Additional Information (SAI).  Fundamental investment objectives cannot be changed without shareholder approval.

11

INVESTMENT RISKS AND CONSIDERATIONS

Investment Risks

All investments, including those in mutual funds, have risks.  No investment is suitable for all investors.  The risks inherent in each fund depend primarily upon the types of securities in the fund's portfolio, as well as on market conditions.  There is no guarantee that a fund will achieve its objective or that the managers' investment strategies will be successful.  There is a risk that you could lose all or a portion of your investment in a fund as a result of a steep, sudden and/or prolonged market decline.

The Monetta Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.  The value of the Fund's portfolio could decrease if the stock market goes down or if the value of an individual stock in the portfolio decreases.  The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to its benchmarks.  If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) would also decrease, which means, if you sold your shares, you would receive less money.  Common stocks tend to be more volatile than other investment choices.  The Fund may invest in smaller companies, and small-cap and mid-cap stocks may be more volatile and risky than large-cap stocks.  Smaller companies typically have more limited product lines, markets and financial resources than larger companies and their securities may trade less frequently, and in more limited volume, than those of larger, more mature companies.

The Young Investor Fund is designed for long-term investors, including young investors, who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.  The value of the Fund's portfolio could decrease if the value of the other funds in which it invests go down or if the value of an individual stock in the portfolio decreases.  The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to its benchmarks.  If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) would also decrease, which means, if you sold your shares, you would receive less money.  Common stocks tend to be more volatile than other investment choices.  While the Index and most of the Fund’s common stocks reflect performance of large capitalization stocks, the Fund may invest in smaller companies, and small-cap and mid-cap stocks may be more volatile and risky than large-cap stocks.  Smaller companies typically have more limited product lines, markets and financial resources than larger companies and their securities may trade less frequently, and in more limited volume, than those of larger, more mature companies.  An emphasis on the purchase of individual stocks of companies that produce products or provide services that are recognized by children or teenagers may also be a risk if this sector underperforms, which can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

The Mid-Cap Equity Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.  The value of the fund's portfolio could decrease if the stock market goes down or if the value of an individual stock in a portfolio decreases.  The fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to its benchmarks.  If the value of the fund's portfolio decreases, the fund's net asset value (NAV) would also decrease, which means, if you sold your shares, you would receive less money.  Common stocks tend to be more volatile than other investment choices.  The fund invests in mid-size companies and mid-cap stocks may be more volatile and risky than large-cap stocks.

The Intermediate Bond Fund is appropriate for investors who seek high income with less net asset value fluctuation (from interest rate changes) than that of a longer-term fund.  However, the fund has more net asset value fluctuation than with a shorter-term fund.  The fund is appropriate for investors who can accept the credit and other risks associated with securities (up to 20%) that are rated below investment grade or

12

unrated.  A longer-term bond fund will usually provide a higher yield than an intermediate term fund like the Intermediate Bond Fund; conversely, an intermediate-term fund usually has less net asset value fluctuation, although there can be no guarantee that this will be the case.  Since the fund invests in a variety of fixed-income securities, a fundamental risk is that the value of these securities will fall if interest rates rise, which will cause the fund's net asset value (NAV) to also decline.  This is often referred to as "maturity risk."  In addition, there is credit risk associated with the securities that the fund invests in, if an issuer is unable to make principal and interest payments when due.  The fund may also face "prepayment risks," which occurs when falling interest rates lead issuers to prepay their bonds more quickly than usual so that they can re-issue bonds at a lower rate.  Risks of investing in foreign securities include less public information with respect to issuers of securities, different securities regulation, and different accounting, auditing and financial reporting standards.

The Government Money Market Fund is designed for investors who seek income with minimum risk (including the risk of principal loss) other than the risk of changes in yield caused by fluctuation in prevailing levels of interest rates.  Because the Government Money Market Fund's investment policy permits it to invest in U. S. Government Securities that are not backed by the full faith and credit of the U. S. Government, investment in that fund may involve risks that are different in some respects from an investment in a fund that invests only in securities that are backed by the full faith and credit of the U. S. Government.  Such risks may include a greater risk of loss of principal and interest on the securities in the fund's portfolio that are supported only by the issuing or guaranteeing U. S. Government agency or instrumentality since the fund must look principally or solely to that entity for ultimate repayment.  There can be no guarantee that the Government Money Market Fund will be able at all times to maintain its net asset value per share at $1.00.

Investment Considerations


Equity Securities in the Monetta Fund, Young Investor Fund and Mid-Cap Equity Fund.  Common stocks represent an equity interest in a corporation.  Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term and there is no guarantee of continued long-term growth.  The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class.  Stocks of small to mid-size companies tend to be more volatile and less liquid than stocks of large companies.  Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.  Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks.  Equity securities of technology growth companies are extremely volatile primarily due to market saturation, price competition and rapid product obsolescence.

Debt Securities in the Intermediate Bond Fund and Government Money Market Fund.  Bonds and other debt instruments are methods for an issuer to borrow money from investors.  Debt securities have varying levels of sensitivity to interest rate changes and varying degrees of quality.  A decline in prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.  As a result, interest rate fluctuations will affect a fund's net asset value, but not the income received by a fund from its portfolio securities (because yields on debt securities available for purchase by a fund vary over time, no specific yield on shares of a fund can be assured).  Also, if the bonds in a fund's portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed and the fund will probably be unable to replace them with securities having a comparable yield.  There can be no assurance that payments of interest and principal on portfolio securities will be made when due.  Bonds and bond funds are also exposed to credit risk, which is the possibility that the issuer will default on its obligation to pay interest and/or principal.


13

"Investment Grade" Debt Securities are those rated within the four highest ratings categories of Moody's or S&P or, if unrated, determined by the Adviser to be of comparable credit quality.  Bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to make principal and interest payments than is the case with higher grade bonds.  Lower-rated debt securities (commonly called "junk bonds"), on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy; they are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt securities.  Convertible debt securities are frequently unrated or, if rated, are below investment grade.  For more information, see the discussion of debt securities in the Funds' Statement of Additional Information.

Short-Term Investment in all the Funds.  The Funds (other than the Government Money Market Fund) may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted.  When a fund is so invested, it may not achieve its investment objective.  Such investments may be in U.S. Government securities of the type in which the Government Money Market Fund may invest; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U. S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and demand notes comparable in quality, in the Adviser's judgment, to commercial paper rated in the highest category.


When-Issued and Delayed-Delivery Securities The Intermediate Bond Fund and Government Money Market Fund may invest in securities purchased on a when-issued or delayed-delivery basis.  Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed.  A fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons.  The Government Money Market Fund may purchase securities on a standby commitment basis, which is a delayed-delivery agreement in which the fund binds itself to accept delivery of a security at the option of the other party to the agreement.  When a fund commits to purchase securities on a when-issued or delayed-delivery basis, the fund segregates assets to secure its ability to perform and to avoid the creation of leverage.

Repurchase Agreements The Intermediate Bond Fund and Government Money Market Fund may enter into repurchase agreements.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Options and Futures Consistent with its objectives, the Intermediate Bond Fund may purchase and write both call options and put options on securities and on indices and enter into interest rate and index futures contracts and options on such futures contracts (such put and call options, futures contracts, and options on futures contracts are referred to as "derivative products") in order to provide additional revenue or to hedge against changes in security prices or interest rates.  The fund may write a call or put option only if the option is covered.  The fund will limit its use of futures contracts and options on futures contracts to hedging transactions to the extent required to do so by regulatory agencies.  There are several risks associated with the use of derivative products.  As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option.  Because of low margin deposits required, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.  Since there can be no assurance that a liquid


14


market will exist when the fund seeks to close out a derivative product position, these risks may become magnified.  Because of these and other risks, successful use of derivative products depends on the Adviser's ability to correctly predict changes in the level and the direction of stock prices, interest rates and other market factors; but even a well-conceived transaction may be unsuccessful because of an imperfect correlation between the securities and derivative product markets.  When the Intermediate Bond Fund enters into a futures contract, it segregates assets to secure its ability to perform and to avoid the creation of leverage.  For additional information, please refer to the Funds' Statement of Additional Information.

Index Risk.  The portion of the Fund that invests in underlying funds that track the Index will be subject to certain risks which are unique to tracking the Index.  The Index is made up primarily of large-capitalization companies.  The underlying funds, which may be Exchange-Traded Funds, open-end mutual funds, or closed-end funds, in which the Fund invests track the Index, and are therefore subject to the same risks the Index is subject to.  This includes investment style risk, which is the chance that returns from large-capitalization stocks tend to be less volatile than small- and mid-capitalization stocks, but more volatile than other investment choices.  Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general.  These periods have, in the past, lasted for as long as several years.

Sector Risk.  The consumer industries in which the Fund intends to invest a portion of its assets that are not invested in other funds that track the Index can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Portfolio Turnover The Monetta Fund and Mid-Cap Equity Fund normally execute an above-average amount of equity trading.  Their annual portfolio turnover rates each typically exceed 100%, and in some years exceeded 400%*. The Intermediate Bond Fund has executed trades resulting in a slightly lower range of turnover rate from 20% to over 75%.  The Young Investor Fund, as a result of the anticipated significant investment in ETF’s that seek to track the S&P 500 Index, does not intend to execute an above-average amount of equity trading.  High portfolio turnover rates increase brokerage commissions paid for the equity funds and may reduce investment returns.  To the extent that the trading results in net realized gains, the shareholder will be taxed on the distributions.  In addition, the tax consequences and trading costs associated with high portfolio turnover can affect the Funds' performance by reducing investment returns.

*A portfolio turnover rate of 400% is equivalent to the fund buying and selling all of the securities in its portfolio four times in the course of a year.


15

MANAGEMENT

Management of the Funds

The Board of Directors of the Fund, the Board of Trustees of the Trust, Investment Adviser and the Funds' management and administrative teams are instrumental in the management of the Funds.

Board of Directors and Trustees

The Board of Directors of the Fund and the Board of Trustees of the Trust oversees the management of the Funds and meets at least quarterly to review reports about fund operations. Although the Directors and Trustees do not manage the Funds, they have hired the Adviser to do so.  At the recommendation of the Adviser, the Board approves the transfer agent, custodial bank, distributor and administrator on an annual basis.

Over 50% of the Directors and Trustees are independent of the Funds' Adviser under the Investment Company Act of 1940.

Investment Adviser

The investment adviser is Monetta Financial Services, Inc.  Subject to the overall authority of the Board, the Adviser manages the business and investments of the Funds under an investment advisory agreement dated December 3, 2001.  The Adviser is controlled by Robert S. Bacarella, the President and Founder of the Funds.  The Adviser's address is 1776-A S. Naperville Road, Suite 100, Wheaton, IL 60187.  It is a Delaware corporation, incorporated on January 13, 1984.  The Adviser has managed the Monetta Fund and Monetta Trust since inception, 1986 and 1993, respectively.


The Adviser receives a monthly fee from each fund based on that fund's average net assets, computed and accrued daily.  The annual management fee rate paid to the Adviser by the Young Investor Fund and each of the Fixed Income Funds is: Young Investor Fund 0.55%; Intermediate Bond Fund 0.35% and Government Money Market Fund 0.25%.  For each of the Equity Funds, the management fee rate is:

Fund	First $300 million in Net Assets	Next $200 million in Net Assets	Net Assets over $500 million
Monetta Fund	0.95%	0.90%	0.85%
Mid-Cap Equity Fund	0.75%	0.70%	0.65%
Each of these two Funds had assets in fiscal year 2007 below $300 million.

From the management fee, the Adviser pays for all the expenses to manage the assets of the Funds; the Funds bear direct Fund related expenses such as transfer agent, custodial, audit, legal and brokerage expenses, certain administrative/accounting expenses, and fees and expenses of the Independent Directors and Trustees.


16

Sub-Advisers

Ambassador Capital Management, LLC

Ambassador Capital Management, LLC (“Ambassador”), located at 500 Griswold, Detroit, Michigan, was established as a limited liability company on February 18, 1998.  Its managers have a total of over 72 years of experience in the management of fixed income portfolios.  The firm specializes in the management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations.


Ambassador has been sub-adviser to the Government Money Market Fund since December 2001, and, from December 2001 until its liquidation on December 27, 2007, was the sub-adviser to the fixed income portion of the Balanced Fund.  Ambassador’s sub-advisory fee is paid to Ambassador by the Adviser.  The annual management fee rate paid to Ambassador by the Adviser for net assets of the Government Money Market Fund in excess of $30 million is 20% of the fee charged by the Adviser.  In fiscal year 2007, there were no fees paid to Ambassador due to the level of assets in the Funds it sub-advised.

Belle Haven Investments, L.P.

Effective as of December 1, 2006, Belle Haven Investments, L.P., a Connecticut limited partnership (“Belle Haven”), became the sub-adviser to the Monetta Intermediate Bond Fund pursuant to an Interim Sub-Advisory Agreement entered into as of that date between the Adviser and Belle Haven.  Pursuant to the terms of the Interim Sub-Advisory Agreement, Belle Haven received no fees for the subadvisory services it provided to the Monetta Intermediate Bond Fund for the fiscal year ended December 31, 2007.

On March 29, 2007, an Investment Sub-Advisory Agreement between the Adviser and Belle Haven was approved by the shareholders of the Monetta Intermediate Bond Fund at a special meeting called for that purpose.  The Adviser and Belle Haven executed that Investment Sub-Advisory Agreement as of April 1, 2007.  Under this Investment Sub-Advisory Agreement, Belle Haven’s annual fee is 0.25% of average daily net assets of the Monetta Intermediate Bond Fund.  This fee is paid entirely by the Adviser, and has not resulted in any additional costs to the Monetta Intermediate Bond Fund.

Belle Haven has provided professional investment portfolio management, primarily with regard to fixed income securities to high net worth individuals and institutional clients since 2002.  Belle Haven’s address is 1133 Westchester Ave, Suite 5221, White Plains, NY 10604.

Investment Team

The Adviser manages certain Funds through the use of co-managers.  Mr. Robert S. Bacarella manages the Monetta Fund, Young Investor Fund and Mid-Cap Equity Fund.  Mr. Gary Schaefer and Mr. Bacarella co-manage the Government Money Market Fund.  Mr. Schaefer is the lead manager of the Government Money Market Fund and has final decision regarding investments and investment allocation of that portfolio.  Mr. J. Matthew Dalton and Mr. Mark Steffen co-manage the Intermediate Bond Fund by collaborating on all investment decisions and meeting periodically to discuss concepts.

Mr. Bacarella has been Chairman and CEO of the Adviser since October 1996; Director of the Adviser since 1984; and President of the Adviser from 1984 to 1996 and April 1997 to present.  He served as the portfolio manager or co-manager of the Monetta Fund, Young Investor Fund and Mid-Cap Equity Fund since inception.  He served as the portfolio manager of the Intermediate Bond Fund and the Government Money Market Fund from November 1996 through November 2001 and co-manager since November 2001.  Mr. Bacarella was Director - Pension Fund Investments for Borg-Warner Corporation until 1989.  He received his Bachelors Degree in Finance and Accounting from St. Joseph's College and his MBA from Roosevelt University.


17


Mr. Schaefer has managed the Government Money Market Fund as an employee of Ambassador (the sub-adviser of the fund) since December 2001.  Prior to December 2001, Mr. Schaefer was manager of the fund as an employee of the Adviser since June 1997.  Mr. Schaefer was Managing Director with Lehman Brothers from 1984 to 1997.  He has been involved in various aspects of the fixed income discipline since 1971.  He has his Bachelor's Degree in Finance and his MBA from the University of Detroit.


J. Matthew Dalton has been Chief Executive Officer of Belle Haven since 2002 and Executive Vice President from 1996 to 2002.  Mr. Dalton has been Co-Senior Portfolio Manager of the Intermediate Bond Fund since December 1, 2006.  Mr. Dalton’s background includes over 20 years of experience in the bond market.  From 1994 through 1996, he was employed by Rodman & Renshaw as the head of its fixed income division.  After attending Purdue University, Mr. Dalton was recruited by Lehman Brothers where he was employed in their Municipal Bond Department from 1985 to 1994.

 Mark Steffen, has been Chief Operating Officer of Belle Haven since 2002 and Executive Vice President from 1996 to 2002.  Mr. Steffen has been Co-Senior Portfolio Manager of the Intermediate Bond Fund since December 1, 2006.  In addition to COO, Mr. Steffen serves on the firms Management Committee and Investment Committee.  Since 1984 Mr. Steffen’s Wall Street experience includes: Municipal Trader at Dain Bosworth, Senior Municipal Underwriter at Glickenhaus & Co, and Senior Municipal Trader at Rodman and Renshaw.  Mr. Steffen is a graduate of Colgate University.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, additional accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

OTHER INFORMATION

The Monetta Fund, Monetta Trust and the Funds use "Monetta" in their names by license from the Adviser and would be required to stop using those names if Monetta Financial Services, Inc. ceases to be the Adviser.  The Adviser has the right to use the name for other enterprises, including other investment companies.

Promotional Activities
From time to time, the Adviser may undertake various promotional activities with the view to increasing the assets or the number of shareholder accounts of one or more of the Funds.
Best Execution and Soft Dollar Disclosure

The Adviser seeks the best combination of net price and execution in selecting broker-dealers or electronic trading systems to execute portfolio transactions for the Funds by using a combination of limit and/or market orders at the time of the transaction. Under Section 28(e) of the Securities Exchange Act of 1934, an Adviser can redeem and make use of soft dollar trading credits to pay for research services, assuming "best execution" from the broker/dealer. The Adviser uses soft dollar credits by trading primarily through electronic trading systems such as Instinet and credits are used to pay primarily for such research services as Bloomberg, O'Neil data base and daily pricing services.  The Funds may also use soft dollars to pay for fund operating expenses such as legal, audit, tax preparation, proxy and printing as provided for by Rule 6-07 under Regulation S-X.  The Adviser may use soft dollars from a Fund's securities transactions to acquire research services or products that are not directly useful to that fund and that may be useful to the Adviser in advising other funds within the same complex.  Brokerage commissions may be used to pay expenses of any or all series of the Funds and not just the expenses of the series/Fund that paid the commissions.  For additional information on Directed Brokerage Agreements and best execution, please see the Statement of Additional Information.

18

Initial Public Offering (IPO's) Disclosure

The Funds may participate in the IPO market and a portion of the Funds' returns may be attributable to its investments in IPO's.  Investments in IPO's could have a magnified impact on a fund with a small asset base.  There is no guarantee that as a fund's assets grow, it will continue to experience similar performance by investing in IPO's.  IPO allocation among the Funds is based primarily on the portfolio managers' discretion to participate in such IPO's and other investment considerations.

Distribution and Service Plans


The Trust has adopted Service and Distribution Plans (each, a "Plan" and collectively, the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940.  Each series of the Trust may compensate service organizations for their accounting, shareholder services and distribution services in amounts up to 0.25% of 1% of the average daily net asset value of the Young Investor Fund, Mid-Cap Equity Fund and Intermediate Bond Fund and 0.10% of the average daily net asset value of the shares of the Government Money Market Fund.  Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For additional information on the Plans, please see the Statement of Additional Information.


Anti-Money Laundering Compliance

In compliance with the USA Patriot Act of 2001, please note that the Funds' Transfer Agent will verify certain information on your account application as part of the Funds' Anti-Money Laundering Compliance Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a post office box will not be accepted.

The Funds and the Distributor are required to comply with various anti-money laundering laws and regulations.  Consequently, the Funds or the Distributor may request additional information from you to verify your identity and source of funds.  If at any time the Funds believe an investor may be involved in suspicious activity, or if certain account information matches information on government lists of suspicious persons, they may choose not to establish a new account or may be required to "freeze" a shareholder's account.  They may also be required to provide a government agency or another financial institution with information about transactions that have occurred in a shareholder's account, or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency.  In some circumstances, the law may not permit the Funds or the Distributor to inform the shareholder that it has taken the actions described above.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities, and information on how the Funds voted those proxies during the most recent 12-month period ended June 30, are available without charge, upon request, by calling us at 1-800-MONETTA. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Disclosure of Portfolio Holdings Policies and Procedures

The Funds disclose their calendar quarter-end portfolio holdings on its website, http://www.monetta.com, no earlier than 15 calendar days after the end of each quarter. The Funds also disclose their top ten holdings on its website no earlier than 15 calendar days after the end of each month. The top ten and quarter-end portfolio schedules will remain available on the Fund's website at least until it is updated for the next month or

19

quarter, respectively, or until the Fund files with the Securities and Exchange Commission its semi-annual or annual shareholder report or Form N-Q that includes such period. The most recent portfolio schedules are available on the Funds' website, as noted above, or by calling toll free at 1-800-MONETTA. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Statement of Additional Information.

Summary of Business Continuity Plan

We are committed to ensuring seamless service and uninterrupted business coverage for all shareholders in the event of an unexpected business disruption.  The Funds, the Adviser, and the Administrator have adopted and regularly review a shared Business Continuity Plan designed to recover their critical business functions in the event of a severe business disruption.

All shareholder data and records are housed and maintained by the Funds' transfer agent, U.S. Bancorp Fund Services, LLC ("USB"), in Milwaukee, Wisconsin. Additionally, all Funds’ transactions (including purchases, redemptions and exchanges) are made exclusively through USB.

In the event of any disruptive occurrence that would adversely affect USB's primary facilities, USB has developed a comprehensive business continuity plan that is designed to ensure that USB can continue to carry out its obligations on behalf of the Funds and their shareholders.

20


FUNDS SHAREHOLDER’S MANUAL
This section provides you with:
• Fund Reference Information (Ticker Symbol, Fund Code) 23
• How To Purchase Fund Shares 26
• How To Redeem Fund Shares 28
• Dividends, Distributions and Federal Taxes 31
• How The Net Asset Value is Determined 32
• Shareholder Services 33
• Tax-Sheltered Retirement Plans Available 34
The various account policies, procedures and services may be modified or discontinued without shareholder approval or prior notice.


21

(This Page is Left Intentionally Blank)

22


FUND REFERENCE INFORMATION SUMMARY
Entity / File No	Fund Name	Fund No	Ticker	Listing Name	Income Dividend
Monetta Fund, Inc. 811-4466	Monetta	9	MONTX	Monetta	Annually (if any)
Monetta Trust 811-7360
	Young Investor	17	MYIFX	(Not Listed)	Annually (if any)
	Mid-Cap Equity	10	MMCEX	MidCap	Annually (if any)
	Intermediate Bond	11	MIBFX	IntermdBd	Monthly
	Gov’t Money Market	12	MONXX	(Not Listed)	Daily
 Capital Gains Distributions, if any, are normally paid in November.
Minimum Investment: Initial Investment: $1,000 Subsequent Investments: No Minimum
Automatic Investment Plan: •Initial Investment: $250 •Subsequent Investment: $25 per month

Payroll Deduction Plan

Retirement Plans Available:

Individual Retirement Accounts: Regular, Roth, Coverdell Savings Account (formerly Education IRA), and Simple

Internet Site:
www.monetta.com

www.younginvestorfund.com

23


Shareholder Information Summary Purchase of Fund Shares
	New Account	Existing Account	Exchange
* By Telephone: 1-800-241-9772 8 a.m. to 7 p.m. (Central Time)	N/A	With a bank transfer however, your financial institution must be an ACH member (minimum of $25).	With telephone exchange privilege, you may exchange shares between funds of the Monetta Fund and the Monetta Trust (minimum of $1,000, $5.00 fee).
* By Mail: Monetta Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Enclose a signed and completed application form with a check payable to Monetta Funds.	Enclose your check with an investment slip (see your current account statement) or a signed letter indicating your name, address and account number.	Enclose written instructions to exchange your shares between funds of the Monetta Fund and the Monetta Trust.
* By Overnight Delivery: Monetta Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan St. Milwaukee, WI 53202	Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

* By Wire:

Call the Transfer Agent at 1-800-241-9772 to notify them that you intend to purchase shares by wire and to verify wire instructions.

Wired funds must be received prior to 3:00pm Central time to be eligible for same day pricing. Neither the Fund nor U.S. Bank, are responsible for the consequences of delays  resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

N/A

Deliver the following wire instructions to your bank:

U.S. Bank, N.A.
777 E. Wisconsin Ave. Milwaukee, WI 53202 •ABA No.075000022

•Acct No.112-952-137

Further Credit:

•Fund Name

•Your Name

•Your Monetta Account No.

N/A
* By Dealer:	You may have your dealer order and pay for the shares. In this case you must pay your dealer directly. Your dealer will then order the shares from the Distributor.	Contact a dealer who will make the transaction through the Distributor. Please note that the dealer may charge a service fee or commission for each transaction	Contact a dealer who will make the transaction through the Distributor. Please note that the dealer may charge a service fee or commission for each transaction.
Please note that the dealer may charge a service fee or commission for buying these shares.
The above information is provided in summary form for your convenience; please refer to each respective section of this prospectus for details.


24


Shareholder Information Summary Redemption of Shares
	New Account	Existing Account	Exchange
* By Telephone: 1-800-241-9772 8 a.m. to 7 p.m. (Central Time)	N/A

With a telephone redemption privilege, you may redeem shares from your account.  The funds will be sent directly to you or a designated financial institution.

With a bank transfer, however, your financial institution must be an ACH member (minimum of $25).

With telephone exchange privilege, you may exchange shares between funds of the Monetta Fund and the Monetta Trust (minimum of $1,000, $5.00 fee).
* By Mail: Monetta Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	N/A

Enclose signed written instructions, including account number, amount or number of shares (redemptions in excess of $50,000 require a signature guarantee). Checks written on the Gov’t Money Market Fund must be at least $500 to a maximum of   $50,000.

Enclose written instructions to exchange your shares between funds of the Monetta Fund and the Monetta Trust.
* By Overnight Delivery: Monetta Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan St. Milwaukee, WI 53202	Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
* By Dealer:	N/A	Contact a dealer who will make the transaction through the Distributor. Please note that the dealer may charge a service fee or commission for each transaction	Contact a dealer who will make the transaction through the Distributor. Please note that the dealer may charge a service fee or commission for each transaction.

The above information is provided in summary form for your convenience; please refer to each respective section of this prospectus for details.


25

HOW TO PURCHASE FUND SHARES

You may purchase shares of any of the Funds through a dealer, by telephone (if you have the ACH plan), by check, by wire (into an existing account only), or by exchange from your account into one of the other funds.  Your initial investment in any of the Monetta Funds must be at least $1,000.  There is no minimum additional investment amount.  Each fund has a minimum account balance of $1,000.  If you are purchasing shares to be held by a tax-sheltered retirement plan sponsored by the Adviser, you must use special application forms that you can obtain by calling the Funds at 1-800-MONETTA.  Your purchase order must be received by the Funds' Transfer Agent before the close of regular session trading on the New York Stock Exchange (ordinarily 3:00 p.m. Central Time) to receive the net asset value calculated on that day.  Orders received after the close will receive the next calculated net asset value.  However, shares of the Monetta Government Money Market Fund are entitled to receive dividends beginning on the day of purchase if the purchase is received prior to 10:00 a.m. Central Time.  Purchase orders received after 10:00 a.m. Central Time, but prior to the close of business, will begin earning dividends on the following day.  Initial purchases by an individual shareholder cannot be made by telephoning or faxing an application to the Funds or the Transfer Agent.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-241-9772 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States. The Monetta Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Telephone - Existing Accounts Only

By using the Funds' telephone purchase option, you may move money from your bank account to your fund account at your request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.  The option will become effective approximately 15 business days after the application form is received.  Subsequent investments may be made by calling 1-800-241-9772.  If your order is placed with the Transfer Agent prior to the close of regular trading on a given date, your shares will be purchased on that date.  Most transfers are completed within one business day.  If money is moved by ACH transfer, you will not be charged by the Funds for these services.  The minimum amount that can be transferred by telephone is $25.  The Funds reserve the right to modify or remove the ability to purchase shares by telephone at any time.

Purchase by Check

To purchase shares of a fund by check, complete and sign the Share Purchase Application included in this Prospectus and return it, with a check payable to MONETTA FUNDS.  Applications will not be accepted unless accompanied by payment.  Additional purchases by check may be made at any time by mailing a check payable to MONETTA FUNDS together with the detachable form from a prior account statement or a

26

letter indicating the account number to which the subsequent purchase is to be credited and the name(s) of the registered owner(s).

Payment should be made by check, payable in U.S. dollars, drawn on a U.S. bank, savings and loan, or credit union.  The Funds will not accept payment in cash or money orders.  The Funds will not accept cashier's checks in amounts less than $10,000.  Also, to prevent check fraud, the Funds will not accept U.S. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.  Although the Funds do not normally allow shareholder account funding by cashier's checks or third-party checks, it may allow such funding in the following instances: (i) IRA rollovers, (ii) trusts, (iii) gifts, or (iv) business accounts.

In each instance, proper measures should be taken to guard against money laundering.  All checks should be made payable to MONETTA FUNDS.  If your order to purchase shares is canceled because your check does not clear, you will be responsible for a $25.00 return item fee and any resulting loss incurred by the Fund.

Purchase by Wire

Shares may also be purchased by wire transfer of funds into an existing account only.  Before wiring funds, call the Transfer Agent at 1-800-241-9772 to ensure prompt and accurate handling of your account.  Your bank may charge you a fee for sending the wire.  The Funds will not be responsible for the consequences of any delays, including delays in the banking or Federal Reserve wire systems.

Purchase by Exchange

You may purchase shares, either by phone or by mail, (1) by exchange of shares of another fund offered by the Monetta Family of Funds or (2) by exchange of shares of any fund between the Monetta Trust and Monetta Fund.  Before you decide to make an exchange between any of the Funds, you must obtain the current prospectus.  Restrictions apply; please review the information under "How to Redeem Shares - By Exchange."

Purchase through Intermediaries

You may also purchase (and redeem) shares through brokers, agents or other institutions (intermediaries) who have entered into selling agreements with Quasar Distributors, LLC.  Investors may be charged a fee by the intermediary and may set their own initial and subsequent investment minimums.  If you purchase shares through an intermediary, it will be responsible for promptly forwarding your order to the Funds' Transfer Agent.  The Funds and the Adviser may enter into arrangements with such intermediary by which a fund may pay up to 0.25% (0.10% with respect to the Government Money Market Fund, which currently is waived) of the value of shares purchased through that intermediary, to compensate it for distribution and other related services provided to those Funds' shareholders.  Any payments by a fund would be pursuant to its Service and Distribution Plans.  The Adviser, from its own resources, may pay additional amounts to such intermediaries to the extent not available through the Service and Distribution Plans.

Conditions of Purchase


The purchase order is considered to have been placed when it is received in proper form by the Transfer Agent or by an authorized agent.  Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the shares.  The Funds reserve the right not to accept any purchase order that it determines not to be in the best interest of the Funds or of the Funds' shareholders.


27


Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your application and recording all telephone calls.  You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Funds may have a risk of such loss if reasonable procedures were not used.  The Funds also reserve the right to waive or change the investment minimums for any reason.  The Monetta Fund and the Monetta Trust do not issue certificates for fund shares because of the availability of the telephone exchange and redemption privileges.

Market Timing

The Board of Directors and The Board of Trustees have adopted policies and procedures with respect to the frequent purchases and redemption of shares in our Funds. The Funds do not permit market timing or other abusive trading practices.  Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm performance of the Funds.  To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Funds.  In making this judgment, we may consider trading done in multiple accounts under common ownership or control.  These policies and procedures are applied consistently and uniformly to all of the Funds’ shareholders.

Although the Funds do not knowingly permit market timing of our Funds, we receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated through these intermediaries. We rely on the intermediaries to have procedures in place to assure that our policies are followed.

The Funds may temporarily or permanently terminate the exchange privilege of any person or group, if the Funds’ conclude that the purchase and/or redemption will be harmful to existing shareholders or inconsistent with its market timing policies and procedures.

HOW TO REDEEM FUND SHARES

Redemption for Cash

In Writing You may redeem all or part of the shares in your account, without charge, by sending a written redemption request "in good order" to the Transfer Agent.  A redemption request will be considered to have been received in good order if the following conditions are satisfied:

(1) The request must be in writing, indicating the fund, the number of shares or dollar amount to be redeemed, and the shareholder's account number;

(2) The request must be signed by the shareholder(s) exactly as the shares are registered;

(3) The signature(s) on the written redemption request must be guaranteed if the shares to be redeemed have a value in excess of $50,000 or the redemption proceeds are to be sent to an address other than your address of record;

(4) Corporations and associations must submit, with each request, a form of acceptable resolution; and

(5) Other supporting legal documents may be required from organizations, executors, administrators, trustees, or others acting on accounts not registered in their names.

Shares may not be redeemed by facsimile.


28

SIGNATURE GUARANTEE.

A signature guarantee of each owner is required in the following situations:

• If ownership is changed on your account;

• When redemption proceeds are sent to any person, address or bank account not on record;

• Written requests to wire redemption proceeds (if not previously authorized on the account);

• When establishing or modifying certain services on an account;

• If a change of address was received by the Transfer Agent within the last 15 days;

• For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The guarantor must be a bank, member firm of a national securities exchange, savings and loan association, credit union or other entity authorized by state law to guarantee signatures.  A notary public may not guarantee signatures.  The signature guarantee must appear on the written redemption request (the guarantor must use the phrase "signature guaranteed" and must include the name of the guarantor bank or firm and an authorized signature).


By Telephone You may redeem shares having a value up to $50,000 by calling the Transfer Agent at 1-800-241-9772, if telephone redemption is available for your account.  To reduce the risk of a fraudulent instruction, proceeds of telephone redemptions may be sent only to the shareholder's address of record or to a bank or brokerage account designated by the shareholder, in writing, on the purchase application or in a letter with the signature(s) guaranteed.  Once a telephone transaction has been placed, it cannot be canceled or modified.  The Funds reserve the right to record all telephone redemption requests.

By ACH Transfer Redemption proceeds can be sent to your bank account by ACH transfer.  You can elect this option by completing the appropriate section of the purchase application.  If money is moved by ACH transfer, you will not be charged by the Funds for these services.  There is a $25 minimum per ACH transfer.  Typically, funds are credited to your bank account within three business days.

By Dealer  You may sell your shares through a dealer.  Please note that you may be charged a service fee or commission for each transaction.


Redemption by Exchange

By writing (without charge) to, or by telephoning (for a fee; currently $5) the Transfer Agent, you may exchange all or any portion of your shares of any of the Funds for shares of another fund offered by the Monetta Family of Funds for sale in your state.

The Funds may temporarily or permanently terminate the exchange privilege of any person or group, if the Funds conclude that the purchase and/ or redemption will be harmful to existing shareholders or inconsistent with our market timing policies and procedures.

An exchange transaction is a sale and purchase of shares for Federal income tax purposes and may result in capital gain or loss.  The registration of the account to which you are making an exchange, must be exactly the same as that of the fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased.  Unless you have elected to receive your dividends in cash, on an exchange of all shares, any accrued unpaid dividends will be invested

29

in the fund to which you exchange on the next business day.  An exchange may be made by following the redemption procedure described above and indicating the fund to be purchased, except that a signature guarantee normally is not required.

To use the Telephone Exchange Privilege to exchange between your Monetta accounts in the amount of $1,000 or more, call 1-800-241-9772 before 3:00 p.m. Central Time.  The Funds' Transfer Agent imposes a charge (currently $5.00) for each Telephone Exchange.  The general redemption policies apply to redemption of shares of Telephone Exchange.  The Funds reserve the right at any time without prior notice to suspend or terminate the use of the Telephone Exchange Privilege by any person or class of persons, or to terminate the Privilege in its entirety.  Because such a step would be taken only if its Board believes it would be in the best interests of the Funds, the Funds expect to provide shareholders with prior written notice of any such action unless it appears that the resulting delay in the suspension, limitation, modification or termination of the Telephone Exchange Privilege would adversely affect the Funds.  If the Funds were to suspend, limit, modify or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange.

Shares in the different Monetta Funds may be exchanged at relative net asset value.

When you exchange shares through a dealer, you may be charged a service fee or commission for each transaction.

Redemption by Checkwriting - Government Money Market Fund Only


An investor in the Government Money Market Fund may request on the Share Purchase Application that the Government Money Market Fund provide redemption checks drawn on the fund.  Checks may be in amounts of $500 up to $50,000.  The shares redeemed by check will continue earning dividends until the check has cleared.  Checks will not be returned.  If selected on the Application Form, a book of 20 checks will be sent to the shareholder.  Additional checks will be sent to the shareholder upon request.  In order to establish this checkwriting privilege after an account has been opened, the shareholder must send a written request to the Monetta Government Money Market Fund, P. O. Box 701, Milwaukee, Wisconsin 53201-0701.  A fee of $25 will be charged for each stop payment request.  If there are insufficient shares in the shareholder's account to cover the amount of the redemption by check, the check will be returned marked "insufficient funds" and a fee of $25 will be charged to the shareholder's account.  Because dividends on the fund accrue daily, checks may not be used to close an account, as a small balance is likely to result.  The Checkwriting Privilege is only available to the Government Money Market Fund shareholders. The Checkwriting Privilege is not available for IRAs or other retirement accounts.


Redemption Price

The redemption price will be the net asset value per share of the fund next determined after receipt by the Transfer Agent of a redemption request in good order.  This means that your redemption request (including a telephone exchange request) must be received in good order by the Transfer Agent before the close of regular session trading on the New York Stock Exchange (ordinarily 3:00 p.m. Central Time) to receive the net asset value calculated that day.  However, with respect to the Monetta Government Money Market Fund, shares  are not entitled to receive any dividends declared on the day of the redemption if the redemption request is received prior to 10:00 a.m. Central Time.  Any redemption request received after 10:00 a.m. Central Time will receive that day’s dividend.  The principal value and return on your investment will fluctuate and, on redemption, your shares may be worth more or less than your original cost.

30

General Redemption Policies

You may not cancel or revoke your redemption request once instructions have been received and accepted.  The Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.  Please telephone the Funds if you have any question about requirements for a redemption before submitting your request.  If you wish to redeem shares held by one of the tax-sheltered retirement plans sponsored by the Adviser, special procedures for those plans apply (See "Tax-Sheltered Retirement Plans").  If you request payment of redemption proceeds by wire, you must pay the cost of the wire (currently $15.00).

Your redemption request must be sent to the Transfer Agent.  If a redemption request is sent directly to the Funds, it will be forwarded to the Transfer Agent and will receive the redemption price next calculated after receipt by the Transfer Agent.  If you redeem shares through an investment dealer, the dealer will be responsible for promptly forwarding your request to the Funds' Transfer Agent.  The Funds generally pay proceeds of a redemption no later than seven days after proper instructions are received.  If you attempt to redeem shares within 15 days after they have been purchased by check, a Fund may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected.

Each of the Fund and Trust have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 and have the option to redeem shares in-kind under certain circumstances. More information on in-kind redemptions can be found in the SAI.

During periods of volatile economic and market conditions, you may have difficulty placing your redemption or exchange by telephone, which might delay implementation of the redemption or exchange.  Use of the Telephone Redemption or Exchange Privilege authorizes the Funds and the Transfer Agent to tape-record all instructions to redeem shares.  Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your application and requiring permission to record the conversation.  You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Funds may have a risk of such loss if reason-able procedures were not used.

Because of the relatively high cost of maintaining smaller accounts, if for any reason, including general stock market declines, your balance falls below $1,000 and you are not enrolled in the AIP, you will be given 30 days' notice to reestablish the minimum balance or sign up for the AIP.  If you do not respond to the notice within the stated time period, the Funds reserve the right to sell all of your shares and send the proceeds to you.  Your shares will be sold at the NAV on the day your fund position is closed.  Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.


If an investor elects to receive distributions and dividends in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, a fund reserves the right to reinvest the distribution check in the shareholder's account at the fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the fund until an updated address is received.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The Monetta Fund, Young Investor Fund and Mid-Cap Equity Fund declare and pay income dividends, if any, at least annually.  The Intermediate Bond Fund declares and pays income dividends monthly.  Income dividends of the Government Money Market Fund are declared daily and paid monthly.  Capital gains, if any, are distributed by each fund at least annually.  Distributions of a fund are automatically reinvested in additional shares of that fund unless you elect payment in cash.  Cash dividends can be sent to you by check or deposited directly into your bank account.  Call the Transfer Agent at 1-800-241-9772 for more information and forms to sign up for direct deposit.


31

Each fund reserves the right to reinvest the proceeds and future distributions in additional fund shares at the current net asset value if checks mailed to you for distributions are returned as undeliverable or not presented for payment within six months.

Each fund is a separate entity for Federal income tax purposes.  Each fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code and, thus, not be subject to Federal income taxes on amounts it distributes to Shareholders.

Each fund will distribute all of its net income and gains to shareholders.  Dividends from investment income and net short-term capital gains are taxable as ordinary income.  Distributions of long-term capital gains are taxable as long-term gains, regardless of the length of time you have held your shares in a fund.  Distributions will be taxable to you whether received in cash or reinvested in shares of a fund.  You will be advised annually as to the source of your distributions for tax purposes.  If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you.  If you purchase shares shortly before a record date for a distribution, you will, in effect, receive a return of a portion of your investment, but the distribution will be taxable to you even if the net asset value of your shares is reduced below your cost.  However, for Federal income tax purposes, your original cost would continue as your tax basis.


On the Share Purchase Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not provide you correct taxpayer identification number, the IRS will require the Funds to withhold a percentage of any dividend and redemption proceeds.  The current withholding rate is 28%.


DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of each fund's shares is its net asset value per share.  The net asset value of a share of each fund is determined as of the close of trading on the New York Stock Exchange (currently 3:00 p.m. Central Time) by dividing the difference between the values of the fund's assets and liabilities by the number of shares outstanding.  This is referred to as "net asset value per share," which is determined as of the close of regular session trading at the New York Stock Exchange on each day on which that exchange is open for trading.

Valuation

Equity securities held in the Funds' portfolios are generally valued at their market prices.  Bonds are generally valued on the basis of quotations provided by pricing services or dealers.  In cases when quotations for a particular security are not readily available or the quote is determined not to represent fair value, the Adviser calculates a fair value of the security under procedures established by the Boards.  For example, the Funds may calculate a fair value for a security if the principal market in which a portfolio security is traded closes early or if trading in a security was halted before the Fund calculates its NAV.  A security's fair value price may result in a price that may be significantly different than its opening price the next day.  Further, the use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using last reported prices.

32

SHAREHOLDER SERVICES

Reporting to Shareholders

You will receive a confirmation statement reflecting each of your purchases and redemptions of shares of a fund, as well as periodic statements detailing distributions made by each fund of which you are a Shareholder.  You may elect to receive a combined statement for all Funds for which you are a shareholder.  In addition, you will receive semi-annual and annual reports showing the portfolio holdings of each fund and annual tax information.  To eliminate unnecessary duplication and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names.  Shareholders may request duplicate copies free of charge.

Certain Account Changes

Investors who wish to make a change in their address of record, a change in investments made through an automatic investment plan, or a change in the manner in which dividends are received may do so by calling the Transfer Agent at 1-800-241-9772.

Automatic Investment Plan

The Funds have an Automatic Investment Plan that permits an existing Shareholder to purchase additional shares of any fund (minimum $25 per transaction) at regular intervals.  Under the Automatic Investment Plan, shares are purchased by transferring funds from a Shareholder's checking or savings account in an amount of $25 or more designated by the Shareholder.  At your option, the account designated will be debited and shares will be purchased on the date elected by the shareholder.  Payroll deduction is available for certain qualifying employers - please call 1-800-MONETTA for further information. If the date elected by the Shareholder is not a business day, funds will be transferred the next business day thereafter.  Only an account maintained at a domestic financial institution that is an Automated Clearing House member may be so designated.  To establish an Automatic Investment Plan, complete Sections C and Section G of the Shareholder Purchase Application included in this Prospectus and send it to the Transfer Agent.  You may cancel this privilege or change the amount of purchase at any time by calling 1-800-241-9772 or by mailing instructions to the Transfer Agent.  The change will be effective five business days following receipt of your notification by the Transfer Agent.  A fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.  However, a $25.00 fee will be imposed by the Transfer Agent if the automatic transaction is rejected or cannot be completed.

Systematic Exchange Plan

The Funds offer a Systematic Exchange Plan whereby a Shareholder may automatically exchange shares (in increments of $1,000 or more) of one fund into any other fund of the Monetta Trust or Monetta Fund, on any day, either monthly or quarterly.  The shares to be received upon exchange must be legally available for sale in your state.

Shares may be exchanged at relative net asset value without any additional charge.  If you decide to exchange your shares, send a written unconditional request for the exchange.  A signature guarantee is not required for such an exchange.  However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required (See "Redemption of Shares").  Your dealer may charge an additional fee for handling an exchange transaction.

33

For additional information and a Systematic Exchange Plan form, please call the Transfer Agent at 1-800-241-9772.  Before participating in the Systematic Exchange Plan, an investor should consult a tax or other financial advisor to determine the tax consequences of participation.

Systematic Withdrawal Plan

The Funds offer a Systematic Withdrawal Plan for Shareholders who own shares of any fund worth at least $10,000 at current net asset value.  Under the Systematic Withdrawal Plan, a fixed sum (minimum $500) will be distributed at regular intervals (on any day, either monthly or quarterly).  In electing to participate in the Systematic Withdrawal Plan, investors should realize that, within any given period, the appreciation of their investment in a particular fund may not be as great as the amount withdrawn.  A Shareholder may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying the Transfer Agent at 1-800-241-9772.  The Systematic Withdrawal Plan does not apply to shares of any fund held in Individual Retirement Accounts or defined contribution retirement plans.  For additional information or to request an application, please call 1-800-241-9772.

TAX-SHELTERED RETIREMENT PLANS

The Adviser offers various tax-sheltered retirement plans.  Please call 1-800-MONETTA for booklets describing the following programs and the forms needed to establish them:

Individual Retirement Accounts (IRAs) for employed individuals and their non-employed spouses.

Coverdell Savings Account (formerly Education IRA), providing tax-free earnings growth and tax-free withdrawals for certain higher education expenses (contributions not deductible).

Roth IRA, providing tax-free earnings growth and tax-free withdrawals with greater flexibility, under certain circumstances, than Traditional IRAs (contributions not deductibles).

Savings Incentive Match Plans (Simple-IRAs) permitting employers to provide retirement benefits, including salary deferral, to their employees using IRAs and minimizing administration and reporting requirements.

34


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years through December 31st for each year shown.  For the Young Investor Fund, performance is from the Fund’s inception date of December 12, 2006 through December 31, 2006 and year ended December 31, 2007.  Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the Funds (assuming reinvestment of all dividends and distributions).  This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available upon request and incorporated by reference into the Statement of Additional Information.

Monetta Fund

	2007	2006	2005	2004	2003
Net asset value, beginning of period	$12.891	$11.992	$10.391	$10.252	$7.885
Income From Investment Operations Net investment income	(0.024)	(0.060)	(0.053)	0.012	(0.052)
Net gains or losses on securities (both realized and unrealized)	3.603	0.959	1.654	0.139	2.419
Total from investment operations	3.578	0.899	1.601	0.151	2.367
Less Distributions Dividends (from net investment income)	0.000	0.000	0.000	(0.012)	0.000
Distributions (from capital gains)	0.000	0.000	0.000	0.000	0.000
Return of Capital	0.000	0.000	0.000	0.000	0.000
Total distributions	0.000	0.000	0.000	(0.012)	0.000
Net asset value, end of period	$16.469	$12.891	$11.992	$10.391	$10.252
Total return	27.77%	7.51%	15.40%	1.49%	30.08%
Ratios/Supplemental Data Net assets, end of period ($ in thousands)	$67,709	$56,724	$59,325	$58,186	$64,061
Ratio of expenses to average net assets - Gross(a)	1.62%	1.65%	1.78%	1.60%	1.81%
Ratio of expenses to average net assets - Net	1.61%	1.65%	1.75%	1.43%	1.60%
Ratio of net investment income to average net assets	(0.17%)	(0.48%)	(0.48%)	0.12%	(0.59%)
Portfolio turnover rate	184.3%	157.9%	170.2%	385.8%	427.7%


(a) Gross ratios reflect fees paid indirectly.
The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

35


Young Investor Fund
	2007	12/12/2006 thru 12/31/2006(1)
Net asset value, beginning of period	$9.940	$10.000
Income From Investment Operations Net investment income	0.074	0.028
Net gains or losses on securities (both realized and unrealized)	0.441	(0.063)
Total from investment operations	0.515	(0.035)
Less Distributions
Dividends (from net investment income)	(0.054)	(0.025)
Distributions (from capital gains)	0.000	0.000
Return of Capital	0.000	0.000
Total distributions	(0.054)	(0.025)
Net asset value, end of period	$10.402	$ 9.940
Total return	5.16%	(0.35%)*
Ratios/Supplemental Data Net assets, end of period ($ in thousands)	$618	$347
Ratio of expenses to average net assets – Gross (a)	16.58%	14.83%**
Ratio of expenses to average net assets – Net (b)	1.00%	0.94%**
Ratio of net investment loss to average net assets	0.71%	1.22%**
Portfolio turnover rate	24.1%	0.0%

(1) The Young Investor Fund commenced operations on December 12, 2006, its inception date.  During this period, the Fund recorded certain expenses, including audit/tax and state registration, that more generally reflect the Fund’s annual operations.

* As reported for the period – not annualized

** As reported for the period – annualized

(a) Gross ratios reflect estimated annual fees which include start-up costs, waived management fees, and reimbursement of expenses by the Adviser to maintain the 1.00% expense ratio cap.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.


36

Mid-Cap EquityFund


	2007	2006	2005	2004	2003
Net asset value, beginning of period	$8.356	$7.976	$7.119	$7.100	$4.849
Income From Investment Operations Net investment income	(0.124)	(0.118)	(0.095)	(0.064)	(0.075)
Net gains or losses on securities (both realized and unrealized)	1.179	0.498	0.952	0.083	2.326
Total from investment operations	1.054	0.380	0.857	0.019	2.251
Less Distributions
Dividends (from net investment income)	0.000	0.000	0.000	0.000	0.000
Distributions (from capital gains)	0.000	0.000	0.000	0.000	0.000
Return of Capital	0.000	0.000	0.000	0.000	0.000
Total distributions	0.000	0.000	0.000	0.000	0.000
Net asset value, end of period	$9.410	$8.356	$7.976	$7.119	$7.100
Total return	12.56%	4.76%	12.08%	0.28%	46.39%
Ratios/Supplemental Data Net assets, end of period ($ in thousands)	$5,904	$6,037	$6,913	$7,246	$8,354
Ratio of expenses to average net assets – Gross (a)	2.19%	2.16%	2.34%	1.98%	2.11%
Ratio of expenses to average net assets - Net	2.14%	2.16%	2.31%	1.70%	1.78%
Ratio of net investment loss to average net assets	(1.35%)	(1.43%)	(1.29%)	(0.97%)	(1.25%)
Portfolio turnover rate	135.1%	130.5%	175.0%	311.1%	315.1%

(a) Gross ratios reflect fees paid indirectly.
The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.


37

Intermediate Bond Fund


	2007	2006	2005	2004	2003
Net asset value, beginning of period	$9.911	$9.969	$10.190	$10.500	$10.461
Income From Investment Operations Net investment income	0.388	0.354	0.319	0.324	0.349
Net gains or losses on securities (both realized and unrealized)	0.200	(0.007)	(0.215)	(0.079)	0.041
Total from investment operations	0.588	0.347	0.104	0.245	0.390
Less Distributions
Dividends (from net investment income)	(0.395)	(0.361)	(0.317)	(0.325)	(0.351)
Distributions (from capital gains)	0.000	(0.044)	(0.008)	(0.230)	0.000
Return of Capital	0.000	0.000	0.000	0.000	0.000
Total distributions	(0.395)	(0.405)	(0.325)	(0.555)	(0.351)
Net asset value, end of period	$10.104	$9.911	$9.969	$10.190	$10.500
Total return	6.02%	3.54%	1.05%	2.38%	3.78%
Ratios/Supplemental Data Net assets, end of period ($ in thousands)	$5,504	$7,114	$8,237	$9,658	$19,051
Ratio of expenses to average net assets - Gross(a)	1.71%	1.45%	1.52%	1.19%	0.91%
Ratio of expenses to average net assets - Net	1.66%	1.45%	1.52%	1.19%	0.81%
Ratio of net investment income to average net assets	3.89%	3.57%	3.15%	2.98%	3.31%
Portfolio turnover rate	68.0%	31.9%	18.3%	61.7%	75.7%

(a) Gross ratios reflect fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.


38

Government Money Market Fund


	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations Net investment income	0.048	0.047	0.025	0.008	0.006
Net gains or losses on securities (both realized and unrealized)	0.000	0.000	0.000	0.000	0.000
Total from investment operations	0.048	0.047	0.025	0.008	0.006
Less Distributions
Dividends (from net investment income)	(0.048)	(0.047)	(0.025)	(0.008)	(0.006)
Distributions (from capital gains)	0.000	0.000	0.000	0.000	0.000
Return of Capital	0.000	0.000	0.000	0.000	0.000
Total distributions	(0.048)	(0.047)	(0.025)	(0.008)	(0.006)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total return	4.88%	4.49%	2.54%	0.86%	0.56%
Ratios/Supplemental Data Net assets, end of period ($ in thousands)	$5,875	$6,383	$3,214	$3,148	$3,630
Ratio of expenses to average net assets - Gross(a)	1.04%	1.44%	2.04%	1.43%	1.58%
Ratio of expenses to average net assets - Net	0.30%	0.51%	0.63%	0.49%	0.56%
Ratio of net investment income to average net assets	4.76%	4.46%	2.53%	0.85%	0.56%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(a) Gross ratios reflect fees paid indirectly and investment advisory fees waived.

(b) The net expense ratio is after reimbursed and indirect expenses paid.  The expense ratio after reimbursed expenses but before indirect expenses paid would be 1.03% and 1.32% for the years ended December 31, 2007 and December 31, 2003, respectively.  There were no indirect expenses for the year ended December 31, 2006, 2005 and 2004, respectively.

The per-share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.


39

(This Page is Left Intentionally Blank)

40

PRIVACY NOTICE

In order to provide the products and services of the Funds, we may collect nonpublic, personal information from you.  We consider such information to be private and confidential and are committed to respecting your privacy and protecting your information.  This Privacy Notice explains certain steps we have taken to ensure the privacy of nonpublic, personal information of individuals protected by privacy regulations issued pursuant to the Gramm-Leach-Bliley Financial Modernization Act.

We may collect nonpublic, personal information about you from the following sources: (a) information that you provide us on applications and other forms; (b) information that we generate to service your account, such as account statements; and (c) information that we may receive from third parties.

We may disclose nonpublic, personal information about you to certain nonaffiliated third party financial service providers, such as financial institutions that offer credit cards.  We may also disclose nonpublic, personal information about you to nonaffiliated third parties as permitted or required by law, including transfer agents and mailing services.  We may disclose all of the information we collect, as described above, to companies that perform services on our behalf or to other financial institutions with which we have joint marketing agreements.

If you prefer that we not disclose nonpublic, personal information about you to certain nonaffiliated third parties, you may opt out of such disclosures, except for any disclosures permitted or required by law.  If you wish to opt out of such disclosures to nonaffiliated third parties, you may call us toll-free at 1-800-MONETTA (1-800-666-3882), e-mail us at OPTOUT@MONETTA.COM or mail your request to Monetta Funds, Attn: OPTOUT Dept., P.O. Box 4288, Wheaton, IL 60189.

We restrict access to your nonpublic, personal information to those employees who need to know such information to provide products or services to you.  We maintain certain physical, electronic and procedural safeguards that are designed to protect your nonpublic, personal information.

We reserve the right to revise our privacy policies and practices.  However, we will not disclose your personal, nonpublic information (except as described in this Privacy Notice or as required or permitted by law) with out giving you the chance to opt out of such disclosures.

41

Additional Information
Distributed By Quasar Distributors, LLC
• Annual and Semi-Annual Reports
• Statement of Additional Information

The Annual and Semi-Annual Reports contain more detailed information about the Funds' investment strategies and market conditions that significantly affected performance during the most recent fiscal year.

The Statement of Additional Information (“SAI”) provides detailed information about the Funds and is incorporated by reference into this Prospectus, making the SAI a legal part of this Prospectus.

Information about the Funds, including these reports, can be obtained without charge (except where noted) upon request.

• By Telephone	1-800-MONETTA 1-800-684-3416 (TDD)

• In Person or by mail	1776-A South Naperville Road Suite 100 Wheaton, IL 60187-8133
• By Internet	www.monetta.com or www.sec.gov
• By e-mail	info@monetta.com

• From the SEC

The SEC's Public Reference in Washington, DC.  For information on the operation of the Public Reference Room, call (202) 551-8090.Additional copies of this information can be obtained, for a duplicating fee, by electronic request at public info@sec.gov or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

INVESTMENT COMPANY ACT FILE NO:	Monetta Fund 811-4466 Monetta Trust 811-7360

Monetta Family of Mutual Funds 1776-A South Naperville Road, Suite 100 Wheaton, IL 60187-8133	PRESORTED STANDARD U.S. POSTAGE PAID Monetta

42

Monetta Trust Monetta Young Investor Fund No-Load

Financial Literacy
College Scholarships
Monetta
Games and Activities
Monetta Young Investor Fund
Game Center

1-800-MONETTA www.monetta.com	Prospectus April 30, 2008


The Securities and Exchange Commission has not approved or disapproved of these securities, or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

0


Summary of the Fund	1
Fund’s Goals and Principal Strategies	1
Principal Risks of Investing in the Fund	2
Performance	3
Fees and Expenses	4
Investment Objectives and Strategies	5
Investment Risks and Considerations	5
Management	7
Other Information	8
Shareholder Manual	11
Privacy Notice	23


0

FUND SUMMARY

The Monetta Young Investor Fund (“Fund”) is a series of the Monetta Trust (the “Trust”) and is advised by Monetta Financial Services, Inc. (the “Adviser”).


The Fund is designed for long-term investors, including young investors, who seek growth of capital by investing approximately 50% of its net assets in exchange traded funds (“ETF’s”), and other funds seeking to track the Standard & Poor’s 500 Index (“Index”) and the balance in common stocks of individual companies that produce products or provide services that are recognized by children and teenagers.  The Index is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.  In selecting individual stock investments, emphasis is placed on common stocks that are recognized by children and teenagers and believed by the portfolio manager to have above average growth potential, a history of growth, an experienced management team and a strong balance sheet.  A "bottom up" approach is used in choosing these investments.  That is to say, the portfolio manager looks for companies with earnings growth potential one at a time.


The Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.  The Fund is neither sponsored by nor affiliated with Standard and Poor’s.  The Fund seeks to remain invested in the Index even when the Index is declining. Under normal market conditions, the Fund seeks to exceed the total return of the Index by investing the remaining assets in individual stocks that the portfolio manager believes to have above average growth potential.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in ETF’s and other funds seeking to track the Index and common stocks believed to have long-term growth potential.  Under normal market conditions, the Fund invests approximately 50% of its net assets (at the time of investment) in ETF’s and other funds seeking to track the Index.  The balance of the Fund may be invested directly in common stocks of companies of all market capitalization ranges and are diversified among industries and market sectors.  However, The Adviser will primarily seek to invest in common stocks that the Adviser believes provide long-term growth potential suitable for long-term investors, including young investors, and which provide an opportunity to teach young investors the fundamentals of investing.  The Fund seeks to invest in companies that produce products or provide services that the Adviser believes children or teenagers use, are aware of, or have an interest in, and will generally focus on the common stock of well-recognized companies with large market capitalization.  Examples of these types of industries and market sectors include, but are not limited to, apparel and footwear, entertainment, retail, computer and electronics, restaurants and personal care products.


The Fund may invest up to 10% of its net assets in foreign stocks primarily through American Depository Receipts.  The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures).

In selecting securities for the Fund, the Adviser begins with a bottom-up review of a company’s products to determine those areas that would be recognized by children and teenagers and believed to offer above average long-term growth potential.  Through this process, the Adviser determines the individual stocks in which the Fund invests.  In building the Fund’s portfolio, the Adviser combines index investing with this bottom-up research of individual securities issues, by evaluating each company on the basis of its financial statements and operations.  Factors such as a company’s management, financial condition, industry dynamics, earnings growth, profit margins, sales trends, dividend paying history and potential, as well as financial ratios and investment in research and development will be scrutinized as part of the Adviser’s analysis.

1

This Index/themed investment approach, combined with judgments about valuation and trends in the environment, which tend to drive stock price appreciation, is intended to identify investment opportunities that the Adviser believes will outperform the market and offer long-term financial reward.

The Fund also has an educational objective.  It seeks to teach children and teenagers about investing, basic economic principles and personal finance through a variety of educational materials.  The materials are provided by the Adviser and distributed to shareholders on a regular basis.

FUND RISKS

No investment is suitable for everyone.  The principle risk of investing in the Fund is that the return may vary and you may lose some or all of the money you invest.  The value of the Fund's portfolio could decrease if the stock market goes down or if the value of an individual stock in the portfolio decreases.  If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) would also decrease, which means if you sold your shares, you would receive less money.  The other risks inherent in the Fund depend primarily upon the types of securities in the Fund's portfolio, as well as on market conditions.  There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Because the Fund plans, under normal market conditions, to invest approximately 50% of its assets in ETF’s and other funds which seek to track the Index (the “underlying funds”), the value of your investment will fluctuate in response to the performance of the Index and the underlying funds.


The Index is largely made up of large-capitalization stocks.  Typically, large-capitalization stocks tend to be less volatile than small- and mid-capitalization stocks, but more volatile than other investment choices.  Because any underlying ETF or fund that seeks to track the Index will be invested in these large-capitalization stocks, those underlying funds, and subsequently, the Fund, will be subject to these risks.

Each underlying fund in which the Fund invests will have its own fees and expenses associated with it, and the Fund, and therefore the Fund’s shareholders, will bear its proportionate share of those fees and expenses.  In addition to the underlying funds’ fees and expenses, the Fund also has its own fees and expenses which will be borne proportionately by its shareholders.  For this reason, an investment in the Fund will be indirectly subject to higher expenses than if the investor were to invest directly in the underlying fund.

The common stock portion of the Fund is primarily invested in growth companies. Growth companies are expected to increase their earnings at a certain rate.  When these expectations are not met, stock value can decline even if there is an increase in earnings.  In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

In certain circumstances, the Fund may invest in smaller companies, and small-cap stocks may be more volatile and risky than large-cap stocks.  Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

The consumer industries in which the Fund intends to invest a portion of its assets can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

2

PERFORMANCE


The following information illustrates how the Fund’s performance has varied over time and the risk associated with investing in the fund.  The bar chart depicts the change in performance from year-to-year during the period indicated.  The table compares the Fund's average annual returns for the periods indicated to the S&P 500 Index, a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Best Quarter: 2nd 2007, 3.87%; Worst Quarter: 4th 2007, -2.76%.
Average Annual Total Returns	1 Year	Since Inception 12/12/2006
Monetta Young Investor Fund
Return Before Taxes	5.16%	4.56%
Return After Taxes on Distributions	4.97%	4.29%
Return After Taxes on Distributions and Sale of Fund Shares	3.36%	3.72%
S&P 500 Index*	5.49%	6.10%
*Reflects no deduction for fees, expenses or taxes. The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


3

FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None (1)
Exchange fees	None (2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.55%
Distribution and Services (12b-1) Fees	0.25%
Other Expenses	15.71% (3)
Acquired Fund Fees & Expenses	0.07% (4)
Total Annual Fund Operating Expenses	16.58%
Less fee waiver or expense reimbursement	(15.51)% (3)
Net Expenses	1.07% (5)

(1) If you request payment of redemption proceeds by wire, you must pay the cost of the wire (currently $15.00).
(2) For telephone exchanges, the Transfer Agent will charge a $5.00 fee to your account.

(3) The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at a total of 1.00%, through December 31, 2010; after that date, there is no assurance that expenses will be capped.

(4) Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other mutual funds and/or ETFs (“Acquired Fund(s)”). The 0.07% fees represents the Fund’s pro rata portion of the cumulative expenses charged by the Acquired Funds and is not a direct cost paid by Fund shareholders.

(5)  The Fund’s operating expenses may not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include Acquired Funds' fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that you reinvest your dividends and distributions, and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Year
Monetta Young Investor Fund*	$1,573	$4,219

*The Adviser is contractually committed to cap the Fund’s total annual fund operating expenses at 1.00% until December 31, 2010.  As a result of this commitment, the Fund’s expense example would be $102 and $319 for the One Year and Three Years, respectively.


4

INVESTMENT OBJECTIVES AND STRATEGIES


The Monetta Young Investor Fund seeks long-term capital growth by investing approximately 50% of its net assets in other funds that seek to track the S&P 500 Index. The Index is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.  The balance of the Fund’s assets may be invested in common stocks of companies that produce products or provide services that are recognized by children and teenagers and believed to have above-average appreciation potential.  The Fund may invest up to 10% of its assets in foreign stocks primarily through American Depository Receipts (ADR’s).  The individual stocks may be invested in companies of any size, ranging from small-cap companies to large-cap companies.  When selecting individual companies, the Fund will favor companies that produce products or provide services that are directly or indirectly related to, and are recognized by children and teenagers.


The Fund's investment approach emphasizes a competitive return in rising markets and preservation of capital in declining markets in an attempt to generate long-term capital growth over a complete business cycle (approximately 3 to 5 years) when compared to the broader stock market indices.  The Adviser's emphasis is on a combination of other funds that seek to track the Index and common stocks with a history of growth, an experienced management team and a strong balance sheet.

In its investments in equity securities, the Monetta Young Investor Fund pursues a selling discipline to preserve capital gains and limit losses.  A security will not be sold purely on price appreciation or decline.  A security will normally be sold if it becomes less attractive compared to a new stock idea, or company fundamentals deteriorate with little perceived prospect for improvement within a reasonable time frame.  The actual timing of the sale of a security may be affected by liquidity constraints or other factors affecting the market for that security.  This selling discipline could result in higher than average portfolio turnover.

The securities in which the Fund invests will be listed on a national securities exchange or traded on an over-the-counter market.

The Fund’s investment restrictions are detailed in the Statement of Additional Information (SAI).  Fundamental investment objectives cannot be changed without shareholder approval.

INVESTMENT RISKS AND CONSIDERATIONS

Investment Risks

All investments, including those in mutual funds, have risks.  No investment is suitable for all investors.  The risks inherent in each fund depend primarily upon the types of securities in the fund's portfolio, as well as on market conditions.  There is no guarantee that a fund will achieve its objective or that the managers' investment strategies will be successful.  There is a risk that you could lose all or a portion of your investment in a fund as a result of a steep, sudden and/or prolonged market decline.

The Monetta Young Investor Fund is designed for long-term investors, including young investors, who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.  The value of the Fund's portfolio could decrease if the value of the other funds in which it invests go down or if the value of an individual stock in the portfolio decreases.  The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to its benchmarks.  If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) would also decrease, which means, if you sold your shares, you would receive less money.  Common stocks tend to be more volatile than other investment choices.  While the Index and most of the Fund’s common stocks reflect performance of

5

large capitalization stocks, the Fund may invest in smaller companies, and small-cap and mid-cap stocks may be more volatile and risky than large-cap stocks.  Smaller companies typically have more limited product lines, markets and financial resources than larger companies and their securities may trade less frequently, and in more limited volume, than those of larger, more mature companies.  An emphasis on the purchase of individual stocks of companies that produce products or provide services that are recognized by children or teenagers may also be a risk if this sector underperforms, which can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Investment Considerations

Equity Securities.  Common stocks represent an equity interest in a corporation.  Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term and there is no guarantee of continued long-term growth.  The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class.  Stocks of small to mid-size companies tend to be more volatile and less liquid than stocks of large companies.  Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.  Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks.

Short-Term Investment in the Fund.  The Fund may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted.  When the Fund is so invested, it may not achieve its investment objective.  Such investments may be in the Monetta Government Money Market Fund or other money market mutual funds, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U. S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and demand notes comparable in quality, in the Adviser's judgment, to commercial paper rated in the highest category.

Portfolio Turnover. The Fund, as a result of the anticipated significant investment in other funds that seek to track the S&P 500 Index, does not intend to execute an above-average amount of equity trading.  To the extent that the trading results in net realized gains, the shareholder will be taxed on the distributions.  In addition, the tax consequences and trading costs associated with high portfolio turnover can affect the Fund’s performance by reducing investment returns.

Index Risk.  The portion of the Fund that invests in underlying funds that track the Index will be subject to certain risks which are unique to tracking the Index.  The Index is made up primarily of large-capitalization companies.  The underlying funds, which may be Exchange-Traded Funds, open-end mutual funds, or closed-end funds, in which the Fund invests track the Index, and are therefore subject to the same risks the Index is subject to.  This includes investment style risk, which is the chance that returns from large-capitalization stocks tend to be less volatile than small- and mid-capitalization stocks, but more volatile than other investment choices.  Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general.  These periods have, in the past, lasted for as long as several years.

Typically those underlying funds will attempt to hold the same securities and in approximately the same proportions as the Index, but the securities held and the proportions in which they are held may vary slightly from the Index, meaning the performance of the underlying funds may not be identical to the Index.

6

Investments in the underlying funds also involves certain additional expenses and certain tax results that may not arise if you invested directly in the underlying funds.  By investing indirectly in the underlying funds through the Fund, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory fees), but also, indirectly, similar expenses and charges of the underlying funds’ fees.  Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds.

Sector Risk.  The consumer industries in which the Fund intends to invest a portion of its assets that are not invested in other funds that track the Index can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

MANAGEMENT

Management of the Fund

The Board of Trustees of the Trust, Investment Adviser and the Fund’s management and administrative teams are instrumental in the management of the Fund.

Board of Trustees

The Board of Trustees of the Trust oversees the management of the Fund and meets at least quarterly to review reports about fund operations. Although the Trustees do not manage the Fund, they have hired the Adviser to do so. At the recommendation of the Adviser, the Board approves the transfer agent, custodial bank, distributor and administrator on an annual basis. Over 50% of the Trustees are independent of the Fund’s Adviser under the Investment Company Act of 1940.

Investment Adviser

The investment adviser is Monetta Financial Services, Inc.  Subject to the overall authority of the Board, the Adviser manages the business and investments of the Fund under an investment advisory agreement originally dated as of December 3, 2001, and renewed and amended to include the Fund on November 13, 2006.  The Adviser is controlled by Robert S. Bacarella, the President and Founder of the Monetta Funds.  The Adviser's address is 1776-A S. Naperville Road, Suite 100, Wheaton, IL 60187.  It is a Delaware corporation, incorporated on January 13, 1984.  The Adviser has managed the Monetta Fund and Monetta Trust since inception, 1986 and 1993, respectively.

The Adviser receives a monthly fee from the Fund based on the Fund’s average net assets, computed and accrued daily.  The annual management fee rate paid to the Adviser by the Fund is 0.55% of the average daily net assets of the Fund.

From the management fee, the Adviser pays for all the expenses to manage the assets of the Fund; the Fund bears direct Fund related expenses such as transfer agent, custodial, audit, legal and brokerage expenses, certain administrative/accounting expenses, and fees and expenses of the Independent Trustees.


Investment Team

Mr. Robert S. Bacarella is the portfolio manager for the Fund, and has been the Fund’s portfolio manager since the Fund’s inception.    In addition to serving as the portfolio manager of the Fund, Mr. Bacarella manages the Monetta Fund and the Mid-Cap Equity Fund, a series of the Monetta Trust. Mr. Bacarella has been Chairman and CEO of the Adviser since October 1996; Director of the Adviser since 1984; and President of the Adviser from 1984 to 1996 and April 1997 to present.  He served as the portfolio manager or co-manager of the Monetta Fund and Mid-Cap Equity Fund since each Fund’s inception.  He served as the portfolio manager of the Intermediate Bond Fund and the Government Money Market Fund from November 1996 through November 2001 and had been co-manager since December 2001.  Mr. Bacarella was Director - Pension Fund Investments for Borg-Warner Corporation until 1989.  He received his Bachelors Degree in Finance and Accounting from St. Joseph's College and his MBA from Roosevelt University.


7

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, additional accounts managed by the portfolio managers and the portfolio manager’s ownership of securities in the Fund.

OTHER INFORMATION

The Monetta Fund, Monetta Trust and the Fund use "Monetta" in their names by license from the Adviser and would be required to stop using those names if Monetta Financial Services, Inc. ceases to be the Adviser.  The Adviser has the right to use the name for other enterprises, including other investment companies.

Promotional Activities

From time to time, the Adviser may undertake various promotional activities with the view to increasing the assets or the number of shareholder accounts of the Fund.

Best Execution and Soft Dollar Disclosure

The Adviser seeks the best combination of net price and execution in selecting broker-dealers or electronic trading systems to execute portfolio transactions for the Fund by using a combination of limit and/or market orders at the time of the transaction. Under Section 28(e) of the Securities Exchange Act of 1934, an Adviser can redeem and make use of soft dollar trading credits to pay for research services, assuming "best execution" from the broker/dealer. The Adviser uses soft dollar credits by trading primarily through electronic trading systems such as Instinet and credits are used to pay primarily for such research services as Bloomberg, O'Neil data base and daily pricing services.  The Fund may also use soft dollars to pay for fund operating expenses such as legal, audit, tax preparation, proxy and printing as provided for by Rule 6-07 under Regulation S-X.  The Adviser may use soft dollars from the Fund's securities transactions to acquire research services or products that are not directly useful to the Fund and that may be useful to the Adviser in advising other funds within the same complex.  Brokerage commissions may be used to pay expenses of any or all series of the Trust and not just the expenses of the series/Fund that paid the commissions.  For additional information on Directed Brokerage Agreements and best execution, please see the Statement of Additional Information.

Initial Public Offering (IPO's) Disclosure

The Fund may participate in the IPO market and a portion of the Fund’s returns may be attributable to its investments in IPO's.  Investments in IPO's could have a magnified impact on a fund with a small asset base.  There is no guarantee that as a fund's assets grow, it will continue to experience similar performance by investing in IPO's.  IPO allocation to the Fund is based primarily on the portfolio managers' discretion to participate in such IPO's and other investment considerations.

Distribution and Service Plans

The Trust has adopted Service and Distribution Plans (each, a "Plan" and collectively, the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940.  Each series of the Trust may compensate service organizations for their accounting, shareholder services and distribution services in amounts up to 0.25% of the average daily net asset value of the Fund.  Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For additional information on the Plans, please see the Statement of Additional Information.

8

Anti-Money Laundering Compliance

In compliance with the USA Patriot Act of 2001, please note that the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Compliance Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a post office box will not be accepted.

The Fund and the Distributor are required to comply with various anti-money laundering laws and regulations.  Consequently, the Fund or the Distributor may request additional information from you to verify your identity and source of funds.  If at any time the Fund believes an investor may be involved in suspicious activity, or if certain account information matches information on government lists of suspicious persons, they may choose not to establish a new account or may be required to "freeze" a shareholder's account.  They may also be required to provide a government agency or another financial institution with information about transactions that have occurred in a shareholder's account, or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency.  In some circumstances, the law may not permit the Fund or the Distributor to inform the shareholder that it has taken the actions described above.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information on how the Fund voted those proxies during the most recent 12-month period ended June 30, are available without charge, upon request, by calling us at 1-800-MONETTA. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Disclosure of Portfolio Holdings Policies and Procedures

The Fund discloses its calendar quarter-end portfolio holdings on its website, http://www.monetta.com, no earlier than 15 calendar days after the end of each quarter. The Fund also disclose their top ten holdings on its website no earlier than 15 calendar days after the end of each quarter. The top ten and quarter-end portfolio schedules will remain available on the Fund's website at least until it is updated for the next quarter, or until the Fund files with the Securities and Exchange Commission its semi-annual or annual shareholder report or Form N-Q that includes such period. The most recent portfolio schedules are available on the Fund’s website, as noted above, or by calling toll free at 1-800-MONETTA. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information."

Summary of Business Continuity Plan

We are committed to ensuring seamless service and uninterrupted business coverage for all shareholders in the event of an unexpected business disruption.  The Fund, the Adviser, and the Administrator have adopted and regularly review a shared Business Continuity Plan designed to recover their critical business functions in the event of a severe business disruption.

All shareholder data and records are housed and maintained by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC ("USB"), in Milwaukee, Wisconsin. Additionally, all Fund’s transactions (including purchases, redemptions and exchanges) are made exclusively through USB.

In the event of any disruptive occurrence that would adversely affect USB's primary facilities, USB has developed a comprehensive business continuity plan that is designed to ensure that USB can continue to carry out its obligations on behalf of the Fund and its shareholders.

9

(This Page is Intentionally Left Blank)

10


FUND SHAREHOLDER’S MANUAL

This section provides you with:
• Fund Reference Information (Ticker Symbol, Fund Code)	11
• How To Purchase Fund Shares	14
• How To Redeem Fund Shares	16
• Dividends, Distributions and Federal Taxes	19
• How The Net Asset Value is Determined	19
• Shareholder Service	20
• Tax-Sheltered Retirement Plans Available	21


The various account policies, procedures and services may be modified or discontinued without shareholder approval or prior notice.

FUND REFERENCE INFORMATION SUMMARY
Entity / File No	Fund Name	Fund No	Ticker	Income Dividend
Monetta Trust 811-7360	Monetta Young Investor Fund	17	MYIFX	Annually (if any)
Capital Gains Distributions, if any, are normally paid in November.
Minimum Investment: Initial Investment: $1,000 Subsequent Investments: No Minimum
Automatic Investment Plan:
• Initial Investment: $250
• Subsequent Investment: $25 per month
Payroll Deduction Plan

Retirement Plans Available: Individual Retirement Accounts: Regular, Roth, Coverdell Savings Account (formerly Education IRA), and Simple
Internet Site: www.monetta.com www.younginvestorfund.com

11

SHAREHOLDER INFORMATION SUMMARY Purchase of Fund Shares
	New Account	Existing Account	Exchange
* By Telephone: 1-800-241-9772 8 a.m. to 7 p.m. (Central Time)	N/A	With a bank transfer however, your financial institution must be an ACH member (minimum of $25).	With telephone exchange privilege, you may exchange shares between funds of the Monetta Fund and the Monetta Trust (minimum of $1,000, $5.00 fee).
* By Mail: Monetta Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Enclose a signed and completed application form with a check payable to Monetta Funds.	Enclose your check with an investment slip (see your current account statement) or a signed letter indicating your name, address and account number.	Enclose written instructions to exchange your shares between funds of the Monetta Fund and the Monetta Trust.
* By Overnight Delivery: Monetta Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan St. Milwaukee, WI 53202	Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

* By Wire:

Call the Transfer Agent at
1-800-241-9772 to notify them that you intend to purchase shares by wire and to verify wire instructions.

Wired funds must be received prior to 3:00pm Central time to be eligible for same day pricing. Neither the Fund nor U.S. Bank, are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

N/A

Deliver the following wire instructions to your bank:

U.S. Bank, N.A.
777 E. Wisconsin Ave. Milwaukee, WI 53202 •ABA No.075000022

•Acct No.112-952-137

Further Credit:

•Fund Name

•Your Name

•Your Monetta Account No.

N/A
* By Dealer:	You may have your dealer order and pay for the shares. In this case you must pay your dealer directly. Your dealer will then order the shares from the Distributor.	Contact a dealer who will make the transaction through the Distributor. Please note that the dealer may charge a service fee or commission for each transaction	Contact a dealer who will make the transaction through the Distributor. Please note that the dealer may charge a service fee or commission for each transaction.
Please note that the dealer may charge a service fee or commission for buying these shares.
The above information is provided in summary form for your convenience; please refer to each respective section of this prospectus for details.

12


SHAREHOLDER INFORMATION SUMMARY Redemption of Shares
	New Account	Existing Account	Exchange
* By Telephone: 1-800-241-9772 8 a.m. to 7 p.m. (Central Time)	N/A

With a telephone

Redemption privilege,

you may redeem shares

from your account.  The

funds will be sent

directly to you or a

designated financial

institution.

With a bank transfer however, your financial institution must be an ACH member (minimum of $25).

With telephone exchange privilege, you may exchange shares between funds of the Monetta Fund and the Monetta Trust (minimum of $1,000, $5.00 fee).
* By Mail: Monetta Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	N/A

Enclose signed written

Instructions, including

account number, amount

or number of shares

(redemptions in excess of $50,000or more require a

signature guarantee.)

Checks written on the

Gov’t Money Market Fund

must be at least $500 to

a maximum of $50,000.

Enclose written instructions to exchange your shares between funds of the Monetta Fund and the Monetta Trust.
* By Overnight Delivery: Monetta Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan St. Milwaukee, WI 53202	Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

* By Dealer:	N/A	Contact a dealer who will make the transaction through the Distributor. Please note that the dealer may charge a service fee or commission for each transaction	Contact a dealer who will make the transaction through the Distributor. Please note that the dealer may charge a service fee or commission for each transaction.

The above information is provided in summary form for your convenience; please refer to each respective section of this prospectus for details.


13

HOW TO PURCHASE FUND SHARES

You may purchase shares of the Fund through a dealer, by telephone (if you have the ACH plan), by check, by wire (into an existing account only), or by exchange from your account into one of the other Monetta Funds.  Your initial investment in the Fund must be at least $1,000.  There is no minimum additional investment amount.  Each fund has a minimum account balance of $1,000.  If you are purchasing shares to be held by a tax-sheltered retirement plan sponsored by the Adviser, you must use special application forms that you can obtain by calling the Fund at 1-800-MONETTA.  Your purchase order must be received by the Fund’s Transfer Agent before the close of regular session trading on the New York Stock Exchange (ordinarily 3:00 p.m. Central Time) to receive the net asset value calculated on that day.  Orders received after the close will receive the next calculated net asset value.  Initial purchases by an individual shareholder cannot be made by telephoning or faxing an application to the Fund or the Transfer Agent.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-241-9772 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Telephone - Existing Accounts Only

By using the Fund’s telephone purchase option, you may move money from your bank account to your fund account at your request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.  The option will become effective approximately 15 business days after the application form is received.  Subsequent investments may be made by calling 1-800-241-9772.  If your order is placed with the Transfer Agent prior to the close of regular trading on a given date, your shares will be purchased on that date.  Most transfers are completed within one business day.  If money is moved by ACH transfer, you will not be charged by the Fund for these services.  The minimum amount that can be transferred by telephone is $25.  The Fund reserves the right to modify or remove the ability to purchase shares by telephone at any time.

Purchase by Check

To purchase shares of the Fund by check, complete and sign the Share Purchase Application included in this Prospectus and return it, with a check payable to MONETTA FUNDS.  Applications will not be accepted unless accompanied by payment.  Additional purchases by check may be made at any time by mailing a check payable to MONETTA FUNDS together with the detachable form from a prior account statement or a letter indicating the account number to which the subsequent purchase is to be credited and the name(s) of the registered owner(s).

14

Payment should be made by check, payable in U.S. dollars, drawn on a U.S. bank, savings and loan, or credit union.  The Fund will not accept payment in cash or money orders.  The Fund will not accept cashier's checks in amounts less than $10,000.  Also, to prevent check fraud, the Fund will not accept U.S. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. Although the Fund does not normally allow shareholder account funding by cashier's checks or third-party checks, it may allow such funding in the following instances: (i) IRA rollovers, (ii) trusts, (iii) gifts, or (iv) business accounts.

In each instance, proper measures should be taken to guard against money laundering.  All checks should be made payable to MONETTA FUNDS.  If your order to purchase shares is canceled because your check does not clear, you will be responsible for a $25.00 return item fee and any resulting loss incurred by the Fund.

Purchase by Wire

Shares may also be purchased by wire transfer of funds into an existing account only.  Before wiring funds, call the Transfer Agent at 1-800-241-9772 to ensure prompt and accurate handling of your account.  Your bank may charge you a fee for sending the wire.  The Fund will not be responsible for the consequences of any delays, including delays in the banking or Federal Reserve wire systems.

Purchase by Exchange

You may purchase shares, either by phone or by mail, (1) by exchange of shares of another fund offered by the Monetta Family of Funds or (2) by exchange of shares of any fund between the Monetta Trust and Monetta Fund.  Before you decide to make an exchange between any of the Funds, you must obtain the current prospectus.  Restrictions apply; please review the information under "How to Redeem Shares - By Exchange."

Purchase through Intermediaries

You may also purchase (and redeem) shares through brokers, agents or other institutions (intermediaries) who have entered into selling agreements with Quasar Distributors, LLC.  Investors may be charged a fee by the intermediary and may set their own initial and subsequent investment minimums.  If you purchase shares through an intermediary, it will be responsible for promptly forwarding your order to the Fund’s Transfer Agent.  The Fund and the Adviser may enter into arrangements with such intermediary by which a fund may pay up to 0.25% of the value of shares purchased through that intermediary, to compensate it for distribution and other related services provided to those Fund’s shareholders.  Any payments by the Fund would be pursuant to its Service and Distribution Plans.  The Adviser, from its own resources, may pay additional amounts to such intermediaries to the extent not available through the Service and Distribution Plans.


Conditions of Purchase

The purchase order is considered to have been placed when it is received in proper form by the Transfer Agent or by an authorized agent.  Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the shares.  The Fund reserves the right not to accept any purchase order that it determines not to be in the best interest of the Fund or of the Fund’s shareholders.   Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your application and recording all telephone calls.  You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Fund may have a risk of such loss if reasonable procedures were not used.  The Fund also reserves the right to waive or change the investment minimums for any reason.  The Monetta Fund and the Monetta Trust do not issue certificates for fund shares because of the availability of the telephone exchange and redemption privileges.


15

Market Timing

The Board Trustees have adopted policies and procedures with respect to the frequent purchases and redemption of shares in our Fund. The Fund does not permit market timing or other abusive trading practices.  Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm performance of the Fund.  To minimize harm to the Fund and its shareholders, we reserve the right to reject any purchase order from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Fund.  In making this judgment, we may consider trading done in multiple accounts under common ownership or control.  These policies and procedures are applied consistently and uniformly to all of the Fund’s shareholders.

Although the Fund does not knowingly permit market timing of our Fund, we receive purchase and sales orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated through these intermediaries. We rely on the intermediaries to have procedures in place to assure that our policies are followed.

The Fund may temporarily or permanently terminate the exchange privilege of any person or group, if the Fund’s conclude that the purchase and/or redemption will be harmful to existing shareholders or inconsistent with its market timing policies and procedures.

HOW TO REDEEM FUND SHARES

Redemption for Cash

In Writing You may redeem all or part of the shares in your account, without charge, by sending a written redemption request "in good order" to the Transfer Agent.  A redemption request will be considered to have been received in good order if the following conditions are satisfied:


(1)	The request must be in writing, indicating the fund, the number of shares or dollar amount to be redeemed, and the shareholder's account number;
(2)	The request must be signed by the shareholder(s) exactly as the shares are registered;
(3)

The signature(s) on the written redemption request must be guaranteed if the shares to be redeemed have a value in excess of $50,000 or the redemption proceeds are to be sent to an address other than your address of record;

(4)	Corporations and associations must submit, with each request, a form of acceptable resolution; and
(5)	Other supporting legal documents may be required from organizations, executors, administrators, trustees, or others acting on accounts not registered in their names


Shares may not be redeemed by facsimile.

SIGNATURE GUARANTEE.  A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account;
•	When establishing or modifying certain services on an account;
•	If a change of address was received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $50,000 from any shareholder account;

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

16

The guarantor must be a bank, member firm of a national securities exchange, savings and loan association, credit union or other entity authorized by state law to guarantee signatures.  A notary public may not guarantee signatures.  The signature guarantee must appear on the written redemption request (the guarantor must use the phrase "signature guaranteed" and must include the name of the guarantor bank or firm and an authorized signature).


By Telephone  You may redeem shares having a value up to $50,000 by calling the Transfer Agent at

1-800-241-9772, if telephone redemption is available for your account.  To reduce the risk of a fraudulent instruction, proceeds of telephone redemptions may be sent only to the shareholder's address of record or to a bank or brokerage account designated by the shareholder, in writing, on the purchase application or in a letter with the signature(s) guaranteed.  Once a telephone transaction has been placed, it cannot be canceled or modified.  The Fund reserves the right to record all telephone redemption requests.

By ACH Transfer  Redemption proceeds can be sent to your bank account by ACH transfer.  You can elect this option by completing the appropriate section of the purchase application.  If money is moved by ACH transfer, you will not be charged by the Fund for these services.  There is a $25 minimum per ACH transfer. Typically, funds are credited to your bank account within three business days.


By Dealer  You may sell your shares through a dealer.  Please note that you may be charged a service fee or commission for each transaction.

Redemption by Exchange

By writing (without charge) to, or by telephoning (for a fee; currently $5) the Transfer Agent, you may exchange all or any portion of your shares of the Fund for shares of another fund offered by the Monetta Family of Funds for sale in your state.

The Fund may temporarily or permanently terminate the exchange privilege of any person or group, if the Fund concludes that the purchase and/ or redemption will be harmful to existing shareholders or inconsistent with our market timing policies and procedures.

An exchange transaction is a sale and purchase of shares for Federal income tax purposes and may result in capital gain or loss.  The registration of the account to which you are making an exchange, must be exactly the same as that of the fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased.  Unless you have elected to receive your dividends in cash, on an exchange of all shares, any accrued unpaid dividends will be invested in the fund to which you exchange on the next business day.  An exchange may be made by following the redemption procedure described above and indicating the fund to be purchased, except that a signature guarantee normally is not required.

To use the Telephone Exchange Privilege to exchange between your Monetta accounts in the amount of $1,000 or more, call 1-800-241-9772 before 3:00 p.m. Central Time.  The Fund’s Transfer Agent imposes a charge (currently $5.00) for each Telephone Exchange.  The general redemption policies apply to redemption of shares of Telephone Exchange.  The Fund reserves the right at any time without prior notice to suspend or terminate the use of the Telephone Exchange Privilege by any person or class of persons, or to terminate the Privilege in its entirety.  Because such a step would be taken only if its Board believes it would be in the best interests of the Fund, the Fund expect to provide shareholders with prior written notice of any such action unless it appears that the resulting delay in the suspension, limitation, modification or termination of the Telephone Exchange Privilege would adversely affect the Fund.  If the Fund were to suspend, limit, modify or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange.

Shares in the different Monetta Funds may be exchanged at relative net asset value.

When you exchange shares through a dealer, you may be charged a service fee or commission for each transaction.

17

Redemption Price

The redemption price will be the net asset value per share of the fund next determined after receipt by the Transfer Agent of a redemption request in good order.  This means that your redemption request (including a telephone exchange request) must be received in good order by the Transfer Agent before the close of regular session trading on the New York Stock Exchange (ordinarily 3:00 p.m. Central Time) to receive the net asset value calculated that day.  The principal value and return on your investment will fluctuate and, on redemption, your shares may be worth more or less than your original cost.

General Redemption Policies

You may not cancel or revoke your redemption request once instructions have been received and accepted.  The Fund cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.  Please telephone the Fund if you have any question about requirements for a redemption before submitting your request.  If you wish to redeem shares held by one of the tax-sheltered retirement plans sponsored by the Adviser, special procedures for those plans apply (See "Tax-Sheltered Retirement Plans").  If you request payment of redemption proceeds by wire, you must pay the cost of the wire (currently $15.00).

Your redemption request must be sent to the Transfer Agent.  If a redemption request is sent directly to the Fund, it will be forwarded to the Transfer Agent and will receive the redemption price next calculated after receipt by the Transfer Agent.  If you redeem shares through an investment dealer, the dealer will be responsible for promptly forwarding your request to the Fund’s Transfer Agent.  The Fund generally pay proceeds of a redemption no later than seven days after proper instructions are received.  If you attempt to redeem shares within 15 days after they have been purchased by check, a Fund may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 and have the option to redeem shares in-kind under certain circumstances. More information on in-kind redemptions can be found in the SAI.

During periods of volatile economic and market conditions, you may have difficulty placing your redemption or exchange by telephone, which might delay implementation of the redemption or exchange.  Use of the Telephone Redemption or Exchange Privilege authorizes the Fund and the Transfer Agent to tape-record all instructions to redeem shares.  Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your application and requiring permission to record the conversation.  You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Fund may have a risk of such loss if reasonable procedures were not used.

Because of the relatively high cost of maintaining smaller accounts, if for any reason, including general stock market declines, your balance falls below $1,000 and you are not enrolled in the AIP, you will be given 30 days' notice to reestablish the minimum balance or sign up for the AIP.  If you do not respond to the notice within the stated time period, the Fund reserves the right to sell all of your shares and send the proceeds to you.  Your shares will be sold at the NAV on the day your fund position is closed.  Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.


If an investor elects to receive distributions and dividends in cash and the U.S. Postal Service cannot deliver your check, or if a check remains un-cashed for six months, a fund reserves the right to reinvest the distribution check in the shareholder's account at the fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the fund until an updated address is received.


18

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The Fund declares and pays income dividends, if any, at least annually.  Capital gains, if any, are distributed by the Fund at least annually.  Distributions are automatically reinvested in additional shares of the Fund unless you elect payment in cash.  Cash dividends can be sent to you by check or deposited directly into your bank account.  Call the Transfer Agent at 1-800-241-9772 for more information and forms to sign up for direct deposit.

The Fund reserves the right to reinvest the proceeds and future distributions in additional fund shares at the current net asset value if checks mailed to you for distributions are returned as undeliverable or not presented for payment within six months.

The Fund is a separate entity for Federal income tax purposes.  The Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code and, thus, not be subject to Federal income taxes on amounts it distributes to Shareholders.

The Fund will distribute all of its net income and gains to shareholders.  Dividends from investment income and net short-term capital gains are taxable as ordinary income.  Distributions of long-term capital gains are taxable as long-term gains, regardless of the length of time you have held your shares in a fund.  Distributions will be taxable to you whether received in cash or reinvested in shares of a fund.  You will be advised annually as to the source of your distributions for tax purposes.  If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you.  If you purchase shares shortly before a record date for a distribution, you will, in effect, receive a return of a portion of your investment, but the distribution will be taxable to you even if the net asset value of your shares is reduced below your cost.  However, for Federal income tax purposes, your original cost would continue as your tax basis.


On the Share Purchase Application, you will be asked to certify that your social security number or tax payer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to back up withholding or you did not provide you correct taxpayer identification number, the IRS will require the Fund to withhold a percentage of any dividend and redemption proceeds.  The current withholding rate is 28%.


DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the Fund’s shares is its net asset value per share.  The net asset value of a share of each fund is determined as of the close of trading on the New York Stock Exchange (currently 3:00 p.m. Central Time) by dividing the difference between the values of the fund's assets and liabilities by the number of shares outstanding.  This is referred to as "net asset value per share," which is determined as of the close of regular session trading at the New York Stock Exchange on each day on which that exchange is open for trading.

Valuation

Equity securities held in the Fund’s portfolios are generally valued at their market prices.  In cases when quotations for a particular security are not readily available or the quote is determined not to represent fair value, the Adviser calculates a fair value of the security under procedures established by the Board of Trustees.

For example, the Trust may calculate a fair value for a security if the principal market in which a portfolio security is traded closes early or if trading in a security was halted before the Fund calculates its NAV.  A security’s fair value will result in a value that may be significantly different than its opening price the next day.  Further, the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated using last or next reported prices.

19

SHAREHOLDER SERVICES

Reporting to Shareholders

You will receive a confirmation statement reflecting each of your purchases and redemptions of shares of the Fund, as well as periodic statements detailing distributions made by each fund of which you are a Shareholder.  You may elect to receive a combined statement for all Monetta Funds for which you are a shareholder.  In addition, you will receive semi-annual and annual reports showing the portfolio holdings of each fund and annual tax information.  To eliminate unnecessary duplication and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names.  Shareholders may request duplicate copies free of charge.

Certain Account Changes

Investors who wish to make a change in their address of record, a change in investments made through an automatic investment plan, or a change in the manner in which dividends are received may do so by calling the Transfer Agent at 1-800-241-9772.

Automatic Investment Plan

The Fund has an Automatic Investment Plan that permits an existing Shareholder to purchase additional shares of the Fund (minimum $25 per transaction) at regular intervals.  Under the Automatic Investment Plan, shares are purchased by transferring funds from a Shareholder's checking or savings account in an amount of $25 or more designated by the Shareholder.  At your option, the account designated will be debited and shares will be purchased on the date elected by the shareholder.  Payroll deduction is available for certain qualifying employers - please call 1-800-MONETTA for further information. If the date elected by the Shareholder is not a business day, funds will be transferred the next business day thereafter.  Only an account maintained at a domestic financial institution that is an Automated Clearing House member may be so designated.  To establish an Automatic Investment Plan, complete Sections C and Section G of the Shareholder Purchase Application included in this Prospectus and send it to the Transfer Agent.  You may cancel this privilege or change the amount of purchase at any time by calling 1-800-241-9772 or by mailing instructions to the Transfer Agent.  The change will be effective five business days following receipt of your notification by the Transfer Agent.  A fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.  However, a $25.00 fee will be imposed by the Transfer Agent if the automatic transaction is rejected or cannot be completed.

Systematic Exchange Plan

The Fund offer a Systematic Exchange Plan whereby a Shareholder may automatically exchange shares (in increments of $1,000 or more) of one fund into any other fund of the Monetta Trust or Monetta Fund, on any day, either monthly or quarterly.  The shares to be received upon exchange must be legally available for sale in your state.

Shares may be exchanged at relative net asset value without any additional charge.  If you decide to exchange your shares, send a written unconditional request for the exchange.  A signature guarantee is not required for such an exchange.  However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required (See "Redemption of Shares").  Your dealer may charge an additional fee for handling an exchange transaction.

For additional information and a Systematic Exchange Plan form, please call the Transfer Agent at 1-800-241-9772.  Before participating in the Systematic Exchange Plan, an investor should consult a tax or other financial advisor to determine the tax consequences of participation.

20

Systematic Withdrawal Plan

The Fund offers a Systematic Withdrawal Plan for Shareholders who own shares of any fund worth at least $10,000 at current net asset value.  Under the Systematic Withdrawal Plan, a fixed sum (minimum $500) will be distributed at regular intervals (on any day, either monthly or quarterly).  In electing to participate in the Systematic Withdrawal Plan, investors should realize that, within any given period, the appreciation of their investment in a particular fund may not be as great as the amount withdrawn.  A Shareholder may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying the Transfer Agent at 1-800-241-9772.  The Systematic Withdrawal Plan does not apply to shares of any fund held in Individual Retirement Accounts or defined contribution retirement plans.  For additional information or to request an application, please call 1-800-241-9772.

TAX-SHELTERED RETIREMENT PLANS

The Adviser offers various tax-sheltered retirement plans.  Please call 1-800-MONETTA for booklets describing the following programs and the forms needed to establish them:

Individual Retirement Accounts (IRAs) for employed individuals and their non-employed spouses.

Coverdell Savings Account (formerly Education IRA), providing tax-free earnings growth and tax-free withdrawals for certain higher education expenses (contributions not deductible).

Roth IRA, providing tax-free earnings growth and tax-free withdrawals with greater flexibility, under certain circumstances, than Traditional IRAs (contributions not deductibles).

Savings Incentive Match Plans (Simple-IRAs) permitting employers to provide retirement benefits, including salary deferral, to their employees using IRAs and minimizing administration and reporting requirements.

21


FINANCIAL HIGHLIGHTS

The financial highlight table is intended to help you understand the Fund’s financial performance from the Fund’s inception date, December 12, 2006 through December 31st for each year shown.  Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).  This information has been audited by KPMG LLP, whose report, along with the Fund’s financial statement, is included in the Annual Report, which is available upon request and incorporated by reference into the Statement of Additional Information.

Young Investor Fund
	2007	12/12/2006 thru 12/31/2006(1)
Net asset value, beginning of period	$9.940	$10.000
Income From Investment Operations Net investment income	0.074	0.028
Net gains or losses on securities (both realized and unrealized)	0.441	(0.063)
Total from investment operations	0.515	(0.035)
Less Distributions
Dividends (from net investment income)	(0.054)	(0.025)
Distributions (from capital gains)	0.000	0.000
Return of Capital	0.000	0.000
Total distributions	(0.054)	(0.025)
Net asset value, end of period	$10.402	$ 9.940
Total return	5.16%	(0.35%)*
Ratios/Supplemental Data Net assets, end of period ($ in thousands)	$618	$347
Ratio of expenses to average net assets – Gross (a)	16.58%	14.83%**
Ratio of expenses to average net assets – Net (b)	1.00%	0.94%**
Ratio of net investment loss to average net assets	0.71%	1.22%**
Portfolio turnover rate	24.1%	0.0%

(1) The Young Investor Fund commenced operations on December 12, 2006, its inception date.  During this period, the Fund recorded certain expenses, including audit/tax and state registration, that more generally reflect the Fund’s annual operations.

* As reported for the period – not annualized

** As reported for the period – annualized

(a) Gross ratios reflect estimated annual fees which include start-up costs, waived management fees, and reimbursement of expenses by the Adviser to maintain the 1.00% expense ratio cap.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.


22

PRIVACY NOTICE

In order to provide the products and services of the Fund, we may collect nonpublic, personal information from you.  We consider such information to be private and confidential and are committed to respecting your privacy and protecting your information.  This Privacy Notice explains certain steps we have taken to ensure the privacy of nonpublic, personal information of individuals protected by privacy regulations issued pursuant to the Gramm-Leach-Bliley Financial Modernization Act.

We may collect nonpublic, personal information about you from the following sources: (a) information that you provide us on applications and other forms; (b) information that we generate to service your account, such as account statements; and (c) information that we may receive from third parties.

We may disclose nonpublic, personal information about you to certain nonaffiliated third party financial service providers, such as financial institutions that offer credit cards.  We may also disclose nonpublic, personal information about you to nonaffiliated third parties as permitted or required by law, including transfer agents and mailing services.  We may disclose all of the information we collect, as described above, to companies that perform services on our behalf or to other financial institutions with which we have joint marketing agreements.

If you prefer that we not disclose nonpublic, personal information about you to certain nonaffiliated third parties, you may opt out of such disclosures, except for any disclosures permitted or required by law.  If you wish to opt out of such disclosures to nonaffiliated third parties, you may call us toll-free at 1-800-MONETTA (1-800-666-3882), e-mail us at OPTOUT@MONETTA.COM or mail your request to Monetta Funds, Attn: OPTOUT Dept., P.O. Box 4288, Wheaton, IL 60189.

We restrict access to your nonpublic, personal information to those employees who need to know such information to provide products or services to you.  We maintain certain physical, electronic and procedural safeguards that are designed to protect your nonpublic, personal information.

We reserve the right to revise our privacy policies and practices.  However, we will not disclose your personal, nonpublic information (except as described in this Privacy Notice or as required or permitted by law) without giving you the chance to opt out of such disclosures.

23

(This Page is Intentionally Left Blank)

24

Additional Information
Distributed By Quasar Distributors, LLC
• Annual and Semi-Annual Reports
• Statement of Additional Information

The Annual and Semi-Annual Reports contain more detailed information about the Fund’s investment strategies and market conditions that significantly affected performance during the most recent fiscal year.

The Statement of Additional Information (“SAI”) provides detailed information about the Fund and is incorporated by reference into this Prospectus, making the SAI a legal part of this Prospectus.

Information about the Fund, including these reports, can be obtained without charge (except where noted) upon request.

• By Telephone	1-800-MONETTA 1-800-684-3416 (TDD)

• In Person or by mail	1776-A South Naperville Road Suite 100 Wheaton, IL 60187-8133
• By Internet	www.monetta.com or www.sec.gov
• By e-mail	info@monetta.com

• From the SEC

The SEC's Public Reference in Washington, DC.  For information on the operation of the Public Reference Room, call (202) 551-8090.  Additional copies of this information can be obtained, for a duplicating fee, by electronic request at public info@sec.gov or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

INVESTMENT COMPANY ACT FILE NO:	Monetta Trust 811-7360

Monetta Family of Mutual Funds 1776-A South Naperville Road, Suite 100 Wheaton, IL 60187-8133	PRESORTED STANDARD U.S. POSTAGE PAID Monetta

25


STATEMENT OF ADDITIONAL INFORMATION

                                     April 30, 2008


MONETTA FAMILY OF MUTUAL FUNDS

1776-A SOUTH NAPERVILLE ROAD, SUITE 100

WHEATON, IL 60187

(1-800-MONETTA)

WWW.MONETTA.COM

MONETTA FUND, INC.

MONETTA TRUST, INCLUDES THE FOLLOWING SERIES:


•

MONETTA YOUNG INVESTOR FUND

•

MONETTA MID-CAP EQUITY FUND

•

MONETTA INTERMEDIATE BOND FUND

•

MONETTA GOVERNMENT MONEY MARKET FUND



This Statement of Additional Information (SAI) is not a Prospectus and should be read in conjunction with the Monetta Funds’ Prospectus dated April 30, 2008, which is incorporated by reference into this SAI and may be obtained from the Fund and the Trust at the above phone number or address.


This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses.  The Annual Report, which contains important financial information about the Funds, is incorporated by reference into this SAI and is also available, without charge, at the above phone number or address.



THE FUNDS' HISTORY

Monetta Fund, Inc. is an open-end, diversified management investment company that was organized in 1985 as a Maryland corporation.  The inception date of the Monetta Fund is 05/06/86.

Monetta Trust (the “Trust”) is also an open-end, diversified management investment company that was organized as a Massachusetts Trust in 1992.  The following funds are each a series of Monetta Trust:


Fund	Inception Date
Monetta Young Investor Fund	12/12/06
Monetta Mid-Cap Equity Fund	03/01/93
Monetta Intermediate Bond Fund	03/01/93
Monetta Government Money Market Fund	03/01/93

INFORMATION ABOUT THE FUNDS

INVESTMENT GUIDELINES

The investment objectives of the Monetta Fund and each series of the Monetta Trust (the "Funds"), as stated in the Prospectus, differ principally in the types of securities selected for investment and the relative importance each fund places on growth potential, current income and preservation of capital as considerations in selecting investments.  Each fund's investment objective is a fundamental policy, which may not be changed without the approval of a majority of the outstanding voting securities of that fund.  This means that the approval of the lesser of (i) 67% of the fund's shares present at a meeting, if more than 50% of all of the shares outstanding are present or (ii) more than 50% of all of the fund's outstanding shares is required.

Since each of the Funds are registered, under the Investment Company Act of 1940, (the “1940 Act”) as diversified, open-ended investment companies, each fund agrees that it will not own more than 5% of its total assets (valued at the time of investment) in a single issue security.  This applies only to 75% of the total assets.  That is to say that if it does own more than 5% of its total assets in individual securities, the total of those over 5% cannot exceed 25%.

Under normal market conditions, the Young Investor Fund invests (at the time of investment) approximately 50% of its net assets, plus the amount of any borrowings for investment purposes, in ETFs and other funds seeking to track the S&P 500 Index.  This means that the Young Investor Fund will invest (at the time of investment and exclusive of any cash positions) between 45% and 55% of its net assets, plus the amount of any borrowings for investment purposes, in such ETFs and other funds.  The balance of the Fund will be invested directly in common stocks of individual companies.

The Intermediate Bond Fund also may invest in debt securities (including those convertible into or carrying warrants to purchase common stocks or other equity interests and privately placed debt securities), preferred stocks and marketable common stocks that Monetta Financial Services, Inc. (the “Adviser”) considers likely to yield relatively high income relative to cost.  Equity securities acquired by conversion or exercise of a warrant will be sold by the fund as soon as possible.  The Intermediate Bond Fund will not invest more than 20% of its assets in debt securities rated below investment grade or, if unrated, determined by the Adviser to be of comparable credit quality.

Within the restrictions outlined here, and in the Prospectus, the Adviser has full discretion on the investment decisions of the Funds.


INVESTMENT STRATEGIES AND RISKS

The following is a detailed description, along with associated risks, of the various securities that some or all of the Funds may invest in.

Equity Securities

Common stocks represent an equity interest in a corporation.  Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term.  The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class.  Stocks of small to mid-sized companies tend to be more volatile and less liquid than stocks of large companies.  Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.

Cash Management

For defensive purposes or to accommodate inflows of cash awaiting more permanent investment, the funds may temporarily, and without limitation, hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements.  The fund also may invest in other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that themselves primarily invest in temporary defensive investments, including commercial paper.  To the extent that the management fees paid to the other investment companies are for the same or similar services as the management fees paid to the fund, there will be a layering of fees that would increase expenses and decrease returns.  Investments in other investment companies are limited by the 1940 Act.


The Monetta Funds (other than the Government Money Market Fund) may also invest in the Monetta Government Money Market Fund.  Investing in money market funds involve substantially the same risks as investing directly in the underlying money market funds (see, for example, the description of the Monetta Government Money Market Fund’s risks in the “Fund Risks” section of the Prospectus), but the total return on such investments at the fund-level may be reduced by the operating expenses and fees of such money market funds, including advisory fees.  The Adviser is contractually committed to waive all of its management fees associated with the Monetta Government Money Market Fund and to reimburse that Fund for expenses as necessary to cap the Fund’s expense ratio at 0.50%.  The Monetta Government Money Market Fund has no sales loads, and has waived all Distribution and Service (12b-1) Fees.  Therefore, any fund which invests in the Monetta Government Money Market Fund would be able to do so without paying management or distribution fees on such an investment.  However, after December 2009, the Adviser may choose to terminate such waivers.  If such a termination were to occur, that portion of a fund’s shareholders’ investments which are invested in the Monetta Government Money Market Fund would be subject both to the fund’s and the Monetta Government Money Market Fund’s fees.


Debt Securities

In pursuing its investment objective, each fund may invest in debt securities of corporate and governmental issuers.  The risks inherent in debt securities depend primarily on the term and quality of the obligations in a fund's portfolio as well as on market conditions.  A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.  As a result, interest rate fluctuations will affect a fund's net asset value but not the income received by a fund from its portfolio securities.*  In addition, if the bonds in a fund's portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates these securities are likely to be redeemed and a fund will probably be unable to replace them with securities having a comparable yield.  There can be no assurance that payments of interest and principal on portfolio securities will be made when due.

_______________

*Yields on debt securities available for purchase by a fund vary over time; no specific yield on shares of a fund can be assured.

Bonds and other debt securities generally are subject to credit risk and interest rate risk.  While debt securities issued by the U.S. Treasury generally are considered free of credit risk, debt issued by agencies and corporations all entail some level of credit risk.  Investment grade debt securities have less credit risk than do high-yield, high-risk debt securities.  Credit risk is described more fully in the section titled "High-Yield, High-Risk Debt Securities".

Convertible Securities

Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock.  The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.  Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures, is redeemed or the holder elects to exercise the conversion privilege.

The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature and is generally referred to as its investment value.  The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates.

However, at the same time, the convertible security will be influenced by its conversion value, which is the market value of the underlying common stock that would be obtained upon conversion.  Conversion value fluctuates directly with the price of the underlying common stock.

By investing in convertible securities, a fund obtains the right to benefit from the capital appreciation potential in the underlying stock, upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly.  In determining whether to purchase a convertible security, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock.  Convertible securities purchased by a fund are frequently rated investment grade.  Convertible securities rated below investment grade tend to be more sensitive to interest rate and economic changes, may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities and may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities.

Municipal Bonds

Municipal bonds are debt obligations issued to obtain funds for various public purposes and as a result are typically exempt from federal income taxes.  The type of municipal securities held by the Fund, however, are taxable municipal obligations which are subject to federal income tax for a variety of reasons.  These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption.  These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds.  Industrial development bonds are a specific type of revenue bond backed by the credit security of a private user.  Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities.

Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest.  The insurance policies is usually obtained by the issuer of the municipal obligation at the time of its original issuance.  In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders.  There is, however, no guarantee that the insurer will meet its obligations.  In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

Government Securities

U.S. government securities are debt securities that are obligations of or guaranteed by the U.S. government, its agencies or instrumentalities.  There are two basic types of U.S. government securities: (1) direct obligations of the U.S. Treasury, and (2) obligations issued or guaranteed by an agency or instrumentality of the U.S. government.  Agencies and instrumentalities include the Federal Farm Credit System ("FFCS"), Student Loan Marketing Association ("SLMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA") and Government National Mortgage Association ("GNMA").  Some obligations issued or guaranteed by agencies or instrumentalities, such as those issued by GNMA, are fully guaranteed by the U.S. government.  Others, such as FNMA bonds, rely on the assets and credit of the instrumentality with limited rights to borrow from the U.S. Treasury.  Still other securities, such as obligations of the FHLB, are supported by more extensive rights to borrow from the U.S. Treasury.

U.S. government securities include mortgage-related securities issued by an agency or instrumentality of the U.S. government.  GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans.  These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration.  A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers.  Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government.  GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity.  GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the Certificate.

Pools of mortgages also are issued or guaranteed by other agencies of the U.S. government.  The average life of pass-through pools varies with the maturities of the underlying mortgage instruments.  In addition, a pool's term may be shortened or lengthened by unscheduled or early payment, or by slower than expected prepayment of principal and interest on the underlying mortgages.  The occurrence of mortgage prepayments is affected by the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.  As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool.

A collateralized mortgage obligation ("CMO") is a debt security issued by a corporation, trust or custodian, or by a U.S. government agency or instrumentality that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. government securities or corporate debt obligations.  The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities.  CMOs are most often issued in two or more classes (each of which is a separate security) with varying maturities and stated rates of interest.  Interest and principal payments from the underlying collateral (generally a pool of mortgages) are not necessarily passed directly through to the holders of the CMOs; these payments typically are used to pay interest on all CMO classes and to retire successive class maturities in a sequence.  Thus, the issuance of CMO classes with varying maturities and interest rates may result in greater predictability of maturity with one class and less predictability of maturity with another class than a direct investment in a mortgage-backed pass-through security (such as a GNMA Certificate).  Classes with shorter maturities typically have lower volatility and yield while those with longer maturities typically have higher volatility and yield.  Thus, investments in CMOs provide greater or lesser control over the investment characteristics than mortgage pass-through securities and offer more defensive or aggressive investment alternatives.

Investments in mortgage-related U.S. government securities, such as GNMA Certificates and CMOs, also involve other risks.  The yield on a pass-through security typically is quoted based on the maturity of the underlying instruments and the associated average life assumption.  Actual prepayment experience may cause the yield to differ from the assumed average life yield.  Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium; the opposite is true for pass-throughs purchased at a discount.

During periods of declining interest rates, prepayment of mortgages underlying pass-through certificates can be expected to accelerate.  When the mortgage obligations are prepaid, the fixed income funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time.  Therefore, the fund's ability to maintain a portfolio of high-yielding, mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities that have lower yields than the prepaid mortgages.  Moreover, prepayments of mortgages that underlie securities purchased at a premium could result in capital losses.  Investment in such securities also could subject the fund to "maturity extension risk”, which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate.  This particular risk may effectively change a security that was considered a short or intermediate-term security at the time of purchase into a long-term security.  Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

The guarantees of the U.S. government, its agencies and instrumentalities are guarantees of the timely payment of principal and interest on the obligations purchased.  The value of the shares issued by the fund is not guaranteed and will fluctuate with the value of the fund's portfolio.  Generally when the level of interest rates rise, the value of the fund's investment in government securities is likely to decline and, when the level of interest rates decline, the value of the fund's investment in government securities is likely to rise.

A fund may engage in portfolio trading primarily to take advantage of yield disparities.  Such trading strategies may result in minor temporary increases or decreases in the fund's current income and in its holding of debt securities that sell at substantial premiums or discounts from face value.  If expectations of changes in interest rates or the price of the securities prove to be incorrect, the fund's potential income and capital gain will be reduced or its potential loss will be increased.

High-Yield, High-Risk Debt Securities

The convertible securities, bonds and other debt securities in which the fund may invest may include high-yield, high-risk debt securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investors Service ("Moody's") or unrated securities.  Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D-rated securities of issuers in default(see “Appendix I” for a more detailed description of the rating system).  Ratings assigned by credit agencies do not evaluate market risks.  The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers.  A brief description of the quality ratings of these two services is contained in the section titled "Bond Ratings”.

While likely to have some quality and protective characteristics, high-yield, high-risk debt securities, whether convertible into common stock, usually involve increased risk as to payment of principal and interest.  Issuers of such securities may be highly leveraged and may not have available to them traditional methods of financing.  Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities.  For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged.  During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations.  The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.  The risk of loss due to default by the issuer is significantly greater for the holders of high-yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

High-yield, high-risk debt securities are subject to greater price volatility than higher-rated securities, tend to decline in price more steeply than higher-rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of non-payment in adverse economic times.  There may be a thin trading market for such securities.  This may have an adverse impact on market price and the ability of the fund to dispose of particular issues and may cause the fund to incur special securities' registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Lending of Portfolio Securities

Subject to certain restrictions (see section "Information About the Funds"), the Funds may lend their portfolio securities to broker-dealers and banks.  Any such loan must be continuously secured by collateral, in cash or cash equivalents maintained on a current basis, in an amount at least equal to the market value of the securities loaned by these funds.  These funds would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral.  These funds would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.  These funds would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Adviser's judgment, a material event requiring a Shareholder's vote would otherwise occur before the loan was repaid.  In the event of bankruptcy or other default of the borrower, these funds could experience delays in liquidating the loan collateral and/or recovering the loaned securities and losses, including possible decline in the value of the collateral or in the value of the securities loaned during the period while seeking to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period and expenses of enforcing its rights.


When-Issued and Delayed Delivery Securities

The Intermediate Bond Fund and Government Money Market Fund may purchase securities on a when-issued or delayed-delivery basis.  Although the payment and interest terms of these securities are established at the time a fund enters into the commitment, the securities may be delivered and paid for 30 days or more after the date of purchase, when their value may have changed.  A fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons.  At the time a fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis, assets of the fund having a market value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the fund and held by the custodian throughout the period of the obligation.  The use of this investment strategy may increase net asset value fluctuation.

Repurchase Agreements

A repurchase agreement is a sale of securities to a fund in which the seller (a bank or broker-dealer believed by the Adviser to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund could experience delays in both liquidating the underlying securities and losses, including the possible decline in the value of the collateral during the period while seeking to enforce its rights thereto, possible below-normal levels of income and lack of access to income during this period and expenses of enforcing its rights.

Options on Securities and Indices

The Intermediate Bond Fund may purchase and sell put and call options on securities and indices, enter into interest rate and index futures contracts and options on futures contracts.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call), or sell to (put), the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months).  The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specific multiplier for the index option (an index is designed to reflect specific facets of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators).


A fund will write call options and put options only if they are "covered."  This means, in the case of a call option on a security, the option is "covered" if a fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, assets having a value at least equal to that amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

If an option written by a fund expires, the fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by a fund expires, the fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a fund elects to do so.  A capital gain or loss will be realized from a closing purchase transaction if the cost of the closing option is less or more than the premium received from writing the option.  If the premium received from a closing sale transaction is more or less than the premium paid to purchase the option, the fund will realize a capital gain or loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

A put or call option purchased by a fund is an asset of the fund, valued initially at the premium paid for the option.  The premium received for an option written by a fund is recorded as a deferred credit.  The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and ask prices.

There are several risks associated with transactions in options.  For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation between these markets causing a given transaction not to achieve its objectives.  A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

There can be no assurance that a liquid market will exist when a fund seeks to close out an option position.  If a fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire.  If a fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired.  As the writer of a covered call option on a security a fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by a fund, the fund would not be able to close out the option.  If restrictions on exercise of options were imposed, a fund might be unable to exercise an option it had purchased.


Futures Contracts and Options on Futures Contracts

The Intermediate Bond Fund may use interest rate futures contracts, index futures contracts and options on such futures contracts.  An interest rate, index or option on a futures contract provides for the future sale by one party, and purchase by another party, of a specified quantity of a financial instrument or the cash value of an index at a specified price and time.  A public market exists in futures contracts covering a number of indices (including, but not limited to, the S&P 500 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to U. S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies).  Other index and financial instrument futures contracts are available and it is expected that additional types of futures contracts will be developed and traded.


The fund may purchase and write call and put futures options.  Futures options possess many of the same characteristics as options on securities and indices, as discussed above.  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.

In the case of a put option, the opposite is true.  The fund may use futures contracts to hedge against, or increase its exposure to, fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of that fund's securities or the price of the securities that that fund intends to purchase.  Although other techniques may be used to reduce or increase a fund's exposure to stock price, interest rate and currency fluctuations, a fund may be able to achieve its desired exposure more efficiently and cost effectively by using futures contracts and futures options.

The Intermediate Bond Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, Board of Trade or similar entity or quoted on an automated quotation system.  There are several risks associated with the use of futures contracts and futures options.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure desired.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, futures options and the related securities, technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading.  In the case of index futures contracts, for example, the composition of the index including the issuers and the weighting of each issue, may differ from the composition of the fund's portfolio.  In the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the fund's portfolio.  A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the daily limit may work to prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.  Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures or futures option position.  The Intermediate Bond Fund may be exposed to possible loss on a position during such an interval and would continue to be required to meet margin requirements until the position was closed.  In addition, many of the types of contracts discussed above are relatively new instruments with no significant trading history.  As a result, there can be no assurance that an active secondary market will develop or continue to exist.


Index Risks

The portion of the Young Investor Fund that invests in underlying funds and ETF’s that track the S&P 500 Index (the “Index”) will be subject to certain risks which are unique to tracking the Index.  The Index is made up primarily of large-capitalization companies.  The underlying funds in which the Fund invests track the Index, and are therefore subject to the same risks the Index is subject to.  This includes investment style risk, which is the chance that returns from large-capitalization stocks tend to be less volatile than small- and mid-capitalization stocks, but more volatile than other investment choices.  Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general.  These periods have, in the past, lasted for as long as several years.

Typically those underlying funds will attempt to hold the same securities and in approximately the same proportions as the Index, but the securities held and the proportions in which they are held may vary slightly from the Index, meaning the performance of the underlying funds may not be identical to the Index.  Investments in the underlying funds, also involves certain additional expenses and certain tax results that may not arise if you invested directly in the underlying funds.  By investing indirectly in the underlying funds through the Young Investor Fund, you will bear not only your proportionate share of the Young Investor Fund’s expenses (including operating costs and investment advisory fees), but also, indirectly, similar expenses and charges of the underlying funds’ fees.  Finally, you may incur increased tax liabilities by investing in the Young Investor Fund rather than directly in the underlying funds.

The Index, and therefore the underlying funds that seek to track the Index, typically includes a diverse collection of stocks.  It is possible however, that the Index could become less diversified if the Index’s largest companies significantly increase in value relative to the Index’s other components.  In such an extreme event, the performance of the Index, and the underlying funds, would be subject to increased volatility based upon the performance of those larger companies.

Investment in Open-End Investment Companies

The Young Investor Fund may purchase "no-load" mutual funds, which are bought and sold without a sales charge, that seek to track the Index.  However, when the Adviser believes it is appropriate, the Fund may also purchase mutual funds that charge a redemption fee or contingent deferred sales charge of up to 2% for short-term sales of one year or less; provided, however, that in no event may more than 50% of the Fund's total assets be subject to such a redemption fee or contingent deferred sales charge.  The underlying mutual funds in which the Funds invest may incur distribution expenses in the form of 12b-1 fees.

An investor in the Fund should recognize that he may invest directly in mutual funds and that by investing in mutual funds or other investment companies indirectly through the Fund he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds.

The Fund, together with any "affiliated persons" as defined in the 1940 Act, may purchase only up to 3% of the total outstanding securities of any underlying investment company (except investments in money market mutual funds are not subject to this 3% limit).  Accordingly, when affiliated persons hold shares of any of the underlying funds, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first choice.

In the event the Fund holds more than one percent (1%) of an underlying fund's shares, the 1940 Act provides that the underlying fund will be obligated to redeem only one percent (1%) of the underlying fund's outstanding shares during any period of less than 30 days.  To the extent that, due to this restriction, the Fund is unable at its discretion to dispose of shares of an underlying fund, the Fund would not be able to protect itself against a decline in value of such shares during the period such restrictions remain in effect.

If an investment company in which the Fund invests requests a shareholder vote, the Fund will either (i) seek instructions from its shareholders with regard to the voting of all proxies issued by the open-end investment company and vote such proxies only in accordance with such instructions, or (ii) vote the shares of the underlying fund in the same proportion as the vote of all other shareholders of the underlying fund.

The Adviser has no control over, or day-to-day knowledge of, the investment decisions of the underlying funds.  It is possible that the management of one underlying funds may be purchasing a particular security at or near the same time that the Adviser or the management of another underlying fund is selling the same security. This would result in an indirect expense to the Fund without corresponding economic or investment benefit.

Investment in Closed-End Investment Companies

The Young Investor Fund may also invest its assets in “closed-end” investment companies (or “closed-end funds”).  This Fund may purchase up to 3% of the outstanding voting securities of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission.  Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets.  Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the net asset value per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of that fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

All closed-end funds are investment companies.  Therefore, the Fund’s purchase of closed-end fund shares are subject to the limitations on, and the risks of, the Fund’s investments in other investment companies, which are described above, under “Investments in Open-End Investment Companies.”

Exchange-Traded Funds

The Young Investor Fund may purchase shares of exchange-traded funds (ETFs). Typically, the Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

Most ETFs are investment companies. Therefore, the Fund's purchases of ETF shares generally are subject to the limitations on, and the risks of, the Fund's investments in other investment companies, which are described above, under “Investments in Open-End Investment Companies.”

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

ETF shares represent an interest in an investment portfolio held by the ETF.  A fund that issues ETF shares may be able repurchase those shares on the open market at the current market price if doing so would be advantageous for the fund. A repurchase might be advantageous, for example, because the ETF shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the fund to more closely track its index than alternative investments, or some combination of the three. A fund that repurchases its ETF shares may also lend those shares to qualified institutional borrowers as part of the fund's securities lending activities.

INVESTMENT RESTRICTIONS


The Monetta Fund and Each of the Funds in the Trust operates under the following investment restrictions:

1)    The Funds, except for the Government Money Market Fund, may not invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, with respect to 75% of the value of a fund's total assets, except that this restriction does not apply to U.S. government securities;

The Government Money Market Fund may not invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except that this restriction does not apply to (i) U.S. government securities or (ii) repurchase agreements;

2)    The Funds may not acquire securities of any one issuer, that at the time of investment, represent more than 10% of the outstanding voting securities of the issuer;

3)    The Funds may not invest more than 25% of its total assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to U.S. government securities or, for the Government Money Market Fund, to repurchase agreements (for purposes of this Restriction, any repurchase agreements must be collateralized by U.S. government securities);

4)    The Funds may not make loans, but this restriction shall not prevent the Funds from buying bonds, debentures or other debt obligations that are publicly distributed or privately placed with financial institutions, investing in repurchase agreements or lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan*);

The above restriction shall not prevent the Government Money Market Fund from purchasing U.S. government securities or entering into repurchase agreements;

5)    The Funds may not borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's total assets at the time of borrowing, provided that the fund will not purchase additional securities when its borrowings exceed 5% of total assets;

The Intermediate Bond Fund also may borrow money in connection with transactions for options, futures and options on futures;

6)    The Funds may not underwrite the distribution of securities of other issuers except insofar as it maybe deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities subject to legal or contractual restrictions on resale;**

7)    The Funds may not purchase and sell real estate or interests in real estate, although the Funds may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

_________________

*Although it has the power to do so, the Intermediate Bond Fund does not intend to lend portfolio securities.

**The Intermediate Bond Fund does not currently intend to invest in restricted securities.



8)    The Funds may not purchase and sell commodities or commodity contracts, except the Intermediate Bond Fund may enter into futures and options on futures;

9)    The Funds may not make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions in connection with transactions in options, futures, and options on futures;

The Intermediate Bond Fund may make margin purchases of securities for contracts on options, futures and options on futures;

10)   The Funds may not sell securities short or maintain a short position, except securities that the fund owns or has the right to acquire without payment of additional consideration;

11)   The Funds may not issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Each of the above-noted restrictions is "fundamental."  In addition, the Funds are subject to a number of restrictions that may be changed by the Board of Directors of the Fund and Board of Trustees of the Trust, respectively, without Shareholders' approval.  Under these non-fundamental restrictions, a fund may not:

1)    Invest in companies for the purpose of management or the exercise of control;

2)    Invest more than 5% of its total assets (valued at time of investment) in securities of issuers with less than three years' operation, including any predecessors;

3)    Acquire securities of other registered investment companies, except in compliance with the Investment Company Act of 1940 and any applicable state laws;

4)    Invest more than 10% of its net assets (valued at the time of such investment) in illiquid securities, including repurchase agreements maturing in more than seven days.


NAME POLICY

Under normal market conditions, measured at time of investment:

The Mid-Cap Equity Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with market capitalization between $1 billion and $10 billion;

The Intermediate Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, which include a variety of debt securities, including corporate bonds and notes, government securities and securities backed by mortgages or other assets.  In addition, the fund expects that the dollar-weighted average life of its portfolio will be between 3 and 10 years.

The Government Money Market Fund invests only in securities issued or guaranteed by the U.S. Government or its agencies maturing in less than thirteen months.

In the event that market fluctuations or shareholder actions cause a fund's investments to fall below Name Policy limits, the fund would act to remedy the situation as promptly as possible, normally within three business days.  The fund will not be required to dispose of portfolio holdings or purchase additional investments immediately if the Adviser believes such action would subject the fund to losses or unreasonable risks of loss.

The Funds will mail a notice to their respective shareholders at least sixty (60) days prior to any fund changing its name or name policy.

PROXY VOTING POLICY

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Funds’ Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Boards, and which are found in Appendix II.

Monetta Fund, Inc. and Monetta Trust are the only fiduciary clients of the Adviser.

Any material changes to the proxy policies and procedures will be submitted to the Boards for approval.  The Boards will be supplied with a summary quarterly report of each fund's proxy voting record.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Boards have adopted policies and procedures relating to disclosure of the Funds' portfolio securities.  All of the policies and procedures adopted by the Boards, and all disclosures related to the Funds’ portfolio securities made pursuant to those policies and procedures, were adopted and are made with the best interests of the Funds’ shareholders in mind.  It is the policy of the Adviser to protect the confidentiality of Funds’ holdings and prevent the selective disclosure of non-public information concerning the Funds.

The Funds disclose their calendar quarter-end portfolio holdings on its website, http://www.monetta.com, no earlier than 15 calendar days after the end of each quarter. The Funds also disclose their top ten holdings on its website no earlier than 15 calendar days after the end of each quarter. The top ten and quarter-end portfolio schedules will remain available on the Fund's website at least until it is updated for the next quarter, or until the Fund files with the Securities and Exchange Commission its semi-annual or annual shareholder report or Form N-Q that includes such period. The most recent portfolio schedules are available on the Funds' website, as noted above, or by calling toll free at (800) MONETTA. The Funds may terminate or modify this policy at any time without further notice to shareholders.

Portfolio managers and other senior officers or spokespersons of the Adviser or the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons ONLY IF such information has been previously publicly disclosed.

The policies and procedures further prohibit the Funds or any other person from paying or receiving any compensation or consideration of any type for the purpose of obtaining such information.  “Consideration” includes any agreement to maintain assets in a Fund or any other investment company or account managed by the Adviser or any of its affiliated persons.

The Funds disclose portfolio holdings in connection with the day-to-day operations and management of the Funds, including to the Funds’ Custodian, attorneys, and auditors.  Portfolio holdings may also be disclosed to other service providers to the Funds, including pricing services, portfolio management and trading systems.  The Funds’ Custodian, by the nature of its services to the Funds, has real-time information about the portfolio securities being purchase, sold, and held by each of the various Funds.  The Funds’ attorneys (currently Seyfarth Shaw LLP) and accountants (currently KPMG LLP), in order to provide their services to the Funds, may be provided with the Funds’ portfolio holdings on a real-time basis, without any lag; however, the Funds’ attorneys and accountants are ordinarily only provided with the Funds’ calendar quarter-end and top ten portfolio holdings after they are made publicly available.

The non-public disclosure of aggregate (but not individual client) portfolio holdings to other third parties may be permissible so long as the third party has signed a written Confidentiality Agreement that is in form and substance acceptable to, and approved by, both the Fund’s and Trust’s Chief Compliance Officer and the Adviser’s Chief Compliance Officer or, in his or her absence, the Adviser’s General Counsel.  Any Confidentiality Agreement must be consistent with past disclosure practices.  All Confidentiality Agreements shall be provided to the full Boards of Directors and/or Trustees or an authorized committee of the Boards on a quarterly basis.  Currently, neither the Fund nor the Trust have received any such written Confidentiality Agreements, and therefore, the Funds do not disclose their calendar quarter-end or top ten holdings to such third parties before the Fund’s and/or Trust’s calendar quarter-end and/or top ten holdings, respectively, have been made publicly available on the Funds’ website.

Notwithstanding anything in the policies to the contrary, the Funds’ Boards and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the policies. Further, the policies may not be waived, or exceptions made, without the written consent of the Funds’ Chief Compliance Officer. All waivers and exceptions involving any of the Funds will be disclosed to the Funds’ Boards no later than its next regularly scheduled quarterly meeting.


The portfolio turnover rate for the fiscal year ended December 31, 2007, in the Monetta Fund was 184.3% (157.9% in 2006); in the Young Investor Fund was 24.1%; in the Mid-Cap Equity Fund was 135.1% (130.5% in 2006); and in the Intermediate Bond Fund was 68.0% (31.9% in 2006). The Monetta Fund and the Mid-Cap Equity Fund normally pursue a selling discipline that seeks to preserve capital gains and limit losses.  This approach can result in above-average trading volume, especially during periods of decline.  Portfolio turnover is a function of individual stock price volatility, reflecting both price direction and volume.


Nothing contained in the policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

The Funds’ Boards must approve all material amendments to the policies.

DIRECTORS, TRUSTEES AND OFFICERS

The following table lists the Board of Directors of the Monetta Fund and Trustees of the Monetta Trust.  The Board of Directors and Board of Trustees supervise the business and management of the Fund and the Trust, respectively.  The Boards approve all significant agreements between the Fund and the Trust and those companies that furnish services to the Fund and the Trust.

The individuals marked by an asterisk (*) are considered interested persons (as defined in the Investment Company Act of 1940) as a result of their affiliation with various entities, including the Monetta Fund, the Adviser and the Monetta Trust. Mr. Bakos is “interested” solely as a result of his ownership of shares of the Adviser.

The business address for each Director, Trustee and Officer listed below is 1776-A South Naperville Road, Suite 100, Wheaton, IL 60187.  Each Director and/or Trustee, as the case may be, serves until his or her retirement, resignation, death or removal.

Name, (Year of Birth)	Position(s) Held with Fund	Year Service Began	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director


INDEPENDENT DIRECTORS/TRUSTEES:

John L. Guy (1952)	Director Trustee	1998 1993	Sr. VP Business Banking, Fifth/Third Bank, since November 2006; Executive Director, Wachovia Corp. (formerly First Union Nat'l Bank), Business Banking, General Bank Group, from Nov. 1999 through April 2006.	5	None
Marlene Z. Hodges (1948)	Director Trustee	2001 2001	CFO, Asian Human Services since February 2007; Controller, Gladson LLC (privately owned firm providing database services to consumer packaged goods manufacturers and retailers) from Jan. 2006 to Feb 2007; CFO, Abraham Lincoln Center from March 2003 through Jan. 2006.	5	None
Mark F. Ogan (1942)	Director Trustee	1988 1993	Internal Consultant, RM Acquisition (d/b/a Rand McNally ) since April 2008; Sr. Vice President & Chief Operating Officer,of RM Acquisition, LLC (d/b/a Rand McNally), from December, 2007 through April, 2008; Sr. Vice President & Chief Operating Officer, Rand McNally & Company from July 2003 through December, 2007; President, DuPage Capital Management, Ltd., from April 1995 through July 2003.	5	None

 INSIDE ("INTERESTED") DIRECTORS/TRUSTEES*:

Robert S. Bacarella* (1949)	Principal Executive Officer, Fund and Trust Director and President, Fund Trustee and President, Trust	2002 1985 1993	Chairman, Chief Executive Officer and President of Adviser since April 1997; Chairman and Chief Executive Officer of Adviser, 1996 to 1997; President of Adviser, 1984 to 1996; Director of Adviser since 1984.	5	None
John W. Bakos* (1947)	Director Trustee	1985 1996	Division Placement Manager, Sears, Roebuck & Co. since 1969.	5	None


Name, (Year of Birth)	Position(s) Held with Fund	Year Service Began	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director

OTHER OFFICERS:

Maria Cesario DeNicolo (1949)	Chief Compliance Officer, Fund and Trust Principal Financial Officer, and Principal Accounting Officer, Fund and Trust Chief Financial Officer, Treasurer Fund Trust Secretary Fund Trust Director, Fund & Trustee, Trust	2004 2002 to 2004 1998 to 2004 1993 to 2004 1994 to 2004 1998 1993 2001 to 2003	For the Adviser: Chief Compliance Officer and Asst. Treasurer since Oct. 2004; Director since 1995; Secretary since 1996; Chief Financial Officer, 1997 to 2004; Treasurer, 1996 to 2004. For Ambassador Funds: Chief Compliance Officer since 2004; Chief Financial Officer and Treasurer, 2003-2004 For the sub-adviser, Ambassador Capital Management, LLC: Chief Compliance Officer since 2004. President of Fund Services Group, LLC since July 2003.	-	None
Christina M. Curtis (1962)	Assistant Secretary, Fund and Trust	1996	For the Adviser: Chief Financial Officer and Treasurer since 2004; Assistant Secretary since 1996; Treasurer of Fund Services Group, LLC since July 2003.	-	None
Lynn H. Waterloo (1957)	Fund and Trust: Principal Financial Officer and Principal Accounting Officer Chief Financial Officer	2004 2004	Secretary of Fund Services Group, LLC since July 2003.	-	None

None of the Directors or Trustees received or accrued any compensation such as pension or retirement benefits.


The following table sets forth compensation paid by the Monetta Fund and the Monetta Trust to their respective Directors and Trustees during the year ended December 31, 2007:

Name of Person, Position	Aggregate Compensation from Fund	Aggregate Compensation from Trust*	Pension or Benefits Accrue as part of fund Expenses	Total Compensation from Fund Complex Paid to Directors
Robert S. Bacarella, Pres., Director/Trustee(1)	$0	$0	$0	$0
John W. Bakos, Director/Trustee(1)	750	750	0	1,500
John L. Guy, Director/Trustee	1,750	1,750	0	3,500
Marlene Z. Hodges Director/Trustee	2,000	2,000	0	4,000
Mark F. Ogan, Director/Trustee	2,500	2,500	0	5,000

*The aggregate compensation paid by the Trust to each Trustee is allocated as a percent of Net Assets among each series of the Trust.

(1) Directors and/or Trustees who are employees of the Adviser receive no compensation from the Fund or the Trust.  Compensation reflected above for Mr. Bakos is for the period of January through December 2007 and was paid by the Adviser.

(2) The Monetta Fund Complex consists of the Monetta Fund, Inc. and the series of funds of the Monetta Trust.  Neither the Monetta Fund nor the Monetta Trust offers any retirement or deferred compensation benefits to the members of the Boards of Directors.

Standing Committees of the Board of Directors/Trustees

Audit Committee

The Fund and Trust have an Audit Committee, which is comprised entirely of independent Directors and Trustees.  Mark Ogan, John Guy and Marlene Z. Hodges currently sit on the Audit Committee.  The Audit Committee reviews financial statements and other audit-related matters for the Fund and the Trust.  The Audit Committee also holds discussions with management and with the Registered Independent Public Accounting Firm concerning the scope of the audit and the auditor's independence.  The Audit Committee normally meets twice a year and, if necessary, more frequently.  The Audit Committee met twice during calendar year 2007.  The Audit Committee operates under a written charter.

Nominating Committee

The Nominating Committee was created in 2000 and is comprised entirely of independent Directors and Trustees.  Mark Ogan and John Guy currently sit on the Nominating Committee.  The Nominating Committee meets as often as deemed appropriate by the members.  The Nominating Committee did not meet during calendar year 2007.  The Fund and the Trust do not elect directors or trustees annually, since each director or trustee serves until retirement, removal, resignation or death.  The Nominating Committee reviews and nominates persons to serve as members of the Board of Directors and Board of Trustees, and reviews and makes recommendations concerning the compensation of the independent Directors and Trustees.  The Nominating Committee does not have a charter.  When the Boards determine to seek a candidate to become a director or trustee, the Committee will review men or women of proven character and talents who qualify as an independent director or trustee.  The specific talents sought by the Committee will depend on perceived needs at the time the vacancy arises.  The Committee has the authority to retain third parties that may receive compensation for identifying or evaluating candidates.


When the Boards seek a candidate, the Committee may consider recommendations of qualified candidates from a variety of sources, including other directors or trustees (including non-interested directors or trustees) and shareholders.  Shareholders may propose nominees by writing to the Nominating Committee, in care of the Secretary of the Monetta Fund and Monetta Trust, at 1776-A South Naperville Road, Suite 100, Wheaton, Illinois 60187.


Executive Committee

The Executive Committee, which includes Robert Bacarella, Marlene Hodges and Mark Ogan, meets between meetings of the Boards and is authorized to exercise all of the Boards' powers.  In particular, the Executive Committee meets to review and make recommendations concerning pricing of the Fund's or Trust's portfolio securities when a particular security cannot be properly valued.  The Executive Committee met twelve times via telephone or electronic mail during 2007 to approve the monthly and quarterly dividend distributions.

Compensation Committee

Neither the Fund nor the Trust has a Compensation Committee.

Directors' and Trustees' Fund Holdings

As of December 31, 2007, the Directors and Trustees had invested the following amounts in the Fund, the Trust and in all funds managed by the Adviser.  Investments are listed in the following ranges: none, $1-10,000, $10,001-50,000, $50,000-100,000 and over $100,000:

Name	Monetta Fund	Monetta Trust	Total Invested in All Funds*
Robert S. Bacarella	over $100,000	Young Investor Fund over $100,000 Mid-Cap Equity Fund over $100,000 Bond Fund over $100,000 Gov't Money Market Fund over $100,000	over $100,000
John W. Bakos	$50,000-$100,000	Young Investor Fund None Mid-Cap Equity Fund None Bond Fund None Gov't Money Market Fund None	$50,000-100,000
John L. Guy	$1-$10,000	Young Investor Fund None Mid-Cap Equity Fund $1-10,000 Bond Fund None Gov't Money Market Fund None	$1-10,000
Marlene Z. Hodges	$10,001-$50,000	Young Investor Fund None Mid-Cap Equity Fund None Bond Fund None Gov't Money Market Fund None	$10,001-$50,000
Mark F. Ogan	$1-$10,000	Young Investor Fund None Mid-Cap Equity Fund $1-10,000 Bond Fund None Gov't Money Market Fund None	$1-10,000

*Total invested in all funds is the aggregate dollar range of investments in all five funds overseen by each individual Director and Trustee and managed by the Adviser.


No director who is not an interested person of the Funds, nor immediate family members, owns beneficially or of record securities of the Trust's or Fund's investment adviser, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with the above listed companies.

Directors' and Trustees' Affiliations and Transactions

None of the independent Directors and Trustees (or their immediate family members) own any securities issued by the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.  Robert Bacarella and John Bakos own shares of the Adviser and are considered inside Directors and Trustees.

None of the independent Directors and Trustees (or their immediate family members) during the last two calendar years have had any direct or indirect interest, the value of which exceeds $120,000, in the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the independent Directors or Trustees (or their immediately family members) have had any material interest in any transaction, or series of transactions, during the last two calendar years, in which the amount exceeds $120,000 and to which any of the following persons was a party: Monetta Fund, Monetta Trust, any series of the Monetta Trust, an officer of the Monetta Fund or the Monetta Trust, any fund or hedge fund managed by the Adviser, or the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the independent Directors or Trustees (or their immediately family members) have had any direct or indirect relationships during the last two years, in which the amount exceeds $120,000 and to which any of the following persons was a party: Monetta Fund, Monetta Trust, any series of the Monetta Trust, an officer of the Monetta Fund or the Monetta Trust, any fund or hedge fund managed by the Adviser, or the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the officers of the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies have served during the last two years on the board of directors of a company where an independent Director or Trustee (or their immediate family members) served as an officer.

SIGNIFICANT SHAREHOLDERS


Shares of the Fund and Trust owned by the Adviser, Trustees and Officers, as of March 31, 2008, were as follows:

	ADVISER		ADVISER TRUSTEES & OFFICERS
	SHARES	% OF FUND	SHARES	% OF FUND
Monetta Fund	1,275	0.03%	74,956	1.84%
Monetta Young Investor Fund	3,430	5.47%	27,238	43.40%
Mid-Cap Equity Fund	2,208	0.43%	35,144	6.84%
Intermediate Bond Fund	0	0%	53,543	10.30%
Government Money Market Fund	83,300	1.41%	659,080	11.15%

Ownership of a significant percentage of the outstanding shares of the Young Investor Fund, Mid-Cap Equity Fund, Intermediate Bond Fund and Government Money Market Fund reduces the number of other shares that must be voted in accordance with the Adviser's vote to approve or disapprove any proposal requiring the approval of the Shareholders of the Trust or of the Fund.

The following table sets forth as of March 31, 2008, the name and holdings of each person known by the Funds to be a record owner of more than 5% of the outstanding shares of the respective fund.  Other than as indicated below, the Funds are not aware of any shareholder who beneficially owns more than 5% of the Funds' total outstanding shares.  Monetta Mid-Cap Equity Fund: 5.6% Betty J. Wood Tr, Betty J Wood Revocable Living Trust U/A. Monetta Trust Intermediate Bond Fund: 13.8% U.S. Bank N.A. Cust, Virgil Pontarelli, IRA; 9.6% Robert S. Bacarella.  Monetta Gov’t Money Market Fund: 32.4% Monetta Fund, Inc.; 9.0% Robert S. and Kathleen A Bacarella, JTWRS; 5.8% Richard-Midway Funeral Home.  Monetta Young Investor Fund: 22.5% Robert S and Kathleen A Bacarella, JTWRS; 5.5% Monetta Financial Services, Inc; 5.0% Robert S. Bacarella.  The above accounts should be addressed: C/O Monetta Financial Services, Inc., 1776-A South Naperville Rd. Suite 100 Wheaton, IL 60187.


SERVICE PROVIDERS

The Funds utilize the services of various providers to conduct the daily activities of the Funds.  Each of the service providers described below fulfills a specific function and is necessary to ensure the efficient operation to the Funds.


INVESTMENT ADVISER AND ADMINISTRATOR, PORTFOLIO MANAGERS AND SUB-ADVISERS

The investment adviser for the Monetta Fund and Monetta Trust is Monetta Financial Services, Inc., ("MFSI").  Under separate Investment Advisory Agreements, dated December 3, 2001, the Adviser provides various services to the Monetta Fund and Monetta Trust.  A description of the responsibilities of the Adviser appears in the "Management" section of the Prospectus.  The Adviser’s affiliate, Fund Services Group, LLC (“FSG”), provides administrative services to the Monetta Fund and Monetta Trust.  FSG is 45.5% owned by Monetta Financial Services, Inc. and 45.5% owned by Ambassador Capital Management, LLC (sub-adviser to Monetta Trust).  The remaining 9% is owned by Maria C. De Nicolo of Fund Services Group, LLC.  Administrative/accounting fees charged by FSG may be paid by the Funds to the extent permitted under the Advisory Agreements dated December 3, 2001.  For the year ended December 31, 2007, the Funds paid FSG the following fees for administrative/accounting services: Monetta Fund $59,999; Mid-Cap Fund $12,169; Bond Fund $5,041; and the Government Money Market Fund $3,081.

Robert S. Bacarella owns 76.7% of the outstanding voting stock of the Adviser.  John W. Bakos owns 2.2%, and Maria C. De Nicolo owns 1.1% of the outstanding voting stock of the Adviser.

For the services provided to the Funds, the Adviser is paid a monthly fee, based on a percentage of the average net assets of each fund.  Investment management fees paid by each fund, for the fiscal years ended December 31, 2007, 2006, and 2005, are as follows:

Investment Management Fees

FUND	2007	2006	2005
Monetta Fund	$575,628	$552,522	$541,230
Monetta Trust-
Young Investor Fund	2,451	88	N/A
Mid-Cap Equity Fund	45,633	48,604	51,484

Intermediate Bond Fund	22,056	26,582	31,247
Government Money Market Fund	15,402	8,926	6,849

Investment management fees waived for the Government Money Market Fund, for the fiscal years ended December 31, 2007, 2006, and 2005, are as follows:

Waived Fees

FUND	2007	2006	2005
Government Money Market Fund	$15,402	$8,926	$6,849

In addition, the Adviser voluntarily reimbursed fund expenses as follows:

Expenses Reimbursed

FUND	2007	2006	2005
Young Investor Fund*	$67,751	$10,576	N/A
Government Money Market Fund	$22,651	$20,731**	$31,957

*Inception date December 12, 2006

**This value represents the expenses actually reimbursed in fiscal year 2006.  Had the waiver and reimbursement agreement referred to in the Government Money Market Fund’s Prospectus been in effect for the full year, this number would have been $20,954.


Portfolio Managers


Other Accounts Managed.  The portfolio manager of the Adviser does not manage portfolios other than those of the Monetta Fund and Monetta Trust.  The Adviser’s only clients are those two Investment Companies.  In the past, the Adviser has had other advisory arrangements with other separate accounts, but the Adviser currently has no such arrangements and does not manage any accounts other than the Fund and the Trust.   The following table lists the number and types of accounts managed by the portfolio manager and assets under management in those accounts as of March 31, 2008:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accts	Assets Managed (-000s)	Total Assets Managed (-000s)
Robert S. Bacarella	5	72,494	0	0	0	0	72,494

Potential conflicts of interest may arise between the funds managed by the Adviser, for example between those funds where the Adviser has agreed to waive its fees and those funds where the Adviser has not so agreed.  The Adviser allocates investment decisions across all the funds in a particular strategy in order to limit the conflicts involved in managing multiple funds.  Differences in investments are a result of individual fund investment strategies and restrictions or the timing of additions and withdrawals of amounts subject to account management.

Compensation.  Following is a description of the structure of, and method used to determine the compensation received by the funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended December 31, 2007.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
Robert S. Bacarella	Salary/Bonus	Monetta Financial Services, Inc.	Robert S. Bacarella receives compensation that is a combination of salary and a bonus based on the profitability of Monetta Financial Services, Inc., the Adviser.

The dollar range of shares beneficially owned, for the year ended December 31, 2007, are as follows:

Robert S. Bacarella

Monetta Fund $500,001 - $1,000,000

Monetta Trust-

   Young Investor Fund $100,001 - $500,000

   Mid-Cap Equity Fund $100,001 - $500,000

   Intermediate Bond Fund $500,001 - $1,000,000

   Gov’t Money Market Fund $500,001 - $1,000,000


Sub-Advisers


Ambassador Capital Management, LLC

The investment sub-adviser for the Government Money Market Fund is Ambassador Capital Management, LLC (“Ambassador”). Ambassador is controlled by Brian T. Jeffries, its President and Chief Executive Officer, and Gregory A. Prost, Vice-President, each of whom owns more than 25% of the voting securities of Ambassador.  Under a separate Investment Sub-Advisory Agreement, dated December 3, 2001, with the Adviser, Ambassador provides investment services for the Government Money Market Fund.  Sub-Advisory services for the Intermediate Bond Fund were provided from December 3, 2001 through November 30, 2006 and for the fixed-income portion of the Balanced Fund from December 3, 2001 through the Fund’s liquidation date of December 27, 2007.  The sub-advisory fee is paid by the Adviser out of its advisory fee.  The Ambassador will be paid at the following annual rate:

Fund	Asset Level	Fee
Monetta Gov't Money Market Fund	In excess of $30 million	(A)

(A) As of April 30, 2007 the Adviser and the Trust entered into a contractual arrangement whereby the Adviser has agreed to waive its management fee, reimburse the Government Money Market Fund for its distribution fees, and reimburse certain of the Government Money Market Fund’s expenses as necessary to cap the Government Money Market Fund’s Net Expenses at 0.50% of the Government Money Market Fund’s average daily net assets.  That waiver and reimbursement agreement shall continue in effect through December 31, 2009, and may be renewed for subsequent periods.  To the extent that the Adviser receives a management fee, the Adviser will pay Ambassador 20% of the fee charged to the Monetta Government Money Market Fund for net assets in excess on $30 million.

The Adviser, from its management fee, paid Ambassador the following fees:

Fund	2007	2006	2005
Monetta Intermediate Bond Fund	N/A	$ -0-	$ -0-
Monetta Balanced Fund	$-0-	-0-	-0-
Monetta Gov’t Money Market Fund	-0-	-0-	-0-

The following table lists the number and types of accounts managed by the portfolio manager and assets under management in those accounts as of December 31, 2007

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accts	Assets Managed (-000s)	Total Assets Managed (-000s)
Gary R. Schaefer	1	5,875	0	0	0	0	5,875

Potential conflicts of interest may arise between the accounts managed by Ambassador, for example between those accounts that have performance-based fees and those accounts that do not have such fees.  Ambassador allocates investment decisions across all the accounts in a particular strategy in order to limit the conflicts involved in managing multiple accounts.  Differences in investments are a result of individual client account investment strategies and restrictions or the timing of additions and withdrawals of amounts subject to account management.

Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
Gary Schaefer	Salary/Bonus	Ambassador Capital Management, LLC	Gary Schaefer receives compensation that is a combination of salary and a bonus based on the profitability of Ambassador Capital Management, LLC.



Mr. Schaefer did not beneficially own any shares in the Fund he managed as of December 31, 2007.

For the period ending December 31, 2007, Ambassador Capital Management LLC, had total assets under management of $717 million, which included $457 million for the Ambassador Money Market Fund, a registered investment company.

Belle Haven Investments, L.P.

Effective as of December 1, 2006, Belle Haven Investments, L.P., a Connecticut limited partnership (“Belle Haven”), became the investment sub-adviser to the Monetta Intermediate Bond Fund pursuant to an Interim Sub-Advisory Agreement entered into as of that date between the Adviser and Belle Haven.  Pursuant to the terms of the Interim Sub-Advisory Agreement, Belle Haven received no fees for the subadvisory services it provided to the Monetta Intermediate Bond Fund for the fiscal year ended December 31, 2006.

On March 29, 2007, an Investment Sub-Advisory Agreement between the Adviser and Belle Haven was approved by the shareholders of the Monetta Intermediate Bond Fund at a special meeting called for that purpose.  The Adviser and Belle Haven executed that Investment Sub-Advisory Agreement as of April 1, 2007.  Under this Investment Sub-Advisory Agreement, Belle Haven’s annual fee is 0.25% of average daily net assets of the Monetta Intermediate Bond Fund.  This fee is paid entirely by the Adviser, and has not resulted in any additional costs to the Monetta Intermediate Bond Fund.

Belle Haven is a limited partnership, and is controlled by the employees.  Ownership allocation is, J. Matthew Dalton – 61.1%, Mark Steffen – 33.3%, and Other Employees – 5.6%.

The following table lists the number and types of accounts managed by the portfolio manager and assets under management in those accounts as of December 31, 2007

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accts	Assets Managed (-000s)	Total Assets Managed (-000s)
Matthew Dalton	1	$5,504	0	0	231	$153,504	$159,008
Mark Steffen	1	$5,504	0	0	231	$153,504	$159,008

Potential conflicts of interest may arise between the accounts managed by Messrs. Dalton and Steffen for example between those accounts that have performance-based fees and those accounts that do not have such fees.  Mr. Dalton allocates investment decisions across all the accounts in a particular strategy in order to limit the conflicts involved in managing multiple accounts.  Differences in investments are a result of individual client account investment strategies and restrictions or the timing of additions and withdrawals of amounts subject to account management.

Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
Matthew Dalton	Salary/Bonus	Belle Haven	Matthew Dalton receives compensation that is a combination of salary and a bonus based on the profitability of Belle Haven, the sub-adviser.
Mark Steffen	Salary/Bonus	Belle Haven	Mark Steffen receives compensation that is a combination of salary and a bonus based on the profitability of Belle Haven, the sub-adviser.



The dollar range of shares beneficially owned, for the year ended December 31, 2007, are as follows:

Matthew Dalton

Intermediate Bond Fund

None

Mark Steffen

Intermediate Bond Fund

None

A description of the sub-adviser appears in the "Management" section of the Monetta Trust’s Prospectus.

DISTRIBUTOR

Effective May 1, 2002, the shares of each fund are offered for sale on a continuous basis through Quasar Distributors, LLC, ("Distributor"), a registered broker-dealer, pursuant to written Distribution Agreements with the Monetta Fund and the Monetta Trust.  Prior to May 1, 2002, the Funds were distributed through Funds Distributor, Inc.  The agreements with Quasar are initially for a period of two years and will then continue from year to year, provided such continuance is approved annually (i) by a majority of the Board members or by a majority of the outstanding voting securities of each fund and (ii) by a majority of the Board members who are not parties to the Agreements or interested persons of any such party.  There are no sales commissions or charges directly to shareholders of the Monetta Trust, and for the Monetta Fund, the Adviser pays all the fees and expenses of the Distributor.

As agent, the Distributor offers shares of the Monetta Fund to investors at net asset value, without sales commissions or other sales load.  The Distributor offers all of the Funds' shares only on a best-efforts basis.

The distribution of shares for each fund of the Monetta Trust is discussed below.

Quasar Distributors, LLC’s principal business location is 615 East Michigan Street, Milwaukee, WI 53202.

TRANSFER AGENT AND CUSTODIAN

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202, acts as the transfer agent and U.S. Bank, N.A., 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212 is the custodian for the Funds.  It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds and performing other administrative duties, all as directed by authorized persons of the Funds.  The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds.  The Funds have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law.  The Funds may invest in obligations of the custodian and may purchase from, or sell securities to, the custodian.

LEGAL COUNSEL

The legal counsel for the Monetta Fund and the Monetta Trust is Seyfarth Shaw LLP, 131 South Dearborn Street, Suite 2400, Chicago, Illinois 60603.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Independent Registered Public Accounting Firm for the Funds is KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601.  The Registered Independent Public Accounting Firm reports on the Funds' annual financial statements, reviews certain regulatory reports and the Funds' income tax returns and performs other professional accounting, auditing, and tax services when engaged to do so by the Funds.


DISTRIBUTION OF MONETTA TRUST SHARES – RULE 12B-1 PLAN

Distribution Plans.  Each of the funds of the Monetta Trust has adopted Service and Distribution Plans under which reimburse the Distributor for some of its distribution expenses.  The Service and Distribution Plans were approved by the Board of Trustees of the Monetta Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940.  Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.  Payments pursuant to a Service and Distribution Plan are included in the operating expenses of the Fund.

Payments under the Service and Distribution Plan may be up to an annual rate of 0.25% of the average daily net asset value for each of the funds of the Monetta Trust, except the Government Money Market Fund.  For the Government Money Market Fund, payments may be up to an annual rate of 0.10% of the average daily net asset value of its shares.  As of April 30, 2007, the Adviser has contractually agreed to reimburse the Government Money Market Fund 100% of its distribution fees for the periods ended December 31, 2007 and December 31, 2008.  The reimbursement agreement for the Government Money Market Fund may be renewed for subsequent periods.  Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling shares, servicing its shareholders and maintaining its shareholder accounts.  Normally, servicing fees are paid at an annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of each fund of the Monetta Trust.

Additional Information Concerning the Distribution Plans.  In addition, to the extent that any investment advisory fees paid by the funds of the Monetta Trust may be deemed to be indirectly financing any activity that primarily is intended to result in the sale of fund shares within the meaning of Rule 12b-1, the Service and Distribution Plans authorize the payment of such fees.

The Service and Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Independent Trustees or a majority of a fund’s outstanding class of shares.  The Distributor is required to furnish quarterly written reports to the Board of Trustees detailing the amounts expended under the Service and Distribution Plans.  The Service and Distribution Plans may be amended, provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1.  Currently, Rule 12b-1 provides that as long as the Service and Distribution Plans are in effect, the Monetta Trust must commit the selection and nomination of candidates for new Independent Trustees to the sole discretion of the existing Independent Trustees.


The principal types of activities, for which 12b-1 payments have been made and/or incurred, for the Monetta Trust (excluding the Government Money Market Fund), during the fiscal year ended December 31, 2007, are as follows:

	Young Investor Fund	Mid-Cap Equity Fund	Bond Fund
Advertising	$0	$0	$0
Printing and mailing of Prospectus to other than current shareholder	0	0	0
Compensation to personnel	0	0	0
Compensation to Broker-Dealers	32	1,108	10,322
Compensation to Sales Personnel	0	0	0
Other –State registration filing fees	0	6,504	482
Other –Distributor charges	1,082	5,840	5,419
Other –Marketing expenses	0	1,850	0


It is the opinion of the Board of Trustees that the 12b-1 Plan is necessary to maintain a flow of subscriptions to offset redemptions and to encourage sales of shares to permit the funds of the Monetta Trust to reach an economically viable size.  Redemptions of mutual fund shares are inevitable.  If redemptions are not offset by subscriptions, a fund shrinks in size and its ability to maintain quality shareholder services declines.  Eventually, redemptions could cause a fund to become unprofitable.  Furthermore, an extended period of significant net redemptions may be detrimental to the orderly management of the portfolio.  The offsetting of redemptions through sales efforts benefits shareholders by maintaining the viability of a fund.  Additional benefits may accrue from net sales of shares relative to portfolio management and increased shareholder servicing capability.  Increased assets enable a fund to further diversify its portfolio, which spreads and reduces investment risk while increasing opportunity.  In addition, increased assets enable the establishment and maintenance of a better shareholder servicing staff, which can respond more effectively and promptly to shareholder's inquiries and needs.

CODE OF ETHICS

The Adviser, Ambassador and Belle Haven (sub-advisers), and the Fund and the Trust have Codes of Ethics designed to ensure that the interests of the Funds' shareholders come before the interests of the people who manage the Funds.  Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying or selling any equity securities or any securities sold in private placements in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership without the prior approval of the Funds' compliance officer.

BROKERAGE ALLOCATION

The Adviser has discretion to select brokers, dealers and market makers to execute portfolio transactions.  The main objective is to seek the best combination of net price and execution for the Funds.  When executing transactions for the Funds, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission.  Transactions of the Funds in the over-the-counter market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.


All securities transactions, of the Intermediate Bond Fund and the Government Money Market Fund, in 2007, 2006 and 2005, respectively, were executed on a principal basis.  That is to say, a mark-up or mark-down was taken by the broker rather than the broker charging a separate commission.


In selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available, the Adviser is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations (specifically the quotations necessary to determine the Funds' asset values) and other information provided to the Funds or the Adviser.  The Adviser is also authorized to cause the Funds to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.  The Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion.  It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the Adviser.

In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Funds' investment portfolios.  In some cases, such information, including data or recommendations concerning particular securities, relates to the specific transaction placed with the broker.  In general, however, the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects useful to the Adviser in advising the Funds.

The Adviser is the principal source of information and advice to the Funds and is responsible for making and initiating the execution of investment decisions by the Funds.  However, the respective Boards recognize that it is important for the Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions.  In compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds.  The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the respective Boards that other clients of the Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from the information obtained by the Adviser in performing services for others.

Although investment decisions for the Funds are made independently from those for other investment advisory clients of the Adviser, it may develop that the same investment decision is made for a fund and one or more other advisory clients.  If a fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.


As permitted by the 1940 Act and the rules and SEC guidance thereunder, the Funds may enter into "Directed Brokerage Payment Arrangements".  In directed brokerage arrangements, the Funds can use their commission dollars to offset fund-operating expenses such as transfer agent fees, custodial fees, audit and legal fees, and printing of shareholders reports.  As of December 31, 2007, arrangements had been made with various brokers, although these arrangements do not necessitate the use of the respective broker.  Various fund expenses paid for indirectly through directed brokerage agreements (soft dollars), such as legal, audit, tax and printing, for the years ended December 31, 2007 and December 31, 2006, respectively, are as follows: Monetta Fund, $7,240 and $0; Mid-Cap Fund, $2,926 and $0; Young Investor Fund, $1,748 and $0; Intermediate Bond Fund, $2,810 and $0; Government Money Market Fund, $690 and $0, respectively.

The Adviser and its affiliates, Officers, Directors and employees may, from time to time, have long or short positions in, and buy or sell, the securities or derivatives of companies held, purchased or sold by the Funds.  The Adviser has adopted guidelines to avoid any conflict of interest between the interests of Monetta Trust, Monetta Fund, affiliates, Officers, Trustees, Directors and employees.  In any situation where the potential for conflict exists, transactions for the Funds take precedence over any Adviser or affiliate transactions.  Guidelines include a restriction on trading in any security which the Adviser knows, or has reason to believe, is being purchased or sold or considered for purchase or sale by a mutual fund until these transactions have been completed or considered abandoned.

For the fiscal years ended December 31, 2007, 2006 and 2005, aggregate brokerage commissions of each fund were as follows:

FUND	2007	2006	2005
Monetta Fund	$243,892	$262,622	$260,469
Monetta Trust-
Young Investor Fund	462	319	0
Mid-Cap Equity Fund	24,991	32,293	40,939



For the fiscal years ended December 31, 2007, 2006 and 2005, aggregate dollar amounts of transactions involving the payment of commissions by each fund were as follows:

Monetta Fund	2007	2006	2005
Agency trades	$222,570,696	$197,750,663	$188,138,544
Principal trades	-0-	-0-	-0-
Sub-total	222,570,696	197,750,663	188,138,544
Short-term securities	84,270,682	79,616,044	81,038,767
Total transactions	306,841,378	277,366,707	269,177,311

Monetta Trust- Young Investor Fund (Inception Date 12/12/2006)	2007	2006
Agency trades	$462,920	$345,961
Principal trades	-0-	-0-
Sub-total	462,920	345,961
Short-term securities	537,643	1,171,700
Total transactions	1,000,563	1,517,661

Mid-Cap Equity Fund	2007	2006	2005
Agency trades	$16,889,968	$18,303,271	$24,573,571
Principal trades	-0-	-0-	27
Sub-total	16,889,968	18,303,271	24,573,598
Short-term securities	7,680,000	8,236,406	7,780,600
Total transactions	24,569,968	26,539,677	32,354,198


CAPITAL STOCK AND OTHER SECURITIES

Monetta Fund

The Fund has one class of capital stock, $0.01 par value.  Each full share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund (fractional shares have the same rights, proportionally, as full shares).  Fund shares are fully paid and non-assessable when issued and have no pre-emptive, conversion or exchange rights.  The obligations and liabilities associated with ownership, or shares, in the Fund are limited to the extent of the shareholder's investment in the Fund.  Voting rights are non-cumulative so that the holders of more than 50% of the shares voting in any election may, if they so choose, to elect all of the Directors of the Fund.

Monetta Trust

Under the terms of the Trust's agreement and Declaration of Trust ("Declaration of Trust"), the Trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the Trustees.  All shares issued are fully paid and non-assessable when issued and have no preemptive, conversion or exchange rights.

Each Fund’s shares are entitled to participate pro-rata in any dividends and other distributions declared by the Board of Trustees with respect to shares of that Fund.  All shares of a Fund have equal rights in the event of liquidation of that Fund.

Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations.  However, the Declaration of Trust disclaims liability of the Shareholders, Trustees and Officers of the Trust for acts or obligations, of any fund, which are binding only on the assets and property of that fund.  The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation or contract entered into or executed by the Trust of the Board of Trustees.  The Declaration of Trust provides for indemnification out of a fund's assets of all losses and expenses of any fund shareholder held personally liable for the fund's obligations.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and the fund itself is unable to meet its obligations.  The risk of a particular fund incurring financial loss as a result of an unsatisfied liability of another fund of the Trust is also believed to be remote since it would also be limited to claims to which the disclaimer did not apply and to circumstances in which the other fund was unable to meet its obligations.

Each share has one vote and fractional shares have fractional votes.  As a business trust, the Trust is not required to hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory agreement.  On any matters submitted to a vote of Shareholders, shares are voted by individual series and not in the aggregate, except when voting in the aggregate is required by the Investment Company Act of 1940 or other applicable laws.  Shares of a fund are not entitled to vote on any matter not affecting that fund.  All shares of the Trust vote together in the election of Trustees.

The Trustees serve indefinite terms of unlimited duration.  The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after any such appointment, have been elected by the shareholders.  Shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of the two-thirds of the outstanding shares of the Trust.  A trustee may be removed with or without cause upon the written declaration of a majority of the Trustees.

SHAREHOLDER SERVICES

Buying and Selling Shares

Detailed information regarding the purchase, redemption and exchange of fund shares is contained in the Funds' Prospectuses, which are available free of charge by calling our toll-free number (1-800-MONETTA).

The Funds reserve the right to suspend or postpone redemptions of shares of any fund during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by the Securities and Exchange Commission ("SEC"), or the NYSE is closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension or  (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of such fund not reasonably practicable.

The Monetta Fund and the Monetta Trust have each elected to be governed by Rule 18f-1, under the 1940 Investment Company Act, pursuant to which both are obligated to redeem shares of each fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of that fund during any 90-day period for any one shareholder.  Redemptions in excess of the above amounts will normally be paid in cash but may be paid wholly or partly by a distribution of securities in kind.

Valuation of Funds' Shares

Each fund's net asset value is determined on days on which the NYSE is open for trading.  The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.  If one of these holidays falls on a Saturday or Sunday, the Exchange will be closed on the preceding Friday or the following Monday, respectively.

For purposes of calculating the net asset value per share, the assets of the Funds are valued as follows:

1) VALUATION - Securities for which market quotations are readily available at the time of valuation are valued on that basis.  Each security traded on a national stock exchange is valued at its last sale price on that day, and, in the case of securities reported on the NASDAQ National Market System, is valued based on the NASDAQ Official Closing Price.  Listed securities and securities traded on the over-the-counter markets that did not trade on the last business day are valued at the mean between the quoted bid and ask prices.  Long-term straight-debt securities for which market quotations are not readily available are valued at a fair value based on valuations provided by pricing services approved by the Boards, which may employ electronic data processing techniques, including a matrix system, to determine valuations.  Short-term debt securities for which market quotations are not readily available are valued by use of a matrix prepared by the Adviser based on quotations for comparable securities.  Other assets and securities held by a fund for which these valuation methods do not produce a fair value are valued by a method that the Boards believe will determine a fair value.

2) VALUATION OF GOVERNMENT MONEY MARKET FUND - Government Money Market Fund values its portfolio by the "amortized cost method" by which it attempts to maintain its net asset value at $1.00 per share.  This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument.  Other assets are valued at a fair value determined in good faith by the Boards.  In connection with the Government Money Market Fund's use of amortized cost and the maintenance of the fund's per-share net asset value of $1.00, the Trust has agreed (i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to the fund's objective of maintaining relative stability of principal and not in excess of 90 days, (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Board of Trustees determines represent minimal  credit risks and that are of eligible quality as determined by any major rating service as defined under SEC Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Board of Trustees.

The Trust has established procedures reasonably designed to stabilize the fund's price per share as computed for the purpose of sales and redemptions at $1.00.  Those procedures include review of the fund's portfolio holdings by the Board of Trustees at such intervals as it deems appropriate to determine whether the fund's net asset values calculated by using available market quotations or market equivalents deviate from $1.00 per share based on amortized cost.  Calculations are made to compare the value of its investments valued at amortized cost with market value.  Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from the Adviser's matrix or values obtained from an independent pricing service.  Any such service may value the fund's investments based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers and general market conditions.  The service may also employ electronic data processing techniques, a matrix system or both to determine valuations.

In connection with the fund's use of the amortized cost method of portfolio valuation to maintain its net asset value at $1.00 per share, the fund might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period.  The extent of any deviation between the fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, will be examined by the Board of Trustees as it deems appropriate.  If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.  In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results.  Actions which the Board might take include (i) selling portfolio instruments prior to maturity to realize capital gains or losses  (ii) shorten average portfolio maturity (iii) increasing, reducing, or suspending dividends or distributions from capital or capital gains or (iv) redeeming shares in kind.  The Board might also establish a net asset value per share by using market values, which may result in a deviation of net asset value from $1.00 per share.

TAXATION OF THE FUNDS

Each fund, since inception has qualified, and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended.  Such qualification exempts the Funds from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains to the shareholders.

PERFORMANCE INFORMATION


Yield

The Intermediate Bond Fund may quote yield figures from time to time.  Yield is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period.  The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

The Yield formula is as follows:

YIELD = 2(((a-b/cd) + 1) - 1)

a = dividends and interest earned during the period (for this purpose, the fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated);

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

d = the net asset value of the fund.

The Intermediate Bond Fund's yield for the 30 days ended December 31, 2007, was 4.16%.

Current or Effective Yield

The Government Money Market Fund may quote a "Current Yield" or "Effective Yield", or both, from time to time.  The Current Yield is an annualized yield based on the actual total return for a seven-day period.  The Effective Yield is an annualized yield based on a daily compounding of the Current Yield.  These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes.  The Net Change in Account Value will always equal the total dividends declared with respect to the account, assuming a constant net asset value of $1.00.

The Yields are then computed as follows:

Current Yield    = NET CHANGE IN ACCOUNT VALUE X 365

                   --------------------------------

                   Beginning Account Value        7

Effective Yield  = (1 + NET CHANGE IN ACCOUNT VALUE) 365/7 - 1

                   --------------------------------

                   Beginning Account Value


In addition to fluctuations reflecting changes in net income of the fund resulting from changes in income earned on its portfolio securities and in its expenses, the fund's yield also would be affected if the fund were to restrict or supplement its dividends in order to maintain its net asset value at $1.00 (see "Shareholder Information" in the Prospectus and "Valuation of Fund Shares" herein).  Portfolio changes resulting from net purchases or net redemptions of fund shares may affect yield.  Accordingly, the fund's yield may vary from day to day and the yield stated for a particular past period is not a representation as to its future yield.  The fund's yield is not assured, and its principal is not insured, however, the fund will attempt to maintain its net asset value per share at $1.00.


For the seven days ended December 31, 2007, the Government Money Market Fund's current seven-day yield was 3.92% and the effective yield was 4.00%.


Performance Data

From time to time, each fund may give information about its performance by quoting figures in advertisements and sales literature.  These performance figures are based on historical results and are not intended to indicate future performance.  "Average Annual Total Return" represents the average annual compounded rate of return for the periods presented.  Periods of less than one year are not annualized.  Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the fund's portfolio.  Average annual total return is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     ERV = P(1+T)(n)

      P = the amount of an assumed initial investment of $1,000 in fund shares;

      T = average annual total return;

      n = number of years from initial investment to the end of the period

      ERV = ending redeemable value of $1,000 investment held until the end of such period.

This calculation: (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

"Average Annual Total Return After Taxes on Distributions" adjusts the before taxes quotation for the effects of paying the highest individual marginal federal income tax rate on distributions paid by each of the Funds.  Average annual total return after-taxes on distributions is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)(n) = ATV(D)

      P = hypothetical initial payment of $1,000

      T = average annual total return (after taxes on distributions)

      n = number of years

      ATV(D) = ending redeemable value, after taxes on fund distributions but not after taxes on sale of fund shares, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

"Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares" adjusts the after-taxes quotation for the effects of paying the highest individual marginal federal income tax rate on the sale of each fund's shares.  Average annual total return after taxes on distributions and sale of fund shares is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)(n) = ATV(DR)

      P = hypothetical initial payment of $1,000

      T = average annual total return (after taxes on distributions and redemption)

      n = number of years

      ATV(DR) = ending redeemable value, after taxes on fund distributions and redemption, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

Advertising Information

In advertising and sales literature, a fund may compare its yield and performance with that of other mutual funds, indices or averages of other mutual funds, indices of related financial assets or data and other competing investment and deposit products available from or through other financial institutions.  The composition of these indices or averages differs from that of the Funds.  Comparison of a fund to an alternative investment should be made with consideration of differences in features and expected performance.

All of the indices and averages used will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate.  A fund may also note its mention in newspapers, magazines or other media from time to time.  However, the Funds assume no responsibility for the accuracy of such data.  Newspapers and magazines which might mention a fund include, but are not limited to, the following:

      Business Week

Los Angeles Times

      Changing Times

Money

      Chicago Tribune

Mutual Fund Letter

      Chicago Sun-Times

Morningstar

      Crain's Chicago Business

Newsweek

      Consumer Reports

The New York Times

      Consumer Digest

Pensions and Investment

      Financial World

Personal Investor

      Forbes

Stanger Reports

      Fortune

Time

      Investor's Daily

USA Today

      Kiplinger's

U.S. News and World Report

      L/G No-Load Fund Analyst

The Wall Street Journal

When a newspaper, magazine, or other publication mentions a fund, such mention may include (i) listings of some or all of the fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the fund, including price-earnings ratios, earnings, growth rates and other statistical information and comparisons of that information to similar statistics for the securities comprising any of the indices or averages listed above and (iii) descriptions of the fund's or a portfolio manager's economic and market outlook.

A fund's performance is a result of conditions in the securities markets, portfolio management and operating expenses.  Although information such as that described above may be useful in reviewing a fund's performance and in providing some basis for comparison with other investment alternatives, it is not necessarily indicative of future performance and should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The Funds may also compare their performances to various stock indices (groups of unmanaged common stocks), including Standard & Poor's 500 Stock Index, the Value Line Composite Average, the Russell Indices, the NASDAQ Composite Index, the Dow Jones Industrial Average or to the Consumer Price Index or groups of comparable mutual funds, including rankings determined by Lipper Analytical Services, Inc. (an independent service that monitors the performance of over 1,000 mutual funds), Morningstar, Inc. or that of any another service.

The Funds may also cite its ranking, recognition or other mention by Morningstar.  Morningstar's ranking system is based on risk-adjusted total return performance and is expressed in a star-rated format.  The risk- adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly return less the 3-month Treasury bill return) from the fund's load-adjusted total return score.  This numerical score is then translated into ranking categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, and next 22.5% labeled two star, and the bottom 10% one star.  A high ranking reflects either above-average performance or below-average risk or both.

FINANCIAL STATEMENTS


The financial statements for the Funds, including the Statement of Assets and Liabilities and the Statement of Operations for the fiscal year ended December 31, 2007, and the Statements of Changes in Net Assets for the fiscal years ended December 31, 2007 and 2006, are included in the Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2007.  Also included in the Annual Report are the financial highlights for the Funds. The Annual Report is incorporated herein by reference.  You may receive copies of the report, as well as the June 30 Semi-Annual Report, without charge by calling 1-800-MONETTA.


APPENDIX I - FIXED INCOME SECURITIES RATINGS

General Ratings Information

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the credit-worthiness of an issuer.  Consequently, the Adviser believes that the quality of debt securities in which a fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating should be evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other reasons.  The following is a description of the characteristics of ratings used by Moody's and S&P.

Bond Ratings

Ratings by Moody's

Bonds rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge."  Interest payments are protected by a large or an exceptionally stable margin and principal is secure.  Although the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such bonds.

Bonds rated Aa are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protections may not be as large as in the Aaa Bonds, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Bonds rated Ba are judged to have speculative elements and their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during future periods of significant economic change.  Uncertainty of position characterizes bonds in this class.

Bonds rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract, over any length of time, may be minimal.

Bonds rated Caa are of poor quality.  Such issues may be in default or there may be present negative elements with respect to principal or interest.

NOTE:  Moody's applies numerical modifiers 1, 2, and 3 in each of these generic rating classifications in its corporate bond rating systems.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category.

Ratings by Standard and Poor's

Debt rated AAA has the highest rating available.  Ability to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong ability to pay interest and repay principal and differs only minimally from the highest rated issues.

Debt rated A has a strong ability to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate ability to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions are more likely to lead to a weakened ability to pay interest and repay principal for debt in this category than for debt in higher rated categories.

Bonds rated BB, B, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.  While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties and major risk exposures to adverse conditions.

NOTE: These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Commercial Paper Ratings

Ratings by Moody's

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's.  Among the factors considered by Moody's in assigning ratings are the following:

(1)  evaluation of the management of the issuer;

(2)  economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)  evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7)  financial strength of a parent company and the relationships which exist with the issuer;

(8)  recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

These factors are all considered in determining whether the commercial paper is rated P-2 or P-3.

Ratings by Standard & Poor's

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P.  Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics.

Paper rated A-1 must have the following characteristics:

1) liquidity ratios are adequate to meet cash requirements,

2) long-term senior debt is rated A or better,

3) the issuer has access to at least two additional channels of borrowing,

4) basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.  Typically, the issuer's industry is well established and the issuer has a strong position within the industry and the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-2 or A-3.

APPENDIX II – PROXY VOTING POLICY

MONETTA FINANCIAL SERVICES, INC.

PROXY VOTING POLICY

Adopted:  August 1, 2003

The Board of Directors of Monetta Financial Services, Inc. accepts the delegation to vote proxies of the securities held by the Monetta Funds.

Monetta Financial Services’ voting policy is to vote all proxies in what it deems to be in the best interest of the funds’ shareholders.  The following non-exhaustive list provides the general guidelines and parameters that the Adviser will use in voting for or against a proposal relating to certain issues:

CORPORATE GOVERNANCE

Board of Directors. Issues include director independence, director compensation and consulting fees, committees, number of directors, term limits, stock ownership by directors, et al.	Generally Vote in Favor
Capital Structure, Class of Stock and Recapitalization. Issues include change in state or country of incorporation (i.e., reincorporation), separate classes of stock, et al.	Generally Vote in Favor
Compensation Plans. Issues include CEO and executive compensation, stock option plans, bonuses, severance packages (e.g., golden parachutes), management incentive plans, pension plans, et al.	Vote on a Case by Case Basis

General Corporate Governance.  Issues include election of directors, classified boards, confidential voting, cumulative voting, liability and indemnification of management or directors, ratification of independent auditors, super-majority voting, shareholder proposals, change in charter or by-laws, et al.

Generally Vote in Favor

Takeovers and Significant Corporate Events.  Issues include mergers and acquisitions, anti-greenmail proposals, increase in authorized common stock, poison pills, shareholder rights, spin-offs, opt-out of state antitakeover law, et al.

Vote on a Case by Case Basis

SOCIAL ISSUES

Democracy and Human Rights. Issues include political and religious freedoms, protection of indigenous people, et al.	Vote on a Case by Case Basis
Diversity. Issues include composition of boards of directors, equal opportunity employment, non-discrimination policies (e.g., policies on race, gender, sexual orientation and disability), et al.	Vote on a Case by Case Basis

Environment.  Issues include activity in certain locales (e.g., Alaska), climate change and global warming, environmental and social disclosure, use of certain materials or chemicals, genetically modifies food and agricultural products, nuclear power, recycling, reduction and clean-up of toxics, animal rights, et al.

Vote on a Case by Case Basis
Global Finance. Issues include debt cancellation for poor countries, et al	Vote on a Case by Case Basis
Health and Safety. Issues include pricing of drugs and pharmaceuticals, tobacco, et al.	Vote on a Case by Case Basis
Workplace. Issues include labor relations, vendor/supplier standards, labor rights, sweatshops, child labor, et al.	Vote on a Case by Case Basis
Militarism and Violence. Issues include sale of firearms, landmines, space based weapons, weapon sales to foreign governments, et al.	Vote on a Case by Case Basis
Political Contributions. Issues include soft money contributions, reporting of political contributions, et al.	Vote on a Case by Case Basis

FORM N-1A

MONETTA TRUST

April 30, 2008

SECURITIES ACT OF 1933 Post-effective amendment no. 29

and

INVESTMENT COMPANY ACT OF 1940 Amendment no. 30

PART C - Other Information

ITEM 23. EXHIBITS

(a)    Agreement and Declaration of Trust (1)

(b)    Bylaws (1)

(c)    None

(d)(1) Investment Advisory Agreement dated December 3, 2001 with Monetta

       Financial Services, Inc. (3)

(d)(2) Sub-Advisory Agreement dated December 3, 2001 with Ambassador

       Capital Management (2)

(d)(3) Sub-Advisory Agreement dated as of April 1, 2007 with Belle Haven Investments L.P. (7)

(e)(1) Distribution Agreement dated May 1, 2002 with Quasar

       Distributors, LLC(2)

(e)(2) Amendment to Agreement dated May 1, 2007. Filed herewith.

(e)(3) Amendment to Agreement dated April 10, 2008. Filed herewith.

(f)    None

(g)    Custody agreement dated May 1, 2007 with U.S. Bank, N.A.Filed herewith.

(h)(1)Transfer agency agreement dated May 1, 2007 with U.S. Bancorp

       Fund Services, LLC.  Filed herewith.

(h)(2) Agreement to waive fees and reimburse expenses related to the Monetta Young Investor Fund. Filed herewith.

(h)(3) Agreement to waive fees and reimburse expenses related to the Monetta Government Money Market Fund.  Filed herewith.

(i)(1) Opinion of counsel dated January 18, 1993 (1)

(i)(2) Opinion of counsel with respect to Monetta Blue Chip (formerly

       Large-Cap) Equity Fund and Monetta Balanced Fund

       dated August 1, 1995 (1)

(i)(3) Opinion of counsel with respect to Monetta Select Technology

       (formerly Small-Cap Equity) Fund dated January 30, 1997 (1)

(i)(4) Opinion of counsel with Respect to Monetta Blue Chip (formerly

       Large-Cap Equity)  Fund and Monetta Balanced Fund dated

       August 1, 1995 (1)

(i)(5) Opinion of counsel with respect to Monetta Select Technology

       (formerly Small-Cap Equity) Fund dated January 27, 1997 (1)

(i)(6) Opinion and consent of counsel with respect to the Monetta Young Investor Fund dated November 15, 2006 (5)

(i)(7) Opinion and consent of counsel dated April 29, 2008.  Filed herewith.

(j)    Consent of independent auditors (KPMG).  Filed herewith.

(k)    Not applicable

(l)    Subscription agreement (1)

(m)    Service and Distribution Plan (1)

(n)    Not applicable

(o)    Not applicable

(p)    Code of Ethics (4)

(q)    Other Exhibits.  Powers of Attorney of John W. Bakos,

       John J. Guy, Jr., Mark F. Ogan and Marlene Z. Hodges as

       Trustees of Monetta Trust, dated April 29, 2003 (3)

(1)    Previously filed as an exhibit to post-effective amendment

       no. 8 to Registrant's registration statement on Form N-1A

       no. 33-54822, and incorporated herein by reference.

(2)    Previously filed as an exhibit to post-effective amendment

       no. 17 to Registrant's registration statement on form N-1A

       no. 33-54822, and incorporated herein by reference.

(3)    Previously filed as an exhibit to post-effective amendment

       no. 18 to Registrant's registration statement on form N-1A

       no. 33-54822, and incorporated herein by reference.

(4)    Previously filed as an exhibit to post-effective amendment

       no. 23 to Registrant's registration statement on form N-1A

       no. 33-54822, and incorporated herein by reference.

(5)

 Previously filed as an exhibit to post-effective amendment

    no. 26 to Registrant’s registration statement on form N-1A

    no. 33-54822, and incorporated herein by reference.

(6)

Previously filed as an exhibit to post-effective amendment

no. 27 to Registrant’s registration statement on form N-1A

no. 33-54822, and incorporated herein by reference.

(7)

Previously filed as an exhibit to post-effective amendment

no. 28 to Registrant’s registration statement on form N-1A

no. 33-54822, and incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item.  The information in the prospectus under the caption "Management of the Funds" and in the Statement of Additional

Information under the captions "Investment Adviser" and "Directors/Trustees and Officers" is incorporated by reference.

ITEM 25.  INDEMNIFICATION

Article VIII of the agreement and declaration of trust of registrant (exhibit 1 to this registration statement, which is incorporated herein by reference)

provides in effect that registrant shall provide certain indemnification of its trustees and officers.  In accordance with Section 17(h) of the Investment

Company Act, that provision shall not protect any person against any liability to the registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of

1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is,

therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Monetta Financial Services, Inc. ("MFSI"), registrant's investment adviser, also acts as investment adviser to Monetta Fund, Inc.  The directors and officers of MFSI are: Robert S. Bacarella, Chairman, President and Director; Lynn H. Waterloo, Chief Financial Officer and Treasurer; and Maria C. DeNicolo, Chief Compliance Officer and Secretary.  The information in the Statement of Additional Information under the heading "Directors/Trustees and Officers" describing the principal occupations and other affiliations of Mr. Bacarella, Ms. Waterloo and Ms. DeNicolo are incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  As of the date of the last post-effective amendment filing, Quasar

Distributors, LLC (the "Distributor") also acts as principal underwriter for the following investment companies:

Fund Group Name	Fund Name
Academy Fund Trust	Academy Core Equity Fund
Academy Fund Trust	Academy Select Opportunities Fund
ActivePassive Funds	ActivePassive Large Cap Growth Fd.
ActivePassive Funds	ActivePassive Large Cap Value Fd.
ActivePassive Funds	ActivePasive Small/Mid Cap Growth Fd
ActivePassive Funds	ActivePasive Small/Mid Cap Value Fd
ActivePassive Funds	ActivePassive International Equity Fd
ActivePassive Funds	ActivePassive Emerging Mkts Equity Fd.
ActivePassive Funds	ActivePassive Intermediate Taxable Bd. Fd.
ActivePassive Funds	Active Passive Global Bond Fund
ActivePassive Funds	Active Passive Intermediate Municipal Bond Fund
AIP Alternative Strategies Funds	Alpha Hedged Strategies Fd
AIP Alternative Strategies Funds	Beta Hedged Strategies Fd
Akros Absolute Return Fund	Akros Absolute Return Fund
Al Frank Funds	The Al Frank Fund
Al Frank Funds	Al Frank Dividend Value Fund
Allied Asset Advisors Funds	Iman Fund
Alpine Equity Trust	Alpine Inter'l Real Estate Equity Fd
Alpine Equity Trust	Alpine Realty Income & Growth Fd
Alpine Equity Trust	Alpine U.S. Real Estate Equity Fd
Alpine Income Trust	Alpine Municipal Money Market Fd
Alpine Income Trust	Alpine Ultra Short Tax Optimized Fd
Alpine Series Trust	Alpine Dynamic Balance Fund
Alpine Series Trust	Alpine Dynamic Dividend Fund
Alpine Series Trust	Alpine Dynamic Financial Srvs. Fund
Alpine Series Trust	Alpine Dynamic Innovators Fund
Alpine Series Trust	Alpine Dynamic Transformations Fund
American Trust Allegiance Fund	The American Trust Allegiance Fd
Appleton Group	The Appleton Group Plus Fund
Ascentia Funds	Ascentia Alternative Stgies Fund
Brandes Investment Trust	Brandes Inst. Intnl Equity Fund
Brandes Investment Trust	Brandes Seperately Managed Account Reserve Trust
Brandes Investment Trust	Brandes Inst. Core Plus Fixed Income Fd.
Brandes Investment Trust	Brandes Inst. Enhanced Income Fund
Brandywine Blue Funds, Inc.	Brandywine Advisors Mid Cap Growth Fund
Brazos Mutual Funds	Brazos Growth Portfolio
Brazos Mutual Funds	Brazos Micro Cap Portfolio
Brazos Mutual Funds	Brazos Mid Cap Portfolio
Brazos Mutual Funds	Brazos Small Cap Portfolio
Bridges Investment Fund, Inc.	Bridges Investment Fund, Inc.
Bristlecone Value Fund	Bristlecone Value Fund
Buffalo Funds	Buffalo Balanced Fund
Buffalo Funds	Buffalo High Yield Fund
Buffalo Funds	Buffalo Large Cap Fund
Buffalo Funds	Buffalo Micro Cap Fund
Buffalo Funds	Buffalo Mid Cap Fund
Buffalo Funds	Buffalo Science & Technology Fd
Buffalo Funds	Buffalo Small Cap Fund
Buffalo Funds	Buffalo USA Global Fund
Buffalo Funds	Buffalo Jayhawk China Fund
Buffalo Funds	Buffalo International Fund
Capital Advisors Funds	Capital Advisor Growth Fund
Chase Funds	Chase Growth Fund

Chase Funds	Chase Mid Cap Growth Fund
Cookson Peirce	Cookson Peirce Core Equity Fund
Counterpoint Select Fund	Counterpoint Select Fund
Country Funds	Country Bond Fund
Country Funds	Country Growth Fund, Inc
Cullen Funds	Cullen High Dividend Equity Fund
Cullen Funds	Cullen International High Dividend Fd
Duncan-Hurst Funds	Duncan-Hurst CAN Slim Select Gwth
Edgar Lomax Value Fund	Edgar Lomax Value Fund
Empiric Funds, Inc.	Empiric Core Equity Fund
Everest Funds	Everest America Fund
Fairholme Fund	Fairholme Fund
FIMCO Funds	FIMCO Select Fund
First Amer Investment Funds, Inc.	Arizona Tax Free
First Amer Investment Funds, Inc.	Balanced
First Amer Investment Funds, Inc.	California Intermediate Tax Free
First Amer Investment Funds, Inc.	California Tax Free
First Amer Investment Funds, Inc.	Colorado Intermediate Tax Free
First Amer Investment Funds, Inc.	Colorado Tax Free
First Amer Investment Funds, Inc.	Core Bond
First Amer Investment Funds, Inc.	Equity Income
First Amer Investment Funds, Inc.	Equity Index
First Amer Investment Funds, Inc.	High Income Bond
First Amer Investment Funds, Inc.	Inflation Protected Securities
First Amer Investment Funds, Inc.	Intermediate Govt Bond
First Amer Investment Funds, Inc.	Intermediate Tax Free
First Amer Investment Funds, Inc.	Intermediate Term Bond
First Amer Investment Funds, Inc.	International
First Amer Investment Funds, Inc.	International Select Fund
First Amer Investment Funds, Inc.	Large Cap Growth Opportunities
First Amer Investment Funds, Inc.	Large Cap Select Fund
First Amer Investment Funds, Inc.	Large Cap Value
First Amer Investment Funds, Inc.	Mid Cap Growth Opportunities
First Amer Investment Funds, Inc.	Mid Cap Index
First Amer Investment Funds, Inc.	Mid Cap Value
First Amer Investment Funds, Inc.	Missouri Tax Free
First Amer Investment Funds, Inc.	MN Intermediate Tax Free
First Amer Investment Funds, Inc.	MN Tax Free
First Amer Investment Funds, Inc.	Nebraska Tax Free
First Amer Investment Funds, Inc.	Ohio Tax Free
First Amer Investment Funds, Inc.	Oregon Intermediate Tax Free
First Amer Investment Funds, Inc.	Real Estate Securities
First Amer Investment Funds, Inc.	Short Tax Free
First Amer Investment Funds, Inc.	Short Term Bond
First Amer Investment Funds, Inc.	Small-Mid Cap Core
First Amer Investment Funds, Inc.	Small Cap Growth Opportunities
First Amer Investment Funds, Inc.	Small Cap Index
First Amer Investment Funds, Inc.	Small Cap Select
First Amer Investment Funds, Inc.	Small Cap Value
First Amer Investment Funds, Inc.	Tax Free
First Amer Investment Funds, Inc.	Total Return Bond Fund
First Amer Investment Funds, Inc.	US Govt Mortgage
First Amer Investment Funds, Inc.	Quantitative Large Cap Core Fund
First Amer Investment Funds, Inc.	Quantitative Large Cap Growth Fund
First Amer Investment Funds, Inc.	Quantitative Large Cap Value Fund
First Amer Strategy Funds, Inc.	Income Builder Fund
First Amer Strategy Funds, Inc.	Strategy Aggressive Growth Alloc
First Amer Strategy Funds, Inc.	Strategy Growth and Income Alloc
First Amer Strategy Funds, Inc.	Strategy Growth Allocation
First Amer Strategy Funds, Inc.	Strategy Income Allocation
Fort Pitt Capital Group, Inc.	Fort Pitt Capital Total Return Fund
Fund X Funds	Fund X Aggressive Upgrader Fund

Fund X Funds	Fund X Conservative Upgrader Fd
Fund X Funds	Fund X Flexible Income Fund
Fund X Funds	Fund X Tactical Upgrader Fund
Fund X Funds	Fund X Upgrader Fund
Fund X Funds	Fund X Stock Upgrader Fund
Fund X Funds	Fund X ETF Upgrader Fund
Fund X Funds	Fund X ETF Aggressive Upgrader Fund
Fusion Funds	Fusion Global Long/Short Fund
Geneva Advisors All Cap Growth Fund	Geneva Advisors All Cap Growth Fund
Glenmede Fund, Inc.	Glenmede Core Fixed Income Port
Glenmede Fund, Inc.	Glenmede Government Cash Port
Glenmede Fund, Inc.	Glenmede International
Glenmede Fund, Inc.	Glenmede Large Cap 100
Glenmede Fund, Inc.	Glenmede Large Cap Growth
Glenmede Fund, Inc.	Glenmede Large Cap Value Port
Glenmede Fund, Inc.	Glenmede Small Cap Equity Port
Glenmede Fund, Inc.	Glenmede Strategic Equity Port
Glenmede Fund, Inc.	Glenmede Tax Exempt Port
Glenmede Fund, Inc.	Glenmede U.S. Emerging Growth
Glenmede Fund, Inc.	Glenmede Long/Short Fund
Glenmede Fund, Inc.	Glenmede Total Market
Glenmede Portfolios	Glenmede Municiple Inter Port
Glenmede Portfolios	Glenmede NJ Municiple Port
Glenmede Portfolios	Philadelphia International Fund
Greenspring Fund	Greenspring Fund
Guinness Atkinson Funds	GAtkinson Alternative Energy Fund
Guinness Atkinson Funds	GAtkinson Asia Focus
Guinness Atkinson Funds	Gatkinson Asia-Pacific Dividend Fd
Guinness Atkinson Funds	GAtkinson China & Hong Kong
Guinness Atkinson Funds	GAtkinson Global Energy Fund
Guinness Atkinson Funds	GAtkinson Global Innovators Fd
Harding Loevner Funds	Harding Loevner Emerging Mkts Port
Harding Loevner Funds	Harding Loevner Instl Emerging Mkts
Harding Loevner Funds	Harding Loevner Global Portfolio
Harding Loevner Funds	Harding Loevner Intl Small Co Port
Harding Loevner Funds	Harding Loevner Intl Equity Port
Hennessy Funds, Inc	Hennessy Balanced Fund
Hennessy Funds, Inc	Hennessy Total Return Fund
Hennessy Mutual Funds, Inc.	Hennessy Cornerstone Growth Fd
Hennessy Mutual Funds, Inc.	Hennessy Cornerstone Growth II Fd
Hennessy Mutual Funds, Inc.	Hennessy Cornerstone Value Fund
Hennessy Mutual Funds, Inc.	Hennessy Focus 30 Fund
Hodges Fund	Hodges Fund
Hotchkis and Wiley Funds	Hotchkis and Wiley Large Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley Mid Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley Small Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley All Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley Core Value
Huber Funds	Huber Capital Equity Income Fd
Huber Funds	Huber Capital Small Cap Value Fd
Intrepid Capital Management	Intrepid Capital Fund
Intrepid Capital Management	Intrepid Small Cap Fund
Intrepid Capital Management	Intrepid Income Fund
Jacob Internet Fund Inc.	Jacob Internet Fund
Jensen Portfolio	Jensen Portfolio
Julius Baer Funds	Julius Baer International Equity Fund
Julius Baer Funds	Julius Baer Int'l Equity II Fund
Julius Baer Funds	Julius Baer Glbl High Income Bond Fd
Julius Baer Funds	Julius Baer Global Equity Fund
Julius Baer Funds	Julius Baer Total Return Fund
Julius Baer Funds	Julius Baer U.S. Micro Cap Fund
Julius Baer Funds	Julius Baer U.S. Small Cap Fund

Julius Baer Funds	Julius Baer U.S. Mid Cap Fund
Julius Baer Funds	Julius Baer U.S. Multi Cap Fund
Kensington Funds	Kensington International REIT Fd
Kensington Funds	Kensington Real Estate Securities Fd
Kensington Funds	Kensington Select Income Fd
Kensington Funds	Kensington Strategic Realty Fd
Kensington Funds	Kensington Global Real Estate Fund
Kensington Funds	Kensington Global Infrastructure
Keystone Mutual Funds	Keystone Large Cap Growth Fund
Kiewit Investment Fund L.P.	Kiewit Investment Fund
Kirr Marbach Partners Funds, Inc	Kirr Marbach Partners Value Fd
Leader Short Term Bond Fund	Leader Short Term Bond Fund
LKCM Funds	Aquinas Small Cap Fund
LKCM Funds	Aquinas Value Fund
LKCM Funds	Aquinas Growth Fund
LKCM Funds	Aquinas Fixed Income Fund
LKCM Funds	Balanced Fund
LKCM Funds	Fixed Income Fund
LKCM Funds	International Fund
LKCM Funds	LKCM Equity Fund
LKCM Funds	LKCM Small Cap Fund
Marketfield Fund	Marketfield Fund
Masters' Select Fund Trust	Masters' Select Equity Fund
Masters' Select Fund Trust	Masters' Select Intnl Fund
Masters' Select Fund Trust	Masters' Sel Smaller Comp Fd
Masters' Select Fund Trust	Masters' Select Value Fund
Masters' Select Fund Trust	Focused Opportunities Fund
Matrix Asset Advisors, Inc.	Matrix Advisors Value Fd Inc.
McCarthy Fund	McCarthy Fund
MP63 Fund	MP63 Fund
Muhlenkamp (Wexford Trust)	Muhlenkamp Fund
Nicholas Funds	Nicholas Equity Income Fund
Nicholas Funds	Nicholas Fund
Nicholas Funds	Nicholas High Income Fund
Nicholas Funds	Nicholas II Fund
Nicholas Funds	Nicholas Liberty Fund
Nicholas Funds	Nicholas Limited Edition Fund
Nicholas Funds	Nicholas Money Market Fund
Osterweis Funds	The Osterweis Fund
Osterweis Funds	The Osterweis Strategic Income Fd
Perkins Capital Management	Perkins Discovery Fund
Permanent Portfolio Funds	Permanent Portfolio
Permanent Portfolio Funds	Permanent Portfolio Agg Growth
Permanent Portfolio Funds	Permanent Portfolio Treasury Bill
Permanent Portfolio Funds	Permanent Portfolio Versatile Bond
Perritt Opportunities Funds	Perritt Emerging Opportunities Fund
Perritt Opportunities Funds	Perritt MicroCap Opportunities Fund
Phocas Financial Funds	Phocas Real Estate Fund
Phocas Financial Funds	Phocas Small Cap Value Fund
PIA Funds	PIA BBB Bond Fund
PIA Funds	PIA Short Term Gov't Securities Fund
PIA Funds	PIA Total Return Bond Fund
PIA Funds	PIA MBS Bond Fund
PIC Funds	PIC Flexible Growth Fund
PIC Funds	PIC Small Cap Growth Fund
Portfolio 21	Portfolio 21
Primecap Odyssey Funds	Odyssey Growth Fund
Primecap Odyssey Funds	Odyssey Aggressive Growth Fund
Primecap Odyssey Funds	Odyssey Stock Fund
Prospector Fund	Prospector Capital Appreciation FD
Prospector Fund	Prospector Opportunity Fund
Prudent Bear Funds, Inc.	Prudent Bear Fund

Prudent Bear Funds, Inc.	Prudent Global Income Fund
Purisima Funds	Purisima Total Return Fund
Purisima Funds	Purisima All-Purpose Fund
Quaker Investment Trust	Quaker Strategic Growth Fund
Quaker Investment Trust	Quaker Capital Opportunities Fund
Quaker Investment Trust	Quaker Biotech Pharma-Healthcare
Quaker Investment Trust	Quaker Mid-Cap Value Fund
Quaker Investment Trust	Quaker Small-Cap Value Fund
Quaker Investment Trust	Quaker Small Cap Trend Plus Fund
Quaker Investment Trust	Quaker Fixed Income Fund
Quaker Investment Trust	Quaker Global Growth Fund
Rainier Funds	Rainier Balanced Portfolio
Rainier Funds	Rainier Core Equity Portfolio
Rainier Funds	Rainier Lrg Cap Growth Equity Portfolio
Rainier Funds	Rainier Interm Fixed Inc Port
Rainier Funds	Rainier Mid Cap Equity
Rainier Funds	Rainier Small Mid Cap Port
Rigel Capital, LLC	Rigel US Equity Large Cap Gwth Fd
Rigel Capital, LLC	Rigel US Equity Small/Mid Cap Growth
Rockland Funds Trust	Rockland Small Cap Growth Fund
Seascape Funds	Seascape Focus Growth Fund
Smead Fund	Smead Value Fund
Snow Fund	Snow Capital Opportunity Fund
Stephens Management Co.	Stephens Small Cap Growth Fund
Stephens Management Co.	Stephens Mid Cap Growth Fund
Summit Funds	Bond Fund
Summit Funds	Everest Fund
Summit Funds	High Yield Bond Fund
Summit Funds	Money Market Fund
Summit Funds	NASDAQ 100 Index Fund
Summit Funds	Short Term Government Fund
Teberg Fund	The Teberg Fund
Thompson Plumb (TIM)	Thompson Plumb Bond Fund
Thompson Plumb (TIM)	Thompson Plumb Growth Fd
Thompson Plumb (TIM)	Thompson Plumb MidCap Fd
Thunderstorm Mutual Funds	Dorfman Value Fund
TIFF Investment Program, Inc.	TIFF Bond Fund
TIFF Investment Program, Inc.	TIFF Gov Bond Fund
TIFF Investment Program, Inc.	TIFF International Equity Fd
TIFF Investment Program, Inc.	TIFF Multi-Asset Fund
TIFF Investment Program, Inc.	TIFF Short Term Fund
TIFF Investment Program, Inc.	TIFF U.S. Equity Fund
Tygh Capital Management	TCM Small Cap Growth Fund
Tygh Capital Management	TCM Small-Mid Cap
USA Mutuals	Generation Wave Growth
USA Mutuals	Vice Fund
Villere Fund	Villere Balanced Fund
W Y Funds	Core Fund
Wisconsin Capital Funds, Inc.	Plumb Balanced Fund
Wisconsin Capital Funds, Inc.	Plumb Equity Fund

Quasar Distributors, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.  Quasar Distributors, LLC is a wholly-owned subsidiary of U.S. Bancorp, a publicly traded company on the New York Stock Exchange under the ticker symbol USB.  From February 1, 1997 through April 30, 2002, the distributor was Funds Distributor, Inc.

(b)  The information required by this Item 27(b) with respect to each director, officer, or partner of Quasar Distributors, LLC is incorporated by reference to Schedule A of Form BD filed by Quasar Distributors, LLC with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-52323).

(c)  Not applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Maria C. DeNicolo

Monetta Financial Services, Inc.

1776-A South Naperville Road, Suite 100

Wheaton, Illinois 60187-8133

ITEM 29.  MANAGEMENT SERVICES

None

ITEM 30.  UNDERTAKINGS

Not applicable

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the

Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned duly authorized Officer.

          MONETTA TRUST

          By:  /S/ ROBERT S. BACARELLA

              Robert S. Bacarella, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on April 30, 2008.

Name	Title
/s/ ROBERT S. BACARELLA Robert S. Bacarella	Principal Executive Officer, Trustee and President

/s/ LYNN H. WATERLOO Lynn H. Waterloo	Principal Financial Officer and Principal Accounting Officer

/s/ JOHN W. BAKOS* John W. Bakos	Trustee

/s/ JOHN L. GUY, JR.* John L. Guy, Jr.	Trustee

/s/ MARK F. OGAN* Mark F. Ogan	Trustee

/s/ MARLENE ZIELONKA HODGES* Marlene Zielonka Hodges	Trustee

* Maria DeNicolo signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibit (q) to this registration statement.

                             /S/ MARIA C. DENICOLO

                              Maria C. DeNicolo

                              Attorney-in-Fact

51